Document And Entity Information	6 Months Ended
Sep. 30, 2011
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep 30, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	Q2
Entity Registrant Name	MITSUBISHI UFJ FINANCIAL GROUP INC
Entity Central Index Key	0000067088
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes

Condensed Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Assets:
Cash and due from banks	¥ 3,053,917	¥ 3,230,804
Interest-earning deposits in other banks (including 4,365 million and nil at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	6,812,319	7,333,767
Call loans, funds sold, and receivables under resale agreements (including 26,192 million and 26,079 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	5,910,724	5,320,958
Receivables under securities borrowing transactions	4,914,149	3,600,318
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 million and 11,698,595 million at March 31, 2011 and September 30, 2011) (including 11,917,000 million and 14,553,323 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	34,784,005	28,824,795
Investment securities
Securities available for sale-carried at estimated fair value (including assets pledged that secured parties are permitted to sell or repledge of 1,297,912 million and 2,506,946 million at March 31, 2011 and September 30, 2011)	56,257,325	54,329,881
Securities being held to maturity-carried at amortized cost (including assets pledged that secured parties are permitted to sell or repledge of 959,241 million and 915,629 million at March 31, 2011 and September 30, 2011) (estimated fair value of 3,058,998 million and 2,645,343 million at March 31, 2011 and September 30, 2011)	2,591,667	3,017,189
Other investment securities	882,533	1,704,244
Total investment securities	59,731,525	59,051,314
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 million and 3,139,683 million at March 31, 2011 and September 30, 2011)	86,916,948	87,501,975
Allowance for credit losses	(1,228,157)	(1,240,456)
Net loans	85,688,791	86,261,519
Premises and equipment-net	972,447	962,548
Accrued interest	221,394	233,224
Customers' acceptance liability	89,768	69,950
Intangible assets-net	927,596	991,521
Goodwill	360,772	363,392
Deferred tax assets	1,191,214	1,285,013
Other assets	8,056,552	5,321,120
Total assets	212,715,173	202,850,243
Liabilities and Equity:
Domestic offices, non-interest-bearing	14,752,815	16,421,024
Domestic offices, interest-bearing	97,267,209	99,120,619
Overseas offices, principally interest-bearing	21,373,998	21,090,061
Total deposits	133,394,022	136,631,704
Call money, funds purchased, and payables under repurchase agreements	17,450,972	14,702,562
Payables under securities lending transactions	4,079,084	2,104,105
Due to trust account and other short-term borrowings (including 673 million and 1,663 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	10,854,769	9,121,738
Trading account liabilities	11,449,498	9,908,974
Obligations to return securities received as collateral	4,520,144	3,267,775
Bank acceptances outstanding	89,768	69,950
Accrued interest	156,585	181,814
Long-term debt (including 575,969 million and 519,188 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	12,810,508	13,356,728
Other liabilities	9,317,953	4,841,981
Total liabilities	204,123,303	194,187,331
Commitments and contingent liabilities
Mitsubishi UFJ Financial Group shareholders' equity:
Preferred stock-aggregate liquidation preference of 390,001 million at March 31, 2011 and September 30, 2011, with no stated value	442,100	442,100
Common stock-authorized, 33,000,000,000 shares; issued, 14,150,894,620 shares and 14,154,508,220 shares at March 31, 2011 and September 30, 2011, with no stated value	1,645,139	1,644,132
Capital surplus	6,384,120	6,395,705
Retained earnings:
Appropriated for legal reserve	239,571	239,571
Unappropriated retained earnings	351,360	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(732,554)	(628,661)
Treasury stock, at cost-16,723,747 common shares and 11,157,644 common shares at March 31, 2011 and September 30, 2011	(8,588)	(11,251)
Total Mitsubishi UFJ Financial Group shareholders' equity	8,321,148	8,335,699
Noncontrolling interests	270,722	327,213
Total equity	8,591,870	8,662,912
Total liabilities and equity	212,715,173	202,850,243
Assets Of Consolidated VIEs Included In Total Assets That Can Be Used Only To Settle Obligations Of Consolidated VIEs [Member]
Assets:
Cash and due from banks	8,105	7,640
Interest-earning deposits in other banks (including 4,365 million and nil at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	10,815	15,006
Trading account assets (including assets pledged that secured parties are permitted to sell or repledge of 8,251,723 million and 11,698,595 million at March 31, 2011 and September 30, 2011) (including 11,917,000 million and 14,553,323 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	1,169,232	1,157,263
Investment securities	505,759	493,085
All other assets	283,367	329,746
Investment securities
Loans, net of unearned income, unamortized premiums and deferred loan fees (including assets pledged that secured parties are permitted to sell or repledge of 3,246,293 million and 3,139,683 million at March 31, 2011 and September 30, 2011)	6,815,958	7,156,823
Total assets	8,793,236	9,159,563
Liabilities Of Consolidated VIEs For Which Creditors Or Beneficial Interest Holders Do Not Have Recourse To The General Credit Of Mitsubishi UFJ Financial Group [Member]
Liabilities and Equity:
Other short-term borrowings	28,247	41,252
Long-term debt (including 575,969 million and 519,188 million at March 31, 2011 and September 30, 2011 measured at fair value under fair value option)	1,524,185	1,668,642
All other liabilities	168,939	207,916
Total liabilities	¥ 1,721,371	¥ 1,917,810

Condensed Consolidated Balance Sheets (Parenthetical) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Condensed Consolidated Balance Sheets [Abstract]
Interest-earning deposits in other banks, fair value	¥ 0	¥ 4,365
Call loans, funds sold, and receivables under resale agreements	26,079	26,192
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	11,698,595	8,251,723
Trading account assets that are measured at fair value under fair value option	14,553,323	11,917,000
Securities available for sale, assets pledged that secured parties are permitted to sell or repledge	2,506,946	1,297,912
Securities being held to maturity, assets pledged that secured parties are permitted to sell or repledge	915,629	959,241
Securities being held to maturity that are measured at estimated fair value	2,645,343	3,058,998
Loans, net of unearned income, unamortized premiums and deferred loan fees	3,139,683	3,246,293
Due to trust account and other short-term borrowings that are measured at fair value under fair value option	1,663	673
Long-term debt that are measured at fair value under fair value option	519,188	575,969
Preferred stock, aggregate liquidation preference	¥ 390,001	¥ 390,001
Preferred stock, stated value	¥ 0	¥ 0
Common stock, authorized	33,000,000,000	33,000,000,000
Common stock, issued	14,154,508,220	14,150,894,620
Common stock, stated value	¥ 0	¥ 0
Treasury stock, shares	11,157,644	16,723,747

Condensed Consolidated Statements Of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Interest income:
Loans, including fees	¥ 801,477		¥ 855,653
Deposits in other banks	21,205		13,321
Investment securities	345,662		248,331
Trading account assets	139,986		148,057
Call loans, funds sold, and receivable under resale agreements and securities borrowing transactions	49,840		25,579
Total	1,358,170		1,290,941
Interest expense:
Deposits	113,399		137,690
Call money, funds purchased, and payables under repurchase agreements and securities lending transactions	49,431		32,163
Due to trust account, other short-term borrowings, and trading account liabilities	30,417		28,194
Long-term debt	130,900		143,972
Total	324,147		342,019
Net interest income	1,034,023		948,922
Provision for credit losses	89,342		186,314
Net interest income after provision for credit losses	944,681		762,608
Non-interest income:
Fees and commissions income	548,822		557,613
Foreign exchange gains-net	67,836		175,107
Trading account profits-net	449,243		486,017
Investment securities gains (losses)-net	(19,226)	[1]	105,841	[1]
Equity in losses of equity method investees	(515,403)		(44,661)
Other non-interest income	77,521		81,640
Total	608,793		1,361,557
Non-interest expense:
Salaries and employee benefits	443,726		437,698
Occupancy expenses-net	79,441		80,659
Fees and commission expenses	101,751		102,947
Outsourcing expenses, including data processing	94,868		97,454
Depreciation of premises and equipment	45,756		48,471
Amortization of intangible assets	105,321		109,881
Impairment of intangible assets	27,040		16,363
Insurance premiums, including deposit insurance	57,996		56,513
Communications	24,693		27,253
Taxes and public charges	31,694		33,450
Other non-interest expenses	147,172		163,218
Total	1,159,458		1,173,907
Income before income tax expense	394,016		950,258
Income tax expense	198,806		369,996
Net income before attribution of noncontrolling interests	195,210		580,262
Net income (loss) attributable to noncontrolling interests	4,246		(2,608)
Net income attributable to Mitsubishi UFJ Financial Group	190,964		582,870
Income allocated to preferred shareholders:
Cash dividends paid	8,970		11,970
Net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 181,994		¥ 570,900
Earnings per common share applicable to common shareholders of Mitsubishi UFJ Financial Group
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.87		¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.82		¥ 40.31

[1]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value: ¥ 10,834 million and ¥ 6,402 million; Other changes in equity from nonowner sources—net: ¥ 1,717 million and ¥ 856 million; Total credit losses: ¥ 12,551 million and ¥ 7,258 million for six months ended September 30, 2010 and 2011, respectively.

Condensed Consolidated Statements Of Income (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Income [Abstract]
Investment securities gains (losses)-net, Decline in fair value	¥ 6,402	¥ 10,834
Investment securities gains (losses)-net, Other changes in equity from nonowner sources-net	856	1,717
Investment securities gains (losses)-net, Total credit losses	¥ 7,258	¥ 12,551

Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net income before attribution of noncontrolling interests	¥ 195,210	¥ 580,262
Other changes in equity from nonowner sources:
Net unrealized holding losses on investment securities (including unrealized gains of 1,019 million and 508 million, net of tax, related to debt securities with credit component realized in earnings in 2010 and 2011)	(42,591)	(139,409)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	10,183	(62,783)
Total	(32,408)	(202,192)
Net unrealized losses on derivatives qualifying for cash flow hedges	(314)	(640)
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	278	(2,171)
Total	(36)	(2,811)
Pension liability adjustments	(19,556)	(31,197)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	8,855	3,914
Total	(10,701)	(27,283)
Foreign currency translation adjustments	(73,348)	(111,852)
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	13,354	8,947
Total	(59,994)	(102,905)
Total changes in equity from nonowner sources	92,071	245,071
Net income (loss) attributable to noncontrolling interests	4,246	(2,608)
Other changes in equity from nonowner sources attributable to noncontrolling interests	754	(1,016)
Total changes in equity from nonowner sources attributable to Mitsubishi UFJ Financial Group	¥ 87,071	¥ 248,695

Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources (Parenthetical) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Condensed Consolidated Statements Of Changes In Equity From Nonowner Sources [Abstract]
Net unrealized holding gains (losses) on investment securities, unrealized gain related to debt securities with credit component realized in earnings, net of tax	¥ 508	¥ 1,019

Condensed Consolidated Statements Of Equity (JPY ¥) In Millions, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Capital Surplus [Member]	Retained Earnings Appropriated For Legal Reserve [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member] Class 3 Preferred Stock [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member] Class 5 Preferred Stock [Member]	Unappropriated Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Changes In Equity From Nonowner Sources, Net Of Taxes [Member]	Treasury Stock, At Cost [Member]	Total Mitsubishi UFJ Financial Group Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at beginning of period at Mar. 31, 2010	¥ 442,100	¥ 1,643,238	¥ 6,619,525	¥ 239,571			¥ (9,284)	¥ (56,019)	¥ (13,954)		¥ 235,922
Stock-based compensation			(397)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights		857	856
Redemption of Class 3 preferred stock (Note 8)			(250,000)
Initial origination of noncontrolling interests											12,405
Net income attributable to Mitsubishi UFJ Financial Group							582,870					582,870
Purchases of shares of treasury stock									(250,052)
Net change during the period								(334,175)				248,695
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											7,480
Cash dividends:
Common stock-6.00 in 2010 and 2011 per share							(84,778)
Preferred stock					(3,000)	(8,970)						(11,970)
Sales of shares of treasury stock									1,105
Redemption of shares of treasury stock									250,000
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)			20,550								127,270
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(49,059)
Net decrease resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies									79
Net income (loss) attributable to noncontrolling interests											(2,608)	2,608
Dividends paid to noncontrolling interests											(3,995)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities											1,174
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											72
Pension liability adjustments											(539)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											6
Foreign currency translation adjustments											(1,755)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to foreign currency translation adjustments											26
Losses on sales of shares of treasury stock							(76)
Effect of adopting new guidance on consolidation of certain variable interest entities (Note 1)							1,408	430			19,551
Net decrease resulting from exclusion of consolidated investment trust variable interest entities									3,050
Other-net			41				(11)				(512)
Balance at end of period at Sep. 30, 2010	442,100	1,644,095	6,390,575	239,571			478,159	(389,764)	(9,772)	8,794,964	345,438	9,140,402
Balance at beginning of period at Mar. 31, 2011	442,100	1,644,132	6,395,705	239,571			254,103	(628,661)	(11,251)		327,213	8,662,912
Stock-based compensation			(241)
Issuance of new shares of common stock by way of exercise of the stock acquisition rights		1,007	1,005
Initial origination of noncontrolling interests											2,866
Net income attributable to Mitsubishi UFJ Financial Group							190,964					190,964
Purchases of shares of treasury stock									(8)
Net change during the period								(103,893)				87,071
Transactions between the consolidated subsidiaries and the related noncontrolling interest shareholders											(5,012)
Cash dividends:
Common stock-6.00 in 2010 and 2011 per share							(84,764)					(84,926)
Preferred stock						(8,970)						(8,970)
Sales of shares of treasury stock									532
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)			(12,000)								12,000
Decrease in noncontrolling interests related to exclusion of subsidiaries from consolidation											(57,379)
Net decrease resulting from changes in voting interests in its consolidated subsidiaries and affiliated companies									29
Net income (loss) attributable to noncontrolling interests											4,246	(4,246)
Dividends paid to noncontrolling interests											(13,433)
Other changes in equity from nonowner sources, net of taxes:
Net unrealized holding gains on investment securities											150
Reclassification adjustment for losses (gains) included in net income (loss) attributable to noncontrolling interests in relation to net unrealized holding gains (losses) on investment securities											(83)
Pension liability adjustments											(42)
Reclassification adjustment for losses included in net income (loss) attributable to noncontrolling interests in relation to pension liability adjustments											68
Foreign currency translation adjustments											661
Losses on sales of shares of treasury stock							(108)
Effect of adopting new guidance on embedded credit derivatives (note 1)							135
Net decrease resulting from exclusion of consolidated investment trust variable interest entities									2,110
Other-net			(349)								(533)
Balance at end of period at Sep. 30, 2011	¥ 442,100	¥ 1,645,139	¥ 6,384,120	¥ 239,571			¥ 351,360	¥ (732,554)	¥ (8,588)	¥ 8,321,148	¥ 270,722	¥ 8,591,870

Condensed Consolidated Statements Of Equity (Parenthetical) (JPY ¥)	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Cash dividends, Common stock, per share	¥ 6	¥ 6
Class 5 Preferred Stock [Member]
Cash dividends, Preferred stock, per share	¥ 57.5	¥ 57.5
Class 3 Preferred Stock [Member]
Cash dividends, Preferred stock, per share		¥ 30

Condensed Consolidated Statements Of Cash Flows (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Cash flows from operating activities:
Net income before attribution of noncontrolling interests	¥ 195,210		¥ 580,262
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization	151,077		158,352
Impairment of intangible assets	27,040		16,363
Provision for credit losses	89,342		186,314
Investment securities losses (gains)-net	19,226	[1]	(105,841)	[1]
Foreign exchange losses (gains)-net	88,102		(125,367)
Equity in losses of equity method investees	515,403		44,661
Provision for deferred income tax expense	81,281		320,420
Gain on conversion rate adjustment of convertible preferred stock (Note 2)	(139,320)
Increase in trading account assets, excluding foreign exchange contracts	(3,171,134)		(3,410,543)
Increase in trading account liabilities, excluding foreign exchange contracts	2,586,849		3,097,267
Increase in accrued interest receivable and other receivables	(53,113)		(3,091)
Increase in accrued interest payable and other payables	3,291		63,571
Net increase in accrued income taxes and decrease in income tax receivables	75,182		2,573
Other-net	90,494		(160,366)
Net cash provided by operating activities	558,930		664,575
Cash flows from investing activities:
Proceeds from sales and maturities of investment securities available for sale (including proceeds from securities under fair value option)	98,177,983		50,782,739
Purchases of investment securities available for sale (including purchases of securities under fair value option)	(101,615,782)		(58,493,412)
Proceeds from maturities of investment securities being held to maturity	453,095		89,450
Purchases of investment securities being held to maturity	(178,151)		(82,243)
Proceeds from sales of other investment securities	10,891		12,055
Purchases of other investment securities	(3,653)		(3,510)
Net decrease (increase) in loans	(1,042,801)		4,154,323
Net decrease in interest-earning deposits in other banks	170,545		286,938
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions	(1,885,570)		258,062
Capital expenditures for premises and equipment	(62,127)		(41,993)
Purchases of intangible assets	(74,618)		(73,214)
Proceeds from sales of consolidated VIEs and subsidiaries-net	(392)		21,398
Proceeds from a repayment of deposits with Government-led Loan Restructuring Program (Note 4)	161,435
Other-net	65,700		(8,824)
Net cash used in investing activities	(5,823,445)		(3,098,231)
Cash flows from financing activities:
Net increase (decrease) in deposits	(1,588,029)		26,533
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions	5,392,469		3,092,476
Net decrease in due to trust account	(12,878)		(42,516)
Net increase in other short-term borrowings	1,779,657		320,450
Proceeds from issuance of long-term debt	1,131,115		1,219,585
Repayments of long-term debt	(1,489,107)		(1,739,962)
Proceeds from sales of treasury stock	68		645
Payments for acquisition of preferred stock			(250,000)
Dividends paid	(93,635)		(96,574)
Other-net	(24,318)		(5,522)
Net cash provided by financing activities	5,095,342		2,525,115
Effect of exchange rate changes on cash and cash equivalents	(7,714)		(23,360)
Net increase (decrease) in cash and cash equivalents	(176,887)		68,099
Cash and cash equivalents at beginning of period	3,230,804		2,862,523
Cash and cash equivalents at end of period	3,053,917		2,930,622
Cash paid during the period for:
Interest	354,805		374,321
Income taxes, net of refunds	42,343		47,003
Non-cash investing and financing activities:
Obtaining assets by entering into capital lease	8,035		2,666
Exchange of ownership interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd. for equity investment in Morgan Stanley MUFG Securities, Co., Ltd. in connection with securities joint venture (Note 18):
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.			127,270
Capital surplus			20,550
Adoption of new guidance on consolidation of certain variable interest entities (Note 1):
Increases in total assets, excluding cash and cash equivalents			237,008
Increases in total noncash liabilities			214,887
Union Bank's acquisitions (Note 5):
Fair value of assets acquired			322,312
Fair value of liabilities assumed			328,332
Conversion of Morgan Stanley's convertible preferred stock (Note 2)	¥ 808,266

[1]	The following credit losses are included in Investment securities gains (losses)—net: Decline in fair value: ¥ 10,834 million and ¥ 6,402 million; Other changes in equity from nonowner sources—net: ¥ 1,717 million and ¥ 856 million; Total credit losses: ¥ 12,551 million and ¥ 7,258 million for six months ended September 30, 2010 and 2011, respectively.

Basis Of Semiannual Condensed Consolidated Financial Statements	6 Months Ended
Sep. 30, 2011
Basis Of Semiannual Condensed Consolidated Financial Statements [Abstract]
Basis Of Semiannual Condensed Consolidated Financial Statements

1.    BASIS OF SEMIANNUAL CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 18 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 15 for more information by business segment.

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities ("VIE"s) (together, the "MUFG Group") and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2011. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Change in Accounting Estimates

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, a consumer finance subsidiary of MUFG, had estimated the allowance for repayment of excess interest (see Note 13 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. During the second half of the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year.

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds' credit rating, the downward trend of customer assets under management, which was previously on an upward trend, is not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 5 for the details of these intangible assets.

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance was effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the above new guidance prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 14 for further disclosures required by the new guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding the level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting periods beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity. For the disclosure in regard to the Level 3 activity, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about fair value measurements, but did not affect its financial position and results of operations. See Note 16 for details of disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations ("CDOs") and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructurings ("TDR"s) and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted.

In December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Amendments to Disclosures about an Employer's Participation in a Multiemployer Plan—In September 2011, the FASB issued new guidance intended to create greater transparency in financial reporting by requiring additional disclosures about an employer's participation in a multiemployer pension plan. This guidance requires companies to provide additional quantitative and qualitative disclosures about the significant multiemployer plans in which they participate. This guidance is effective for annual periods for fiscal years ending after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the MUFG Group's disclosures of its significant multiemployer plans, and will not affect the MUFG Group's financial position and results of operations.

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. For public entities, the amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group's disclosures about offsetting assets and liabilities, and will not affect the MUFG Group's financial position and results of operations.

Investment In Morgan Stanley	6 Months Ended
Sep. 30, 2011
Investment In Morgan Stanley [Abstract]
Investment In Morgan Stanley

2.    INVESTMENT IN MORGAN STANLEY

On September 29, 2008, the MUFG Group and Morgan Stanley completed a final agreement to enter into a strategic capital alliance aiming to build a global strategic alliance primarily in the corporate and investment bank fields. On October 13, 2008, the MUFG Group purchased shares of preferred stock issued by Morgan Stanley. The investment in Morgan Stanley preferred stock consisted of Series B Non-cumulative Non-voting Perpetual Convertible Preferred Stock ("Series B Preferred Stock") and Series C Non-cumulative Non-voting Perpetual Preferred Stock. On April 21, 2011, the MUFG Group and Morgan Stanley entered into an agreement to convert the Series B Preferred Stock with a face value of ¥808,266 million, into Morgan Stanley's common stock. On June 30, 2011, the MUFG Group converted the Series B Preferred Stock for approximately 385 million shares of Morgan Stanley's common stock, including approximately 75 million additional shares resulting from the adjustment to the conversion rate pursuant to the agreement. The adjustment to the conversion rate was recognized as a gain of ¥139,320 million, which was included in Interest income on investment securities in the condensed consolidated statement of income for the six months ended September 30, 2011.

Prior to the conversion, the MUFG Group held approximately 3.0% of the common shares of Morgan Stanley and the investment was included in Investment securities available for sale. As a result of the conversion, the MUFG Group holds approximately 22.4% of the common shares of Morgan Stanley, giving the MUFG Group the ability to exercise significant influence over the operations of Morgan Stanley. Accordingly, the MUFG Group has adopted the equity method of accounting for its investment in Morgan Stanley for the six months ended September 30, 2011. Furthermore, the MUFG Group's investments, results of operations and retained earnings have been adjusted retroactively on a step-by-step basis as if the equity method of accounting had been in effect during all previous periods. The MUFG Group's retroactive adjustment was applied to the existing approximately 3.0% investment in Morgan Stanley's common stock through June 30, 2011. Following the conversion, the MUFG Group began recognizing its approximately 22.4% interest in Morgan Stanley's common shares as an investment in an equity method investee included in Other assets.

The previously reported amounts and the adjusted amounts are as follows:

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)
	Six months ended September 30, 2010
	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities	¥248,745	¥248,331
Equity in losses of equity method investees	(21,223)	(44,661)
Other non-interest income	72,389	81,640
Income tax expense	375,936	369,996
Net income attributable to Mitsubishi UFJ Financial Group	591,531	582,870
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	41.01	40.39
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	40.92	40.31

Upon qualifying for the equity method of accounting on June 30, 2011, the MUFG Group performed a valuation of its Morgan Stanley investment. As a result of the valuation, the carrying amount of the MUFG Group's investment in common stock differed from the underlying equity in net assets of Morgan Stanley and the difference was recognized as goodwill.

At September 30, 2011, the quoted market price of Morgan Stanley's common stock had declined 41% from the quoted market price at June 30, 2011. The quoted market price at September 30, 2011 represented less than half of the MUFG Group's carrying amount on a per share basis. Given the uncertain economic environment, increasing regulatory challenges and the significant difference between the carrying amount per share and the quoted market price of Morgan Stanley's common stock, the MUFG Group has recorded an other than temporary impairment loss of ¥579,468 million. The MUFG Group's investment in Morgan Stanley's common stock has been adjusted to the quoted market price of Morgan Stanley's common stock as of September 30, 2011, and the impairment loss has been reflected in Equity in losses of equity method investees in the condensed consolidated statement of income for the six months ended September 30, 2011.

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. See Note 18 for more information.

Investment Securities	6 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Investment Securities

3.    INVESTMENT SECURITIES

The amortized cost, gross unrealized gains and losses and estimated fair value of investment securities available for sale and being held to maturity at March 31, 2011 and September 30, 2011 were as follows:

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:	(1)	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.

At September 30, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥47,368,150	¥143,024	¥13,004		¥47,498,170
Japanese prefectural and municipal bonds	195,374	8,024	5		203,393
Foreign governments and official institutions bonds	873,306	16,617	966		888,957
Corporate bonds	2,821,943	83,456	3,106		2,902,293
Residential mortgage-backed securities	1,006,996	11,334	8,296		1,010,034
Commercial mortgage-backed securities	67,298	636	1,417		66,517
Asset-backed securities	458,356	414	—		458,770
Other debt securities	921	1	—		922
Marketable equity securities	2,439,060	819,586	30,377		3,228,269

Total	¥55,231,404	¥1,083,092	¥57,171		¥56,257,325

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥665,748	¥6,085	¥—		¥671,833
Japanese prefectural and municipal bonds	14,597	81	—		14,678
Foreign governments and official institutions bonds	777,439	5,920	2,215		781,144
Corporate bonds	131,683	817	64		132,436
Asset-backed securities	1,002,125	46,181	3,132	(1)	1,045,174
Other debt securities	75	3	—		78

Total	¥2,591,667	¥59,087	¥5,411		¥2,645,343

Note:	(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.

Investment securities other than securities available for sale or being held to maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥1,667,220 million and ¥849,725 million at March 31, 2011 and September 30, 2011, respectively, because their fair values were not readily determinable. At March 31, 2011, a considerable portion of the balance consisted of preferred equity securities, including preferred stock issued by Morgan Stanley. On June 30, 2011, MUFG converted Morgan Stanley's Series B Preferred Stock into Morgan Stanley's common stock, and applied the equity method of accounting to the investment in Morgan Stanley's common stock due to its resulting significant influence over Morgan Stanley. The MUFG Group's investment in Morgan Stanley's common stock was included in Other assets as an investment in an equity method investee at September 30, 2011. See Note 2 for more information relating to investments in Morgan Stanley. The MUFG Group periodically monitors the status of each investee including the credit rating and changes in the MUFG Group's share of net assets in the investee as compared with its share at the time of investment, or utilizes commonly accepted valuation models for certain nonmarketable equity securities issued by public companies which are convertible to marketable common stock in the future, to determine if impairment losses exist. See Note 16 for the details of these commonly accepted valuation models.

The MUFG Group performs a self-assessment of the credit ratings of issuers of nonmarketable equity securities. The credit ratings are generally updated once a year based on the annual financial statements of issuers. In addition, if an event that could impact the credit rating of an issuer occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. As a result of these self-assessments, the impairment losses recognized on these nonmarketable securities were ¥2,178 million and ¥5,202 million for the six months ended September 30, 2010 and 2011, respectively.

The impairment of cost-method investments is not evaluated unless valuation models are applicable or there are identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment. Accordingly, the MUFG Group did not estimate the fair value of such investments which had an aggregated cost of ¥515,263 million and ¥511,545 million at March 31, 2011 and September 30, 2011, respectively, since it was not practical. Investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers presented in Other investment securities were carried at fair value of ¥37,024 million and ¥32,808 million at March 31, 2011 and September 30, 2011, respectively.

See Note 16 for the methodologies and assumptions used to estimate the fair values.

The amortized cost and estimated fair values of debt securities being held to maturity and the estimated fair values of debt securities available for sale at September 30, 2011 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final maturities.

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥543,376	¥546,354	¥17,002,080
Due from one year to five years	1,073,850	1,086,076	27,442,927
Due from five years to ten years	660,696	692,448	3,842,852
Due after ten years	313,745	320,465	4,741,197

Total	¥2,591,667	¥2,645,343	¥53,029,056

For the six months ended September 30, 2010 and 2011, gross realized gains on sales of investment securities available for sale were ¥176,027 million and ¥156,495 million, respectively, and gross realized losses on sales of investment securities available for sale were ¥10,206 million and ¥26,112 million, respectively.

For the six months ended September 30, 2010 and 2011, losses resulting from impairment of investment securities to reflect the decline in value considered to be other than temporary were ¥73,817 million and ¥161,937 million, respectively, which were included in Investment securities gains (losses)—net in the condensed consolidated statements of income. The losses of ¥73,817 million for the six months ended September 30, 2010 included losses of ¥12,551 million from debt securities available for sale mainly classified as corporate bonds, and ¥59,088 million from marketable equity securities. The losses of ¥161,937 million for the six months ended September 30, 2011 included losses of ¥7,258 million from debt securities available for sale mainly classified as corporate bonds, and ¥149,477 million from marketable equity securities.

The following tables show the unrealized gross losses and estimated fair values of investment securities available for sale and being held to maturity at March 31, 2011 and September 30, 2011 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At September 30, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥20,826,253	¥5,802	¥797,962	¥7,202	¥21,624,215	¥13,004	66
Japanese prefectural and municipal bonds	9,995	5	—	—	9,995	5	1
Foreign governments and official institutions bonds	125,781	437	16,074	529	141,855	966	44
Corporate bonds	356,706	2,249	103,927	857	460,633	3,106	2,374
Residential mortgage-backed securities	377,186	5,501	27,615	2,795	404,801	8,296	223
Commercial mortgage-backed securities	22,674	252	21,719	1,165	44,393	1,417	39
Asset-backed securities	1,857	—	379	—	2,236	—	5
Marketable equity securities	239,878	30,127	509	250	240,387	30,377	172

Total	¥21,960,330	¥44,373	¥968,185	¥12,798	¥22,928,515	¥57,171	2,924

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥13,418	¥72	¥80,349	¥2,143	¥93,767	¥2,215	7
Corporate bonds	1,337	64	—	—	1,337	64	2
Asset-backed securities	203,029	3,132	124,486	—	327,515	3,132	225

Total	¥217,784	¥3,268	¥204,835	¥2,143	¥422,619	¥5,411	234

The following describes the nature of the MUFG Group's investments and the conclusions reached on the temporary or other than temporary status of the unrealized losses.

Japanese national government and Japanese government agency bonds, Foreign governments bonds and official institutions bonds

As of September 30, 2011, the unrealized losses associated with Japanese national government bonds, Japanese government agency bonds, foreign governments bonds and foreign official institutions bonds are not expected to have any credit losses due to the creditworthiness of sovereign countries and related entities which are guaranteed by the governments, and such unrealized losses are primarily driven by changes in interest rates, not due to credit losses. Therefore, the MUFG Group expects to recover the entire amortized cost basis of these securities and as such has not recorded any impairment losses in the accompanying condensed consolidated statements of income.

Residential and commercial mortgage-backed securities

As of September 30, 2011, the unrealized losses associated with federal agency residential mortgage-backed securities, which are issued by Government-Sponsored Enterprises ("GSE") of the United States and collateralized by residential mortgage loans, are expected to be primarily driven by changes in interest rates and not due to credit losses. The unrealized losses associated with other non-agency residential and commercial mortgage-backed securities issued by financial institutions with no guarantee from GSE are expected to be primarily driven by rated investment grade, and with consideration of other factors, such as expected cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. As such, no impairment was recorded in the accompanying condensed consolidated statements of income.

Asset-backed securities

As of September 30, 2011, the unrealized losses associated with asset-backed securities are primarily related to certain CLOs, which are structured finance products that securitize a diversified pool of loan assets into multiple classes of notes from the cash flows generated by such loans, and pay the note holders through the receipt of interest and principal repayments from the underlying loans. Certain of these CLOs are highly illiquid securities for which fair values are difficult to obtain. Unrealized losses arise from widening credit spreads, credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market's opinion of the performance of the fund managers. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment ("OTTI"), which is performed when the fair value of a security is lower than its amortized cost. Based on the analysis performed as of September 30, 2011, no OTTI was recorded.

Corporate bonds

As of September 30, 2011, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group's cash flow projections using its base assumptions. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each period for the six months ended September 30 represents the credit loss component for which OTTI occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairments have occurred. The credit loss component is reduced when the corporate bonds are sold or matured. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period	¥36,591	¥35,458

Additions:
Initial credit impairments	8,828	4,502
Subsequent credit impairments	3,723	2,756

Reductions:
Securities sold or matured	(11,908)	(9,770)

Balance at end of period	¥37,234	¥32,946

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at September 30, 2010 and 2011 was ¥26,613 million and ¥20,298 million, respectively. Of which, the credit loss component recognized in earnings was ¥37,234 million and ¥32,946 million, and the remaining amount related to all other factors recognized in accumulated other changes in equity from nonowner sources before taxes was ¥10,621 million and ¥12,648 million at September 30, 2010 and 2011, respectively.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairments. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group's review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other than temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group's investment portfolio is exposed to volatile equity prices affected by many factors including investors' perspectives as to future economic factors and the issuers' performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other than temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At September 30, 2011, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, since the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationship with its customers.

Loans And Allowance For Credit Losses	6 Months Ended
Sep. 30, 2011
Loans And Allowance For Credit Losses [Abstract]
Loans And Allowance For Credit Losses

4.    LOANS AND ALLOWANCE FOR CREDIT LOSSES

Loans at March 31, 2011 and September 30, 2011 by domicile and type of industry of borrower are summarized below. Classification of loans by industry is based on the industry segment loan classifications as defined by the Bank of Japan.

	March 31, 2011	September 30, 2011
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,541,792
Construction	1,280,899	1,211,955
Real estate	11,660,798	11,233,897
Services	3,417,689	3,180,294
Wholesale and retail	8,443,580	8,266,411
Banks and other financial institutions(1)	3,421,419	3,274,124
Communication and information services	1,249,272	1,242,428
Other industries	8,410,092	8,165,703
Consumer	18,420,864	17,939,937

Total domestic	67,552,646	66,056,541

Foreign:
Governments and official institutions	516,637	528,844
Banks and other financial institutions(1)	3,565,502	3,798,972
Commercial and industrial	13,116,390	13,619,545
Other	2,853,671	3,014,011

Total foreign	20,052,200	20,961,372

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(100,965)

Total(2)	¥87,501,975	¥86,916,948

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.

The following is a summary of nonaccrual loans, restructured loans and accruing loans contractually past due 90 days or more at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Nonaccrual loans	¥1,169,179	¥1,122,053
Restructured loans	839,550	945,503
Accruing loans contractually past due 90 days or more	55,748	63,569

Total	¥2,064,477	¥2,131,125

The MUFG Group divides its loan portfolio into the following segments—Commercial, Residential, Card and UNBC based on the segments used by the MUFG Group to determine the allowance for credit losses. The MUFG Group further divides the Commercial segment into classes based on initial measurement attributes, risk characteristics, and its method of monitoring and assessing credit risk. See Note 1 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information.

Nonaccrual Loans

Loans are generally placed on nonaccrual status when substantial doubt exists as to the full and timely collection of either principal or interest, specifically when principal or interest is contractually past due one month or more with respect to loans within all classes of the Commercial segment, three months or more with respect to loans within the Card and UNBC segments, and six months or more with respect to loans within the Residential segment.

The nonaccrual status of loans by class at March 31, 2011 and September 30, 2011 is shown below:

	March 31, 2011	September 30, 2011
	(in millions)
Commercial
Domestic	¥686,084	¥720,441
Manufacturing	137,275	152,186
Construction	48,338	42,234
Real estate	128,282	113,215
Services	74,234	77,421
Wholesale and retail	171,870	193,114
Banks and other financial institutions	7,238	7,942
Communication and information services	32,978	38,121
Other industries	36,163	42,932
Consumer	49,706	53,276
Foreign-excluding UNBC	102,869	60,184
Residential	129,777	128,062
Card	141,445	128,146
UNBC	78,623	58,492

Total(1)	¥1,138,798	¥1,095,325

Note:	(1)

At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.

Impaired Loans

The MUFG Group's impaired loans primarily include nonaccrual loans and restructured loans. The following table shows information about impaired loans by class at March 31, 2011:

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

The following table shows information about impaired loans by class at September 30, 2011 and average recorded loan balance and recognized interest income on impaired loans for the six months ended September 30, 2011:

	At September 30, 2011					Six months ended September 30, 2011
	Recorded Loan Balance
	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance	Average Recorded Loan Balance	Recognized Interest Income
				(in millions)
Commercial
Domestic	¥1,013,940	¥261,637	¥1,275,577	¥1,346,573	¥559,335	¥1,241,661	¥10,997
Manufacturing	289,741	45,494	335,235	349,949	156,475	318,863	3,202
Construction	37,866	22,599	60,465	67,859	22,080	66,902	745
Real estate	121,423	53,111	174,534	192,088	55,454	178,685	1,161
Services	142,352	36,459	178,811	190,610	71,910	175,769	1,709
Wholesale and retail	266,205	59,457	325,662	333,421	163,927	305,315	2,805
Banks and other financial institutions	9,703	205	9,908	12,103	2,350	9,884	29
Communication and information services	42,590	14,037	56,627	58,362	26,121	57,276	612
Other industries	49,720	8,736	58,456	58,859	36,818	54,865	476
Consumer	54,340	21,539	75,879	83,322	24,200	74,102	258
Foreign-excluding UNBC	124,579	5,107	129,686	130,178	71,566	132,471	395
Loans acquired with deteriorated credit quality	36,067	219	36,286	58,705	12,023	36,672	1,967
Residential	296,377	25,273	321,650	404,779	91,364	314,440	3,662
Card	151,004	1,744	152,748	173,830	50,720	152,234	3,474
UNBC	28,457	10,090	38,547	48,582	3,620	46,823	391

Total(2)	¥1,650,424	¥304,070	¥1,954,494	¥2,162,647	¥788,628	¥1,924,301	¥20,886

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,687 million at September 30, 2011.

Interest income on nonaccrual loans for all classes was recognized on a cash basis when ultimate collectibility of principal was certain. Otherwise, cash receipts were applied as principal reductions. Interest income on accruing impaired loans, including restructured loans, was recognized on an accrual basis to the extent that the collectibility of interest income was reasonably certain based on management's assessment.

Credit Quality Indicator

Credit quality indicators of loans by class at March 31, 2011 and September 30, 2011 are shown below:

At March 31, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥45,354,265	¥4,357,196	¥686,431	¥50,397,892
Manufacturing	9,957,029	1,141,101	137,275	11,235,405
Construction	1,007,788	223,791	48,306	1,279,885
Real estate	9,793,308	1,023,691	128,401	10,945,400
Services	2,878,813	445,863	74,234	3,398,910
Wholesale and retail	7,411,408	829,277	171,870	8,412,555
Banks and other financial institutions	3,110,731	298,554	7,238	3,416,523
Communication and information services	1,074,367	140,614	32,978	1,247,959
Other industries	8,210,660	156,090	36,163	8,402,913
Consumer	1,910,161	98,215	49,966	2,058,342
Foreign-excluding UNBC	14,992,355	1,006,010	39,490	16,037,855
Loans acquired with deteriorated credit quality	41,144	56,201	22,119	119,464

Total	¥60,387,764	¥5,419,407	¥748,040	¥66,555,211

At March 31, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥16,015,242	¥134,773	¥16,150,015
Card	¥727,880	¥144,163	¥872,043

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At March 31, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,715,853	¥21,595	¥1,767,355	¥275,762	¥3,780,565

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥44,521,871	¥4,121,114	¥720,797	¥49,363,782
Manufacturing	10,392,185	984,561	152,186	11,528,932
Construction	948,850	219,897	42,197	1,210,944
Real estate	9,483,720	984,103	113,351	10,581,174
Services	2,671,049	413,556	77,421	3,162,026
Wholesale and retail	7,224,137	815,547	193,115	8,232,799
Banks and other financial institutions	2,977,563	283,555	7,942	3,269,060
Communication and information services	1,087,170	116,517	38,121	1,241,808
Other industries	7,940,645	174,176	42,932	8,157,753
Consumer	1,796,552	129,202	53,532	1,979,286
Foreign-excluding UNBC	15,982,209	884,337	60,247	16,926,793
Loans acquired with deteriorated credit quality	37,390	60,907	20,235	118,532

Total	¥60,541,470	¥5,066,358	¥801,279	¥66,409,107

At September 30, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,628,225	¥131,821	¥15,760,046
Card	¥676,840	¥130,490	¥807,330

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At September 30, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,778,886	¥21,393	¥1,828,212	¥205,700	¥3,834,191

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.

The MUFG Group categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt, including, but not limited to, historical and current financial information, historical and current payment experience, credit documentation, public and non-public information about borrowers and current economic trends as deemed appropriate to each segment.

The primary credit quality indicator for loans within all classes of the Commercial segment is the internal credit rating assigned to each borrower based on the MUFG Group's internal borrower ratings of 1 through 15 with the rating of 1 assigned to a borrower with the highest quality of credit. When assigning a credit rating to a borrower, the MUFG Group evaluates the borrower's expected debt-service capability based on various information, including financial and operating information of the borrower as well as information on the industry in which the borrower operates, and the borrower's business profile, management and compliance system. In evaluating a borrower's debt-service capability, the MUFG Group also conducts assessment on the level of earnings and an analysis of the borrower's net worth. Based on the internal borrower rating, loans within the Commercial segment are categorized as Normal (internal borrower ratings of 1 through 9), Close Watch (internal borrower ratings of 10 through 12), and Likely to become Bankrupt or Legally/Virtually Bankrupt (internal borrower ratings of 13 through 15). Loans to borrowers categorized as Normal represent those that are not deemed to have collectability issues.

Loans to borrowers categorized as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons. Loans to borrowers categorized as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The accrual status is a primary credit quality indicator for loans within the Residential segment, the Card segment and consumer loans within the UNBC segment. The accrual status of these loans is determined by the number of delinquent payments.

Commercial loans within the UNBC segment are categorized as either Pass or Criticized based on the internal credit rating assigned to each borrower. Criticized loans include those loans that are potentially weak, as the borrower has begun to exhibit deteriorating trends, well-defined weaknesses, which, if not corrected, could jeopardize the full satisfaction of the debt, and critical weaknesses that make full collection improbable on the basis of currently existing facts and conditions.

The credit quality indicators at March 31, 2011 are based on March 31, 2011 information with respect to the Commercial, Residential and Card segments, and are mainly based on December 31, 2010 information with respect to the UNBC segment. The credit quality indicators at September 30, 2011 are based on September 30, 2011 information with respect to the Commercial, Residential and Card segments, and are mainly based on June 30, 2011 information with respect to the UNBC segment.

Past Due Analysis

Age analysis of past due loans by class at March 31, 2011 and September 30, 2011 are shown below:

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥49,460	¥89,165	¥138,625	¥49,225,157	¥49,363,782	¥9,737
Manufacturing	3,397	12,129	15,526	11,513,406	11,528,932	92
Construction	2,044	3,577	5,621	1,205,323	1,210,944	240
Real estate	7,941	25,197	33,138	10,548,036	10,581,174	3,243
Services	5,274	7,982	13,256	3,148,770	3,162,026	240
Wholesale and retail	11,309	12,000	23,309	8,209,490	8,232,799	466
Banks and other financial institutions	1	57	58	3,269,002	3,269,060	2
Communication and information services	10,961	4,910	15,871	1,225,937	1,241,808	19
Other industries	909	12,500	13,409	8,144,344	8,157,753	13
Consumer	7,624	10,813	18,437	1,960,849	1,979,286	5,422
Foreign-excluding UNBC	1,802	11,763	13,565	16,913,228	16,926,793	—
Residential	94,966	59,099	154,065	15,584,491	15,738,556	52,932
Card	28,983	60,479	89,462	702,440	791,902	—
UNBC	23,250	23,170	46,420	3,843,459	3,889,879	135

Total	¥198,461	¥243,676	¥442,137	¥86,268,775	¥86,710,912	¥62,804

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

Allowance for Credit Losses

Changes in the allowance for credit losses for the six months ended September 30, 2010 was as follows:

Six months ended September 30, 2010
(in millions)
Balance at beginning of period	¥1,315,615
Provision for credit losses	186,314
Charge-offs	(215,169)
Less—Recoveries	22,250

Net charge-offs	(192,919)
Others(1)	(14,739)

Balance at end of period	¥1,294,271

Note:	(1)	Others principally include gains from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:	(1)	Total loans in the above table do not include loans held for sale.

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and recorded investment in loans by portfolio segment at September 30, 2011 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	(65,294)	(12,322)	(23,926)	(16,056)	(117,598)
Recoveries	19,061	113	889	2,616	22,679
Others(2)	(5,909)	—	—	(813)	(6,722)

Balance at end of period:
Individually evaluated for impairment	¥630,901	¥90,196	¥50,720	¥3,620	¥775,437
Collectively evaluated for impairment	245,624	76,382	28,205	61,801	412,012
Loans acquired with deteriorated credit quality	36,244	2,832	340	1,292	40,708

Allowance for credit losses total	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Loans:
Balance at end of period:
Individually evaluated for impairment	¥1,405,263	¥315,472	¥151,699	¥38,547	¥1,910,981
Collectively evaluated for impairment	64,885,312	15,423,084	640,203	3,857,145	84,805,744
Loans acquired with deteriorated credit quality	118,532	21,490	15,428	95,019	250,469

Total loans(1)	¥66,409,107	¥15,760,046	¥807,330	¥3,990,711	¥86,967,194

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Others principally include gains from foreign exchange translation.

Government-led Loan Restructuring Program

In September 2011, the deposits of ¥161,435 million with the New Fund of the Government-led Loan Restructuring Program, which were included in Other assets at March 31, 2011, were fully collected according to their terms. See Note 4 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about Government-led Loan Restructuring Program.

Loan Securitization

During the fiscal year ended March 31, 2009, the MUFG Group securitized commercial loans without recourse of ¥68,090 million to a special purpose entity which was accounted for as a trust. The MUFG Group's retained interests consisted of senior beneficial interests of ¥60,671 million which were recorded as investment securities. The subordinated beneficial interests of ¥7,419 million were sold and the gains or losses recognized were not material. The MUFG Group had no significant securitization transactions accounted for as sales for the six months ended September 30, 2010 and 2011.

The initial fair value of the senior beneficial interests at the date of the securitization was estimated based on the present value of future expected cash flows using inputs which are observable for the asset or liability either directly or indirectly and amounted to ¥57,461 million which was initially classified as Level 2 assets within the fair value hierarchy. The key inputs and assumptions used in measuring the initial fair value were one month forward rates of 0.33% to 1.07% and anticipated credit spreads of 1.73% to 4.83%. A possibility of prepayment was not considered in measuring fair value because it was not assumed to occur for commercial loans.

The carrying amount of the investment securities was allocated between the senior beneficial interests and the subordinated beneficial interests based on their relative fair values at the date of the securitization. The senior beneficial interests are carried at their fair values, and the unrealized holding gains and losses are excluded from earnings and reported as a net amount in a separate component of shareholders' equity until realized. The fair value of the senior beneficial interests was ¥22,032 million and ¥21,706 million at March 31, 2011 and September 30, 2011, respectively. The purpose of the special purpose entity is to hold and manage only loans without recourse. The following table reflects principal amounts related to assets and liabilities of the special purpose entity at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥25,195

Senior beneficial interests retained by the MUFG Group	¥22,854	¥22,433
Subordinated beneficial interests sold to investors	2,784	2,762

Total beneficial interests	¥25,638	¥25,195

The MUFG Group provides servicing for beneficial interests in the securitized loans. However, no servicing assets or liabilities were recorded as a result of this transaction since the MUFG Group received adequate compensation. The MUFG Group has never provided contractual or noncontractual financial support to the special purpose entity or subordinated beneficial interests holders during or before the present period. Also, there were no liquidity arrangements, guarantees or other commitments provided by third parties related to the transferred financial assets. At March 31, 2011 and September 30, 2011, key economic assumptions used in measuring the fair value of the senior beneficial interests were as follows:

	March 31, 2011	September 30, 2011
One month forward rate	(0.22) – 0.79%	(0.25) – 0.78%
Credit spread	2.80 – 7.20%	2.64 – 6.81%

At March 31, 2011 and September 30, 2011, the sensitivities of the fair value of the senior beneficial interests to an immediate adverse change of 10 basis points ("bp") and 20bp, and 10% and 20% were as follows:

	March 31, 2011	September 30, 2011
One month forward rate:
Impact of 10bp adverse change	99.85 – 99.92%	99.82 – 99.97%
Impact of 20bp adverse change	99.70 – 99.84%	99.64 – 99.94%

Credit spread:
Impact of 10% adverse change	99.02 – 99.79%	98.86 – 99.93%
Impact of 20% adverse change	98.04 – 99.57%	97.72 – 99.85%

The sensitivities are hypothetical. In this table, the effect of a variation in a particular assumption on the fair value of the senior beneficial interests was calculated without changing any other assumptions; in reality, changes could be correlated, and changes in one factor may result in changes in another, which might magnify or counteract the sensitivities.

The table below summarizes certain cash flows between the MUFG Group and the special purpose entity for the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	¥9,730	¥422
Cash flows from dividends on senior beneficial interests	127	63
Servicing fees collected	2	1

There were no other loans that were managed with the securitized loans, and both the transferred assets and the retained assets had no delinquencies at March 31, 2011 and September 30, 2011. No credit losses were incurred from those loans for the six months ended September 30, 2010 and 2011.

Goodwill And Other Intangible Assets	6 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Goodwill And Other Intangible Assets

5.    GOODWILL AND OTHER INTANGIBLE ASSETS

UNBC

On April 16 and 30, 2010, Union Bank, N.A. ("Union Bank"), a subsidiary of UNBC, entered into Purchase and Assumption Agreements with the FDIC to acquire certain assets and assume certain liabilities of Tamalpais Bank and Frontier Bank, respectively, and thereby recorded goodwill and core deposit intangible assets of ¥8,068 million and ¥1,648 million, respectively. During its fiscal year ended December 31, 2010, UNBC's management reviewed and adjusted the acquisition date fair values. In connection with the acquisition, Union Bank also entered into two loss share agreements with the FDIC—one for single-family residential mortgage loans and another for commercial loans, the related unfunded commitments and other covered assets.

Goodwill

The table below presents the changes in the carrying amount of goodwill during the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period
Goodwill	¥2,122,054	¥2,103,948
Accumulated impairment losses	(1,740,556)	(1,740,556)

	381,498	363,392

Goodwill acquired during the six months	8,068	—
Foreign currency translation adjustments and other	(8,801)	(2,620)

Balance at end of period
Goodwill	2,121,321	2,101,328
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥380,765	¥360,772

Other Intangible Assets

The table below presents the net carrying amount by major class of intangible assets at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in millions)
Intangible assets subject to amortization:
Software	¥534,462	¥526,007
Core deposit intangibles	255,208	233,604
Customer relationships	94,235	112,160
Trade names	41,370	40,250
Other	1,525	1,386

Total	926,800	913,407
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	42,224	—
Indefinite-lived trade names	4,459	4,459
Other	18,038	9,730

Total	64,721	14,189

Total	¥991,521	¥927,596

The impairment losses on intangible assets for the six months ended September 30, 2010 and 2011 were ¥16,363 million and ¥27,040 million, respectively. The loss for the six months ended September 30, 2010 was mainly related to customer relationships under the Integrated Trust Assets Business Group, which were not subject to amortization. The intangible assets were valued based on discounted expected future cash flows. Estimated future cash flows were revised downwards due to the global financial environment, where low interest rates were expected to continue, and the appreciation of the Japanese yen against major currencies, and its adverse impact to the growth prospect of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized an impairment loss.

The impairment loss for the six months ended September 30, 2011 included a loss of ¥8,334 million relating to the contractual rights of a business alliance reported under the Integrated Retail Banking Business Group, which were not subject to amortization, and a loss of ¥18,554 million relating to the customer relationships from fund contracts under the Integrated Trust Assets Business Group, which were reclassified from intangible assets not subject to amortization to those subject to amortization at September 30, 2011. The intangible assets were valued based on discounted expected future cash flows. The MUFG Group incorporated the recent further deteriorated business environment of the credit card business into its future cash flows projection of the above contractual rights. Also, the estimated future cash flows of the above customer relationships from fund contracts were revised downward due to the recent global financial market instability and its adverse impact on the expected growth prospects of trust assets. Accordingly, the MUFG Group reevaluated the intangible assets and recognized impairment losses. In relation to the estimate of useful lives of the customer relationships, see Note 1 "Change in Accounting Estimates" section for the details.

Pledged Assets	6 Months Ended
Sep. 30, 2011
Pledged Assets [Abstract]
Pledged Assets

6.    PLEDGED ASSETS

At September 30, 2011, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2011
(in millions)
Trading account securities	¥12,465,402
Investment securities	6,695,421
Loans	6,719,371
Other	57,663

Total	¥25,937,857

The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2011
(in millions)
Deposits	¥226,226
Call money and funds purchased	535,145
Payables under repurchase agreements and securities lending transactions	14,631,886
Other short-term borrowings and long-term debt	10,500,933
Other	43,667

Total	¥25,937,857

In addition, at September 30, 2011, certain investment securities, principally Japanese national government and Japanese government agency bonds, loans and other assets aggregating ¥17,778,710 million were pledged as collateral for acting as a collection agent of public funds, for settlement of exchange at the Bank of Japan and Tokyo Bankers Association, for derivative transactions and for certain other purposes.

The MUFG Group engages in on-balance sheet securitizations. These securitizations of mortgage and apartment loans, which do not qualify for sales treatment, are accounted for as secured borrowings. The amount of loans in the table above represents the carrying amount of these transactions with the carrying amount of the associated liabilities included in other short-term borrowings and long-term debt.

At March 31, 2011 and September 30, 2011, the cash collateral paid for derivative transactions, which is included in Other assets, was ¥766,617 million and ¥815,444 million, respectively, and the cash collateral received for derivative transactions, which is included in Other liabilities, was ¥337,192 million and ¥499,557 million, respectively.

Severance Indemnities And Pension Plans	6 Months Ended
Sep. 30, 2011
Severance Indemnities And Pension Plans [Abstract]
Severance Indemnities And Pension Plans

7.    SEVERANCE INDEMNITIES AND PENSION PLANS

The following table summarizes the components of net periodic costs of pension benefits, severance indemnities plans ("SIP"s) and other benefits for the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥19,337	¥20,002	¥3,181	¥471	¥3,036	¥536
Interest costs on projected benefit obligation	16,947	16,073	5,642	684	5,458	618
Expected return on plan assets	(28,427)	(28,002)	(7,869)	(565)	(7,315)	(566)
Amortization of net actuarial loss	7,019	14,018	1,864	259	1,922	250
Amortization of prior service cost	(5,230)	(5,270)	17	(32)	15	(29)
Amortization of net obligation at transition	—	—	—	60	—	54
Loss on settlement and curtailment	2,269	3,151	—	—	—	—

Net periodic benefit cost	¥11,915	¥19,972	¥2,835	¥877	¥3,116	¥863

The MUFG Group has contributed to the plan assets for the six months ended September 30, 2011 and expects to contribute for the remainder of the fiscal year ending March 31, 2012 as follows, based upon its current funded status and expected asset return assumptions:

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2011	¥21.4	¥1.4	¥0.6
For the remainder of the fiscal year ending March 31, 2012	¥23.2	¥1.2	¥0.6

Preferred Stock	6 Months Ended
Sep. 30, 2011
Preferred Stock [Abstract]
Preferred Stock

8.    PREFERRED STOCK

The number of shares of preferred stock authorized and outstanding, and aggregate amount of liquidation preference at March 31, 2011 and September 30, 2011 was as follows:

	March 31, 2011			September 30, 2011
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Preferred stock included in Capital stock on the condensed consolidated balance sheets at March 31, 2011 and September 30, 2011 was ¥442,100 million, which consisted of ¥122,100 million of Class 1, ¥125,000 million of Class 3 and ¥195,000 million of Class 5 Preferred stock.

On April 1, 2010, MUFG acquired 100,000,000 shares of Class 3 Preferred Stock. On the same day, these 100,000,000 shares of Class 3 Preferred Stock were cancelled.

See Note 15 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about preferred stock.

Noncontrolling Interests	6 Months Ended
Sep. 30, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests

9.    NONCONTROLLING INTERESTS

Changes in MUFG's Ownership Interests in Subsidiaries

The following table presents the effect on the MUFG's shareholders' equity from changes in ownership of subsidiaries resulting from transactions with the noncontrolling interest shareholders during the six months ended September 30, 2010 and 2011:

	Six months ended September 30,
	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥582,870	¥190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	—	(12,000)
Other	39	(165)

Net transfers from (to) the noncontrolling interest shareholders	20,589	(12,165)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥603,459	¥178,799

Earnings Per Common Share Applicable To Common Shareholders Of MUFG	6 Months Ended
Sep. 30, 2011
Earnings Per Common Share Applicable To Common Shareholders Of MUFG
Earnings Per Common Share Applicable To Common Shareholders Of MUFG

10.    EARNINGS PER COMMON SHARE APPLICABLE TO COMMON SHAREHOLDERS OF MUFG

Basic earnings per common share ("EPS") excludes the dilutive effects of potential common shares and is computed by dividing net income available to common shareholders of Mitsubishi UFJ Financial Group by the weighted average number of MUFG's common shares outstanding for the period. On the other hand, diluted EPS was adjusted in its computation as if all dilutive potential common shares that were outstanding during the period would be changed to common shares.

The weighted average number of MUFG's common shares used in the computations of basic EPS and diluted EPS were 14,133,196 thousand shares and 14,144,658 thousand shares, respectively, for the six months ended September 30, 2010. The weighted average number of MUFG's common shares used in the computations of basic EPS and diluted EPS were 14,138,985 thousand shares and 14,153,244 thousand shares, respectively, for the six months ended September 30, 2011.

For the six months ended September 30, 2010, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

For the six months ended September 30, 2011, Class 11 preferred stock, convertible preferred stock issued by Mitsubishi UFJ Merrill Lynch PB Securities Co., Ltd., and stock options issued by MUFG were included in the computation of diluted EPS as they could potentially dilute EPS in the future.

In computing the number of the potentially dilutive common shares, Class 11 Preferred Stock has been based on the conversion price at the end of the period of ¥865.9 for the six months ended September 30, 2010 and 2011.

Derivative Financial Instruments	6 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

11.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. Market risk is the possibility that future changes in market indices make the financial instruments less valuable. The MUFG Group is a party to derivatives, including swaps, forwards, options and other types of derivatives, dealing primarily with market risk associated with interest rates, foreign currencies, equity and commodity prices, and credit risk associated with counterparty's nonperformance of transactions.

Credit risk is the possibility that a loss may result from a counterparty's failure to perform according to the terms and conditions of the contract, which may exceed the value of underlying collateral. To reduce credit risk, the MUFG Group may require collateral or guarantees based on a case-by-case assessment of creditworthiness of each customer and evaluation of the instrument. The MUFG Group also uses master netting agreements in order to mitigate overall counterparty credit risk.

Trading Activities

The MUFG Group's trading activities include dealing and customer accommodation activities. As part of its trading activities, the MUFG Group offers a variety of derivative financial instruments and debt instruments for managing interest rate and foreign exchange risk to its domestic and foreign corporate and financial institution customers. The MUFG Group also enters into other types of derivative transactions, including equity and credit-related contracts, for its own account.

Risk Management Activities

As part of the MUFG's risk management activities, asset and liability management is viewed as one of the methods for the MUFG Group to manage its interest rate exposures on interest-bearing assets and liabilities. The MUFG Group uses certain derivative financial instruments in order to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility. For example, an increase or a decrease of interest income and interest expense on hedged variable-rate assets and liabilities as a result of interest rate fluctuations are expected to substantially offset the variability in earnings by gains and losses on the derivative instruments that are linked to these hedged assets and liabilities.

The MUFG Group enters into interest rate swaps and other contracts primarily to manage the interest rate volatility of its loans, investment securities and deposit liabilities. Interest rate contracts, which are generally non-leveraged generic interest rate and basis swaps, options and futures, allow the MUFG Group to effectively manage its interest rate risk position. Option contracts primarily consist of caps, floors, swaptions and options on index futures. Futures contracts used for asset and liability management activities are primarily index futures providing for cash payments based upon the movement of an underlying rate index. The MUFG Group enters into forward exchange contracts, currency swaps and other contracts in response to currency exposures resulting from on-balance sheet assets and liabilities denominated in foreign currencies in order to limit the net foreign exchange position by currency to an appropriate level.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC whose fiscal periods end on December 31.

Cash Flow Hedges

Hedging Strategies for Variable Rate Loans, Borrowings and Certificates of Deposit ("CDs") and Other Time Deposits

UNBC engages in several types of cash flow hedging strategies related to forecasted future interest payments, with the hedged risk being the changes in cash flows attributable to changes in the designated benchmark rate (i.e., US dollar LIBOR). In these strategies, the hedging instruments are matched with groups of similar variable rate instruments such that the reset tenor of the variable rate instruments and that of the hedging instrument are identical at inception. Cash flow hedging instruments currently being utilized include purchased caps and interest rate swaps. At June 30, 2011, the weighted average remaining life of the currently active cash flow hedges was approximately 1.9 years.

UNBC terminated ¥80.7 billion notional amount of interest rate swaps concurrent with the issuance of ¥80.7 billion of fixed rate debt. The swaps were accounted for as a cash flow hedge and were used to mitigate the changes in cash flows on the forecasted fixed rate debt. At termination, UNBC had a related unrealized gain of ¥1,149 million, which will be amortized into interest expense over the life of the debt. UNBC realized minimal ineffectiveness as result of the termination.

UNBC used purchased interest rate caps with a notional amount of ¥80.7 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received under the cap contract offset the increase in borrowing interest expense if the relevant LIBOR index rises above the cap's strike rate.

UNBC used interest rate swaps with a notional amount of ¥92.8 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on LIBOR indexed borrowings. Payments received (or paid) under the swap contract offset fluctuations in borrowing interest expense caused by changes in the relevant LIBOR index.

UNBC used purchased interest rate caps with a notional amount of ¥242.2 billion to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate component of forecasted issuances of short-term, fixed rate CDs. Net payments to be received under the cap contract offset increases in interest expense if the relevant LIBOR index rises above the cap's strike rate.

Hedging transactions are structured at inception so that the notional amounts of the hedging instruments are matched to an equal principal amount of loans, CDs, or borrowings, the index and repricing frequencies of the hedging instruments match those of the loans, CDs, or borrowings and the period in which the designated hedged cash flows occurs is equal to the term of the hedge instruments. As such, most of the ineffectiveness in the hedging relationship results from the mismatch between the timing of reset dates on the hedging instruments versus those of the loans, CDs or borrowings.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness and any non qualifying hedge components are recognized in noninterest expense in the period in which they arise. At June 30, 2011, UNBC expects to reclassify approximately ¥689 million of net losses from accumulated other comprehensive income to net interest income during the twelve months ending June 30, 2012. This amount could differ from amounts actually realized due to changes in interest rates and the addition of other hedges subsequent to June 30, 2011.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2011 and September 30, 2011:

	Notional amounts(1)
	March 31, 2011	September 30, 2011
	(in trillions)
Interest rate contracts	¥967.6	¥966.9
Foreign exchange contracts	121.6	123.8
Equity contracts	2.1	3.0
Commodity contracts	2.0	1.9
Credit derivatives	7.1	6.7
Others	1.2	1.2

Total	¥1,101.6	¥1,103.5

Note:	(1)	Includes both written and purchased position.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group's condensed consolidated balance sheets at March 31, 2011 and September 30, 2011:

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

	Fair value of derivative instruments(1)(5)
At September 30, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,683	¥—	¥8,683
Foreign exchange contracts	2,884	—	2,884
Equity contracts	64	—	64
Commodity contracts	160	—	160
Credit derivatives	67	—	67
Others	1	—	1

Total derivative assets	¥11,859	¥—	¥11,859

Derivative liabilities:
Interest rate contracts	¥8,643	¥—	¥8,643
Foreign exchange contracts	2,474	—	2,474
Equity contracts	93	—	93
Commodity contracts	127	—	127
Credit derivatives	60	—	60
Others(6)	(110)	—	(110)

Total derivative liabilities	¥11,287	¥—	¥11,287

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and on Accumulated Other Changes in Equity from Nonowner Sources

The following tables reflect more detailed information regarding the derivative-related impact on the condensed consolidated statements of income by accounting designation for the six months ended September 30, 2010 and 2011:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2010:	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥113	¥113
Foreign exchange contracts	159	—	159
Equity contracts	—	102	102
Commodity contracts	—	(1)	(1)
Credit derivatives	—	(7)	(7)
Others	—	(14)	(14)

Total	¥159	¥193	¥352

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2011:	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥90	¥90
Foreign exchange contracts	46	—	46
Equity contracts	—	46	46
Commodity contracts	—	13	13
Credit derivatives	—	8	8
Others	—	(12)	(12)

Total	¥46	¥145	¥191

Gains and losses for derivatives designated as cash flow hedges

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2010:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥3		¥—

Total	¥(1)		¥3		¥—

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2011:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥—		¥—

Total	¥(1)		¥—		¥—

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the condensed consolidated balance sheets with the host contract. The MUFG Group accounts for credit-linked notes as host contracts with embedded derivatives and measures the entire contracts at fair value.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage credit risk exposures, to facilitate client transactions, and for proprietary trading purpose, under which they provide counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. Types of these credit derivatives include primarily single name credit default swaps, index and basket credit default swaps and credit-linked notes. The MUFG Group will have to perform under a credit derivative if a credit event as defined under the contract occurs. Such credit events include bankruptcy, dissolution or insolvency of the referenced entity, default and restructuring of the obligations of the referenced entity. The MUFG Group's counterparties are banks, broker-dealers, insurance and other financial institutions. The contractual or notional amounts of these instruments represent the maximum potential amounts of future payments without consideration of possible recoveries under recourse provisions or from collateral held or pledged. The table below summarizes certain information regarding protection sold through credit default swaps and credit-linked notes as of March 31, 2011 and September 30, 2011:

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(3)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥540,123	¥1,739,886	¥117,662	¥2,397,671	¥9,067
Non-investment grade	111,764	170,492	3,586	285,842	6,404
Not rated	9,072	17,334	—	26,406	12

Total	660,959	1,927,712	121,248	2,709,919	15,483

Index and basket credit default swaps held by BTMU:
Investment grade(2)	50,812	30,980	110,476	192,268	4,350
Non-investment grade	27,666	30,248	—	57,914	406
Not rated	—	7,726	—	7,726	(39)

Total	78,478	68,954	110,476	257,908	4,717
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	39,176	316,978	12,000	368,154	(453)
Non-investment grade	20,235	11,402	—	31,637	(20)
Not rated	1,173	9,735	—	10,908	225

Total	60,584	338,115	12,000	410,699	(248)

Total index and basket credit default swaps sold	139,062	407,069	122,476	668,607	4,469

Total credit default swaps sold	¥800,021	¥2,334,781	¥243,724	¥3,378,526	¥19,952

Credit-linked notes(3)	¥—	¥94,493	¥89,075	¥183,568	¥(97,874)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Single name credit default swaps—A credit default swap protects the buyer against the loss of principal on a bond or loan in case of a default by the issuer. The protection buyer pays a periodic premium over the life of the contracts and is protected for the period. The MUFG Group in turn will have to perform under a credit default swap if a credit event as defined under the contracts occurs. In order to provide an indication of the current payment/performance risk of the credit default swaps, the external credit ratings, primarily Moody's and Standard & Poor's ("S&P") credit ratings, of the underlying reference entity of the credit default swaps are disclosed.

Index and basket credit default swaps—Index and basket credit default swaps are credit default swaps that reference multiple names through underlying baskets or portfolios of single name credit default swaps. Typically, in the event of a default on one of the underlying names, the MUFG Group will have to pay a pro rata portion of the total notional amount of the credit default index or basket contract. In order to provide an indication of the current payment/performance risk of these credit default swaps, BTMU and MUSHD rating scale based upon the entity's internal ratings, which generally correspond to ratings defined by primarily Moody's and S&P, of the underlying reference entities comprising the basket or index were calculated and disclosed.

Credit-linked notes ("CLNs")—The MUFG Group has invested in CLNs, which are hybrid instruments containing embedded derivatives, in which credit protection has been sold to the issuers of the notes. If there is a credit event of a reference entity underlying the CLN, the principal balance of the note may not be repaid in full to the MUFG Group. As part of its financing activities, MUSHD and other securities subsidiaries in Japan and overseas issue CLNs.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥19 billion and ¥2,848 billion, respectively, at March 31, 2011, and approximately ¥13 billion and ¥2,621 billion, respectively, at September 30, 2011.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group's derivative instruments contain provisions that require the MUFG Group's debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group's debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2011 and September 30, 2011 was approximately ¥3.8 trillion and ¥4.0 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥346 billion and ¥295 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group's debt falls below investment grade was ¥218 billion and ¥147 billion, respectively, as of March 31, 2011 and ¥147 billion and ¥103 billion, respectively, as of September 30, 2011.

Note:

The balances of aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position, posted collateral and additional collateral which could be requested if the MUFG Group's debt falls below investment grade at March 31, 2011 have been restated as follows:

	March 31, 2011
	As previously reported	As restated
	(in trillions)
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥3.5	¥3.8

	(in billions)
Posted collateral	¥329	¥346
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	204	218

Obligations Under Guarantees And Other Off-Balance Sheet Instruments	6 Months Ended
Sep. 30, 2011
Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Abstract]
Obligations Under Guarantees And Other Off-Balance Sheet Instruments

12.    OBLIGATIONS UNDER GUARANTEES AND OTHER OFF-BALANCE SHEET INSTRUMENTS

Obligations under Guarantees

The MUFG Group provides customers with a variety of guarantees and similar arrangements as described in its consolidated financial statements for the fiscal year ended March 31, 2011. The table below presents the contractual or notional amounts of such guarantees at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,334
Performance guarantees	2,213	1,961
Derivative instruments(1)	152,663	141,253
Liabilities of trust accounts	4,931	4,437
Other	130	122

Total	¥163,529	¥151,107

Note:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Performance Risk

The MUFG Group monitors performance risk of its guarantees using the same credit rating system utilized for estimating probabilities of default within its loan portfolio. The MUFG Group's credit rating system is consistent with both the method of evaluating credit risk under Basel II and those of third-party credit rating agencies. On certain underlying referenced credits or entities, ratings are not available. Such referenced credits are included in the "Not rated" category in the following table.

Presented in the table below is the maximum potential amount of future payments classified based upon internal credit ratings as of March 31, 2011 and September 30, 2011. The determination of the maximum potential future payments is based on the notional amount of the guarantees without consideration of possible recoveries under recourse provisions or from collateral held or pledged. Such amounts bear no relationship to the anticipated losses, if any, on these guarantees.

At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

At September 30, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,334	¥3,101	¥211	¥14	¥8
Performance guarantees	1,961	1,902	47	1	11

Total	¥5,295	¥5,003	¥258	¥15	¥19

Notes:	(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

The guarantees the MUFG Group does not classify based upon internal credit ratings are described in Note 22 to the consolidated financial statements for the fiscal year ended March 31, 2011.

Other Off-balance Sheet Instruments

In addition to obligations under guarantees and similar arrangements set forth above, the MUFG Group issues other off-balance sheet instruments to meet the financing needs of its customers and for other purposes as described in the consolidated financial statements for the fiscal year ended March 31, 2011. The table below presents the contractual amounts with regard to such instruments at March 31, 2011 and September 30, 2011:

	March 31, 2011	September 30, 2011
	(in billions)
Commitments to extend credit	¥62,141	¥63,362
Commercial letters of credit	641	682
Commitments to make investments	113	101
Other	16	7

Contingent Liabilities	6 Months Ended
Sep. 30, 2011
Contingent Liabilities [Abstract]
Contingent Liabilities

13.    CONTINGENT LIABILITIES

Repayment of Excess Interest

The Japanese government implemented regulatory reforms affecting the consumer lending industry. In December 2006, the Diet passed legislation to reduce the maximum permissible interest rate under the Investment Deposit and Interest Rate Law from 29.2% per annum to 20% per annum. The reduction in interest rates was implemented in June 2010. The regulatory reforms also included amendments to the Law Concerning Lending Business which, effective June 18, 2010, abolished the so-called "gray-zone interest." Gray-zone interest refers to interest rates exceeding the limits stipulated by the Interest Rate Restriction Law (between 15% per annum to 20% per annum depending on the amount of principal). Under the regulatory reforms, all interest rates for loans originated after this reform are subject to the lower limits imposed by the Interest Rate Restriction Law. Furthermore, the new regulations require stringent review procedures for consumer finance companies before lending, and with the exception of certain provisions, one of those new regulations introduces a limit on aggregate credit extensions to one-third of the borrower's annual income.

Formerly, consumer finance companies were able to charge interest rates exceeding the limits stipulated by the Interest Rate Restriction Law so long as the payment was made voluntarily by the borrowers, and the lender complied with various notice and other requirements. Accordingly, MUFG's consumer finance subsidiaries and equity method investees offered loans at interest rates above the Interest Rate Restriction Law. Upon the implementation of the regulatory reforms in June 2010, they lowered the interest rates for loans originated after this reform to below the Interest Rate Restriction Law.

In 2006, the Supreme Court of Japan passed decisions in a manner more favorable to borrowers requiring reimbursement of previously paid interest exceeding the limits stipulated by the Interest Rate Restriction Law in certain circumstances. Borrowers' claims for reimbursement of excess interest increased due to such decisions and other regulatory changes. At March 31, 2011 and September 30, 2011, the allowance for repayment of excess interest established by MUFG's consumer finance subsidiaries, which was included in Other liabilities, was ¥136,906 million and ¥114,895 million, respectively. In relation to the estimate of allowance, see Note 1 "Change in Accounting Estimates" section for the details. The expenses recognized relating to the allowance for the six months ended September 30, 2010 and 2011 were not material. For the six months ended September 30, 2010 and 2011, an MUFG's equity method investee had a negative impact of ¥27,085 million and nil, respectively, on Equity in losses of equity method investees in the condensed consolidated statements of income.

Litigation

The MUFG Group is involved in various litigation matters. Management, based upon their current knowledge and the results of consultation with counsel, makes appropriate levels of litigation reserve. Management believes that the amounts of the MUFG Group's liabilities, when ultimately determined, will not have a material adverse effect on the MUFG Group's financial position, results of operations or cash flows.

Variable Interest Entities	6 Months Ended
Sep. 30, 2011
Variable Interest Entities [Abstract]
Variable Interest Entities

14.    VARIABLE INTEREST ENTITIES

In the normal course of its business, the MUFG Group has financial interests and other contractual obligations in various entities which may be deemed to be VIEs such as asset-backed conduits, various investment funds, special purpose entities created for structured financing, repackaged instruments, entities created for the securitization of the MUFG Group's assets, and trust arrangements.

See Note 23 to the consolidated financial statements for the fiscal year ended March 31, 2011 for further information about the MUFG Group's involvements with VIEs.

The following tables present the assets and liabilities of consolidated VIEs recorded on the condensed consolidated balance sheets at March 31, 2011 and September 30, 2011.

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At September 30, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,895,868	¥28,174	¥40,895	¥1,281	¥404,276	¥4,413,407	¥7,835
Investment funds	1,302,282	23,788	16,665	1,108,070	14,709	166	138,884
Special purpose entities created for structured financing	172,832	585	1,574	10,593	2,025	147,478	10,577
Repackaged instruments	62,185	—	—	45,525	5,725	10,935	—
Securitization of the MUFG Group's assets	2,304,498	—	230	4,964	—	2,203,790	95,514
Trust arrangements	978,589	—	3,967	664	78,965	891,284	3,709
Others	139,580	246	26,855	—	68	77,927	34,484

Total	¥9,855,834	¥52,793	¥90,186	¥1,171,097	¥505,768	¥7,744,987	¥291,003

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥4,901,359	¥—	¥4,291,831	¥203,000	¥406,528
Investment funds	39,525	—	1,885	15,392	22,248
Special purpose entities created for structured financing	171,080	—	11,509	158,584	987
Repackaged instruments	62,212	—	—	60,972	1,240
Securitization of the MUFG Group's assets	2,302,580	—	31,783	2,269,518	1,279
Trust arrangements	977,735	971,659	—	—	6,076
Others	138,991	—	80,950	31,751	26,290

Total	¥8,593,482	¥971,659	¥4,417,958	¥2,739,217	¥464,648

The assets and liabilities of consolidated VIEs presented in the table above include intercompany transactions between consolidated VIEs and the MUFG Group, the primary beneficiary. In consolidation, the eliminated amounts of assets were ¥36,244 million of Cash and due from banks, ¥77,083 million of Interest-earning deposits in other banks, ¥858 million of Trading account assets, ¥10 million of Investment securities, ¥993,204 million of Loans and ¥7,701 million of All other assets at March 31, 2011, and ¥44,688 million of Cash and due from banks, ¥79,371 million of Interest-earning deposits in other banks, ¥1,865 million of Trading account assets, ¥9 million of Investment securities, ¥929,029 million of Loans and ¥7,636 million of All other assets at September 30, 2011. The eliminated amounts of liabilities were ¥3,179,780 million of Other short-term borrowings, ¥1,220,590 million of Long-term debt and ¥65,341 million of All other liabilities at March 31, 2011, and ¥2,961,634 million of Other short-term borrowings, ¥1,202,320 million of Long-term debt and ¥46,687 million of All other liabilities at September 30, 2011.

In general, the creditors or beneficial interest holders of consolidated VIEs have recourse only to the assets of those VIEs and do not have recourse to other assets of the MUFG Group, except where the MUFG Group is only contractually required to provide credit enhancement or program-wide liquidity.

The following tables present the total assets of non-consolidated VIEs, the maximum exposure to loss resulting from the MUFG Group's involvement with non-consolidated VIEs, and the assets and liabilities of non-consolidated VIEs recorded on the condensed consolidated balance sheet at March 31, 2011 and September 30, 2011.

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,032,630	¥1,704,799	¥1,189,523	¥2,504	¥152,855	¥1,034,164	¥—	¥—	¥—
Investment funds	9,268,469	344,139	334,943	80,931	78,386	166,962	8,664	—	—
Special purpose entities created for structured financing	14,154,230	2,153,008	1,816,153	51,349	70,401	1,691,040	3,363	—	—
Repackaged instruments	12,970,180	1,111,951	1,087,682	115,284	627,599	344,799	—	—	—
Trust arrangements	25,738	26,555	25,573	—	—	25,573	—	5,958	5,958
Others	12,337,891	1,412,158	1,031,612	20,734	302,416	708,462	—	—	—

Total	¥53,789,138	¥6,752,610	¥5,485,486	¥270,802	¥1,231,657	¥3,971,000	¥12,027	¥5,958	¥5,958

Maximum exposure to loss on each type of entity is determined, based on the carrying amount, which approximates the fair value, of any on-balance sheet assets and any off-balance sheet liability held, net of any recourse liabilities. Therefore, the maximum exposure to loss represents the maximum loss the MUFG Group could possibly incur at each balance sheet date and does not reflect the likelihood of such a loss being incurred. The difference between the amount of on-balance sheet assets and the maximum exposure to loss primarily comprises the remaining undrawn commitments.

Business Segments	6 Months Ended
Sep. 30, 2011
Business Segments [Abstract]
Business Segments

15.    BUSINESS SEGMENTS

The business segment information, set forth below, is derived from the internal management reporting system used by management to measure the performance of the MUFG Group's business segments. In addition, the business segment information is based on the financial information prepared in accordance with accounting principles generally accepted in Japan ("Japanese GAAP") as adjusted in accordance with internal management accounting rules and practices. Accordingly, the format and information is not consistent with the condensed consolidated financial statements prepared on the basis of US GAAP. A reconciliation is provided for the total amounts of segments' total operating profit with income before income tax expense under US GAAP.

The following is a brief explanation of the MUFG Group's business segments:

Integrated Retail Banking Business Group—Covers all domestic retail businesses, including commercial banking, trust banking and securities businesses. This business group integrates the retail business of BTMU, MUTB, MUMSS, Mitsubishi UFJ NICOS and other subsidiaries as well as retail product development, promotion and marketing in a single management structure. At the same time, the business group has developed and implemented MUFG Plaza, a one-stop, comprehensive financial services concept that provides integrated banking, trust and securities services.

Integrated Corporate Banking Business Group—Covers all domestic corporate businesses, including commercial banking, investment banking, trust banking and securities business. Through the integration of these business lines, diverse financial products and services are provided to the MUFG Group's corporate clients. The business group has clarified strategic domains, sales channels and methods to match the different growth stages and financial needs of the MUFG Group's corporate customers.

Integrated Trust Assets Business Group—Covers asset management and administration services for products such as pension trusts and security trusts by integrating the trust banking expertise of MUTB and the global network of BTMU. The business group provides a full range of services to corporate and other pension funds, including stable and secure pension fund management and administration, advice on pension schemes and payment of benefits to scheme members.

Integrated Global Business Group ("MUFG Global")—Covers businesses outside Japan, including commercial banking such as loans, deposits and cash management services, investment banking, retail banking, trust banking and securities businesses (with the retail banking and trust assets businesses being conducted through Union Bank), through a global network of more than 500 offices outside Japan to provide customers with financial products and services that meet their increasingly diverse and sophisticated financing needs. Union Bank is one of the largest commercial banks in California by both total assets and total deposits. Union Bank provides a wide range of financial services to consumers, small businesses, middle market companies and major corporations, primarily in California, Oregon and Washington but also nationally and internationally. Union Bank's parent company is UNBC, which is a bank holding company in the United States.

Global Markets—Covers asset and liability management and strategic investment of BTMU and MUTB, and sales and trading of financial products of BTMU, MUTB and MUMSS.

Other—Consists mainly of the corporate centers of MUFG, BTMU, MUTB, and MUMSS. The elimination of duplicated amounts of net revenue among business segments is also reflected in Other.

Effective March 24, 2011, there were changes made in the managerial accounting methods mainly by transferring the sales and trading business of MUMSS from the Integrated Corporate Banking Business Group segment to the Global Markets segment.

Effective July 1, 2011, the MUFG Group added MUFG Global as a fourth area by shifting most of the MUFG Group's global operations mainly from the Integrated Corporate Banking Business Group. This change in the MUFG Group's business segment was implemented to change the previous practice of each group entity's individual promotion of global businesses to a more group-wide approach. The new approach is designed to enable the MUFG Group to exercise its comprehensive expertise to more effectively provide the MUFG Group's customers with value-added services outside Japan. Prior period business segment information has been reclassified to enable comparisons between the relevant amounts for the six months ended September 30, 2010 and 2011, respectively. The table set forth below has been reclassified to conform to the new basis of managerial accounting:

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2010:
Net revenue:	¥683.7	¥450.0	¥78.0	¥154.9	¥141.2	¥296.1	¥399.1	¥(27.0)	¥1,879.9
BTMU and MUTB:	320.1	400.7	29.8	113.7	—	113.7	367.2	(23.5)	1,208.0
Net interest income	257.0	220.4	—	60.4	—	60.4	151.0	0.8	689.6
Net fees	58.9	152.7	29.8	47.0	—	47.0	(4.8)	(24.0)	259.6
Other	4.2	27.6	—	6.3	—	6.3	221.0	(0.3)	258.8
Other than BTMU and MUTB(1)	363.6	49.3	48.2	41.2	141.2	182.4	31.9	(3.5)	671.9
Operating expenses	476.1	232.3	48.7	102.2	90.3	192.5	54.5	76.4	1,080.5

Operating profit (loss)	¥207.6	¥217.7	¥29.3	¥52.7	¥50.9	¥103.6	¥344.6	¥(103.4)	¥799.4

Six months ended September 30, 2011:
Net revenue:	¥644.1	¥438.5	¥77.4	¥182.0	¥135.7	¥317.7	¥388.0	¥(17.8)	¥1,847.9
BTMU and MUTB:	312.4	394.0	28.6	129.2	—	129.2	366.6	(21.5)	1,209.3
Net interest income	243.1	211.9	—	67.3	—	67.3	117.7	11.3	651.3
Net fees	65.8	149.7	28.6	52.8	—	52.8	(5.4)	(28.4)	263.1
Other	3.5	32.4	—	9.1	—	9.1	254.3	(4.4)	294.9
Other than BTMU and MUTB(1)	331.7	44.5	48.8	52.8	135.7	188.5	21.4	3.7	638.6
Operating expenses	450.8	223.0	49.1	111.7	90.6	202.3	48.6	79.8	1,053.6

Operating profit (loss)	¥193.3	¥215.5	¥28.3	¥70.3	¥45.1	¥115.4	¥339.4	¥(97.6)	¥794.3

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation

As set forth above, the measurement bases and the income and expense items of the internal management reporting system are different from the accompanying condensed consolidated statements of income. Therefore, it is impracticable to present reconciliations of all of the business segments' information, other than operating profit, to corresponding items in the accompanying condensed consolidated statements of income.

A reconciliation of operating profit under the internal management reporting system for the six months ended September 30, 2010 and 2011 above to income before income tax expense shown on the condensed consolidated statements of income is as follows:

	Six months ended September 30,
	2010	2011
	(in billions)
Operating profit	¥799	¥794
Provision for credit losses	(186)	(89)
Foreign exchange gains—net	163	78
Trading account profits—net	270	330
Equity investment securities gains (losses)—net	24	(118)
Debt investment securities losses—net	(87)	(119)
Equity in losses of equity method investees	(45)	(515)
Impairment of intangible assets	(16)	(27)
Other—net	28	60

Income before income tax expense	¥950	¥394

Fair Value	6 Months Ended
Sep. 30, 2011
Fair Value [Abstract]
Fair Value

16.    FAIR VALUE

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under the applicable accounting guidance. The guidance also specifies a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices in active markets and the lowest priority to unobservable data, for example, the reporting entity's own data. Based on the observability of the inputs used in the valuation techniques, the following three-level hierarchy is specified by the guidance:

•	Level 1—Unadjusted quoted prices for identical instruments in active markets.

•

Level 2—Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the instruments.

•	Level 3—Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the instruments.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The MUFG Group has an established and documented process for determining fair values in accordance with the guidance. When available, quoted market prices are used to determine fair value. If quoted market prices are not available, fair value is based upon valuation techniques that use, where possible, current market-based or non-market-based parameters, such as interest rates, yield curves, foreign exchange rates, volatilities and credit curves. The fair values of liabilities are determined by discounting future cash flows at a rate which incorporates the MUFG Group's own creditworthiness. In addition, valuation adjustments may be made to ensure the financial instruments are recorded at fair value. These adjustments include, but are not limited to, amounts that reflect counterparty credit quality, liquidity risk and model risk.

The following section describes the valuation methodologies adopted by the MUFG Group to measure fair values of certain financial instruments. The discussion includes the general classification of such financial instruments in accordance with the valuation hierarchy, a brief explanation of the valuation techniques, the significant inputs to those models, and any additional significant assumptions.

Interest-earning Deposits in Other Banks

Certain interest-earning deposits are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by markets rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. As the inputs into the valuation are readily observable, these deposits are classified in Level 2 of the valuation hierarchy.

Receivables Under Resale Agreements

Certain receivables under resale agreements are measured at fair value by using discounted cash flows due to election of the fair value option. Cash flows are estimated based on the terms of the contracts and discounted by the interest rates applicable to the maturity of the contracts, which are adjusted to reflect credit risks on counterparties. These receivables are classified in Level 2 of the valuation hierarchy.

Trading Accounts Assets and Liabilities—Trading Securities

When quoted prices are available in an active market, the MUFG Group adopts the quoted market prices to measure the fair values of securities and such securities are classified in Level 1 of the valuation hierarchy. Examples of Level 1 securities include certain Japanese and foreign government bonds, residential mortgage-backed securities and marketable equity securities.

When quoted market prices are available but not traded actively, such securities are classified in Level 2 of the valuation hierarchy. These securities include certain Japanese government agency bonds, Japanese prefectural and municipal bonds, foreign governments and official institutions bonds, corporate bonds, residential mortgage-backed securities and equity securities.

When quoted market prices are not available, the MUFG Group estimates fair values by using internal valuation techniques, quoted price of securities with similar characteristics or non-binding prices obtained from independent pricing vendors. Such securities include certain commercial papers, corporate bonds, asset-backed securities and residential mortgage-backed securities. For commercial papers, the MUFG Group estimates fair value by using discounted cash flow techniques. The cash flows are estimated in accordance with the terms of contracts and discounted using a discount rate based on yield curve estimated from market rates appropriate to the securities. Commercial papers are generally classified in Level 2 of the valuation hierarchy. For corporate bonds, the MUFG Group estimates fair value by using the internal models. Key inputs of the internal models include estimated cash flows based on the terms of the contracts, yield curves based on the market rates and volatilities. Corporate bonds which are valued using such methods are generally classified in Level 2 of the valuation hierarchy. If any such key inputs are unobservable, they are classified in Level 3 of the valuation hierarchy. Certain investments in funds valued at net assets value are classified in Level 2 if they can be redeemed at their net asset value at the measurement date or in the near future.

When there is less liquidity for securities or significant inputs adopted in the fair value measurements are less observable, such securities are classified in Level 3 of the valuation hierarchy. Examples of such Level 3 securities include CLOs backed by general corporate loans, which are classified in asset-backed securities. Those CLOs are measured by weighting the estimated amounts from the internal models and the non-binding quotes from the independent broker-dealers. The weight of the broker-dealer quote is determined based on the result of inquiries to the broker-dealers for their basis of the fair value calculation with consideration of activity level of the market. Key inputs of the internal models include projected cash flows through an analysis of underlying loans, probability of default which incorporates market indices such as LCDX which is an index of loan credit default swaps, repayment rates and discount rates reflecting liquidity premiums based on historical market data.

Trading Accounts Assets and Liabilities—Derivatives

Exchange-traded derivatives valued using quoted prices are classified in Level 1 of the valuation hierarchy. Examples of Level 1 derivative include security future transactions and interest rate future transactions. However, the majority of the derivative contracts entered into by the MUFG Group are traded over-the-counter and valued using internally developed techniques as there are no quoted market prices for such instruments. The valuation models and inputs vary depending on the types and contractual terms of the derivative instruments. The principal models adopted to value those instruments include discounted cash flows, the Black-Scholes model and the Hull-White model. The key inputs include interest rate yield curve, foreign currency exchange rate, volatility, credit quality of the counterparty or the MUFG Group and spot price of the underlying. These models are commonly accepted in the financial industry and key inputs to the models are readily observable from an actively quoted market. Derivative instruments valued by such models and inputs are generally classified in Level 2 of the valuation hierarchy. Examples of such Level 2 derivatives include plain interest rate swaps, foreign currency forward contracts and currency option contracts.

Derivatives that are valued based on models with significant unobservable input are classified in Level 3 of the valuation hierarchy. Examples of Level 3 derivatives include long-term interest rate or currency swaps and certain credit derivatives, where significant inputs such as volatility, credit curves and correlation of such inputs are unobservable.

Investment Securities

Investment securities include available for sale debt and equity securities, whose fair values are measured using the same methodologies as the trading securities described above except for certain private placement bonds issued by Japanese non-public companies. Fair values of certain private placement bonds issued by Japanese non-public companies are measured based on discounted cash flow methods by using discount rate applicable to the maturity of the bonds, which are adjusted to reflect credit risk of issuers. Credit risk of issuers are included in the future cash flows being discounted at the date applicable to the maturity of the bonds. The private placement bonds are generally utilized to finance medium or small size non-public companies as an alternative of loans. These bonds are classified as either Level 2 or Level 3 of the valuation hierarchy depending on the significance of the adjustments for unobservable credit worthiness input. This account also includes investments in nonmarketable equity securities which are subject to specialized industry accounting practice. The valuation of such nonmarketable equity securities involves significant management judgment due to the absence of quoted market prices, lack of liquidity and the long term nature of these investments. Further, there may be restriction of transfer on nonmarketable equity securities. The MUFG Group values such securities initially at transaction price and subsequently adjusts valuations considering evidence such as current sales transactions of similar securities, initial public offerings, recent equity issuances and change in financial condition of an investee company. Nonmarketable equity securities are included in Level 3 of the valuation hierarchy.

Other Assets

Other assets measured at fair value mainly consist of securities that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments. The securities under lending transaction mainly consist of certain Japanese and foreign government bonds which are valued using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above.

Money in trust for segregating cash deposited by customers on security transactions mainly consists of certain Japanese government bonds which are valued using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above and is included in Level 1 or Level 2 of the valuation hierarchy depending on the component assets.

The fair values of derivatives designated as hedging instruments are measured using the methodologies described in the "Trading Accounts Assets and Liabilities—Derivatives" above.

Obligations to Return Securities Received as Collateral

Obligations to return securities received as collateral under the securities lending transactions are measured at fair values of securities received as collateral. The securities received as collateral consist primarily of certain Japanese and foreign government bonds, whose fair values are measured using the methodologies described in the "Trading Accounts Assets and Liabilities—Trading Securities" above.

Other Short-term Borrowings and Long-term Debt

Certain short-term borrowings and long-term debt are measured at fair values due to election of the fair value option. These instruments under the fair value option are measured principally using internally developed models such as the discounted cash flow method. Where the inputs into the valuation are mainly based on observable inputs, these instruments are classified in Level 2 of the valuation hierarchy. Where significant inputs are unobservable, they are classified in Level 3 of the valuation hierarchy.

Market Valuation Adjustments

Counterparty credit risk adjustments are applied to certain financial assets such as over-the-counter derivatives. As not all counterparties have the same credit rating, it is necessary to take into account the actual credit rating of a counterparty to arrive at the fair value. In addition, the counterparty credit risk adjustment takes into account the effect of credit risk mitigates such as pledged collateral and legal right of offsets with the counterparty.

Own credit risk adjustments which reflect own creditworthiness are applied to financial liabilities measured at fair value.

Liquidity adjustments are applied mainly to the instruments classified in Level 3 of the fair value hierarchy when recent prices of such instruments are unobservable in inactive or less active markets. The liquidity adjustments are based on the facts and circumstances of the markets including the availability of external quotes and the time since the latest available quote.

Model valuation adjustments such as unobservable parameter valuation adjustments may be provided when the fair values of instruments are determined based on internally developed models. Examples of such adjustments include adjustments to the model price of certain derivative financial instruments where parameters such as correlation are unobservable. Unobservable parameter valuation adjustments are applied to mitigate the possibility of error in the model based estimate value.

Investments in Certain Entities That Calculate Net Asset Value per Share

The MUFG Group has investments mainly in hedge funds, private equity funds, and real estate funds included in recurring and nonrecurring items.

Hedge funds are primarily multi-disciplinary hedge funds that employ a fundamental bottom-up investment approach across various asset classes and strategies. The MUFG Group's investments in these funds are generally redeemable on monthly-quarterly basis with 30-90 days notice.

Private equity funds have specific investment objectives in connection with their acquisition of equity interests, such as providing financing and other support to start-up businesses, medium and small entities in a particular geographical area, and to companies with certain technology or companies in a high-growth industry. Generally, these investments cannot be redeemed with the funds and the return of invested capital and its gains are derived from distributions received upon the liquidation of the underlying assets of the fund. It is estimated that the underlying assets of the fund would be liquidated within ten year period.

Real estate funds invest globally and primarily in real estate companies, debt recapitalizations and direct property. These investments are generally not redeemable with the funds. Distributions from each fund will be received as the underlying investments of the funds are liquidated. It is estimated that the underlying assets of the funds would be liquidated within a four year period.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents the financial instruments carried at fair value by level within the fair value hierarchy as of March 31, 2011 and September 30, 2011:

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	September 30, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,454,180	¥5,410,790	¥1,060,784	¥22,925,754
Debt securities
Japanese national government and Japanese government agency bonds	4,329,731	223,638	—	4,553,369
Japanese prefectural and municipal bonds	—	119,964	—	119,964
Foreign governments and official institutions bonds	8,489,207	1,457,996	121,093	10,068,296
Corporate bonds	—	1,507,264	502,570	2,009,834
Residential mortgage-backed securities	2,866,861	312,578	19,209	3,198,648
Commercial mortgage-backed securities	—	—	13,437	13,437
Asset-backed securities	—	27,356	384,187	411,543
Other debt securities	—	8,936	—	8,936
Commercial paper	—	1,124,750	—	1,124,750
Equity securities(2)	768,381	628,308	20,288	1,416,977
Trading derivative assets	39,327	11,710,823	108,101	11,858,251
Interest rate contracts	2,931	8,664,619	15,297	8,682,847
Foreign exchange contracts	144	2,797,556	86,545	2,884,245
Equity contracts	21,615	39,413	3,036	64,064
Commodity contracts	14,637	143,013	2,195	159,845
Credit derivatives	—	66,222	1,028	67,250
Investment securities:
Securities available for sale	50,209,234	4,086,609	1,961,482	56,257,325
Debt securities
Japanese national government and Japanese government agency bonds	46,510,987	987,183	—	47,498,170
Japanese prefectural and municipal bonds	—	202,410	983	203,393
Foreign governments and official institutions bonds	605,054	148,124	135,779	888,957
Corporate bonds	—	1,165,177	1,737,116	2,902,293
Residential mortgage-backed securities	346	985,212	24,476	1,010,034
Commercial mortgage-backed securities	—	60,933	5,584	66,517
Asset-backed securities	—	402,348	56,422	458,770
Other debt securities	—	—	922	922
Marketable equity securities	3,092,847	135,222	200	3,228,269
Other investment securities	—	1,189	31,619	32,808
Others(3)(4)	469,755	231,395	15,711	716,861

Total	¥67,172,496	¥21,440,806	¥3,177,697	¥91,790,999

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥47,929	¥4,995	¥—	¥52,924
Trading derivative liabilities	46,299	11,221,253	129,022	11,396,574
Interest rate contracts	14,619	8,559,483	68,823	8,642,925
Foreign exchange contracts	339	2,427,851	45,747	2,473,937
Equity contracts	20,260	61,284	11,399	92,943
Commodity contracts	11,081	113,844	1,998	126,923
Credit derivatives	—	58,791	1,055	59,846
Obligation to return securities received as collateral	4,301,207	218,937	—	4,520,144
Others(5)	—	391,060	23,413	414,473

Total	¥4,395,435	¥11,836,245	¥152,435	¥16,384,115

Notes:	(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥182,278 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments at March 31, 2011 and September 30, 2011 are ¥5,780 million and ¥5,428 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at September 30, 2011 were ¥6,575 million, ¥3,814 million and ¥3,572 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at September 30, 2011 were ¥1,676 million, ¥2,217 million and ¥2,155 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers Between Level 1 and Level 2

During the six months ended September 30, 2010 and 2011, the transfers between Level 1 and Level 2 were not significant.

Changes in Level 3 Recurring Fair Value Measurements

The following table presents a reconciliation of the assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during the six months ended September 30, 2010 and 2011. When a determination is made to classify a financial instrument within Level 3, the determination is based upon the significance of the unobservable parameters to the overall fair value measurement. However, Level 3 financial instruments typically include, in addition to the unobservable or Level 3 components, observable components (that is, components that are actively quoted and can be validated to external sources); accordingly, the gains and losses in the table below include changes in fair value due in part to observable factors that are part of the valuation methodology.

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥(13,790	)(2)	¥—	¥17,218	¥54,753		¥(13,852)		¥1,210,867	¥(17,528	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	6,281		—	(25,090)	10,208		—		162,933	3,038
Corporate bonds	494,987	(13,471)		—	60,872	44,545	(6)	(12,292	)(6)	574,641	(10,054)
Residential mortgage-backed securities	56,468	(1,185)		—	(4,275)	—		—		51,008	(1,631)
Commercial mortgage-backed securities	17,315	293		—	(2,179)	—		—		15,429	296
Asset-backed securities	389,061	(6,554)		—	(10,556)	—		(1,560)		370,391	(7,717)
Equity securities	37,173	846		—	(1,554)	—		—		36,465	(1,460)
Trading derivatives (Net)	(28,612)	18,766	(2)	3,531	(11,510)	18,019		7,867		8,061	22,283	(2)
Interest rate contracts—net	(45,467)	6,786		—	(8,503)	5,841		8,277		(33,066)	1,838
Foreign exchange contracts—net	6,440	12,015		3,546	(1,208)	12,291		11,583		44,667	18,118
Equity contracts—net	(8,272)	2,666		(15)	(799)	—		—		(6,420)	2,415
Commodity contracts—net	14,003	(61)		—	(1,202)	(113)		(11,993)		634	186
Credit derivatives—net	4,684	(2,640)		—	202	—		—		2,246	(274)
Investment securities:
Securities available for sale	2,363,609	(1,111	)(3)	9,819	(177,702)	350,407		(216,250)		2,328,772	(12,523	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	4		8	(122)	—		—		2,959	4
Foreign governments and official institutions bonds	87,597	(221)		1,567	(4,795)	—		—		84,148	(221)
Corporate bonds	2,163,465	1,458		8,331	(159,432)	350,407	(6)	(197,642	)(6)	2,166,587	(10,883)
Residential mortgage-backed securities	26,827	(1,063)		51	1,083	—		—		26,898	(1,104)
Commercial mortgage-backed securities	14,475	(299)		(27)	(893)	—		—		13,256	(300)
Asset-backed securities	67,095	(971)		(132)	(13,666)	—		(18,608)		33,718	—
Other debt securities	990	(19)		—	—	—		—		971	(19)
Marketable equity securities	91	—		21	123	—		—		235	—
Other investment securities	33,904	(1,441	)(4)	(136)	(419)	—		(737)		31,171	(1,865	)(4)
Others	17,217	(546	)(4)	—	(763)	—		—		15,908	(546	)(4)

Total	¥3,552,656	¥1,878		¥13,214	¥(173,176)	¥423,179		¥(222,972)		¥3,594,779	¥(10,179)

Liabilities
Others	¥45,347	¥(23,721	)(4)	¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531	)(4)

Total	¥45,347	¥(23,721)		¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

Notes:	(1)	Includes trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
	(3)	Included in Investment securities gains (losses)—net.
	(4)	Included in Trading account profits—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets and liabilities may be measured at fair value on a nonrecurring basis in periods subsequent to their initial recognition. These assets are subject to fair value adjustments that result from the application of the lower of cost or fair value accounting or write-downs of individual assets. The following table presents the carrying value of assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of March 31, 2011 and September 30, 2011:

	March 31, 2011				September 30, 2011
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥27,448	¥27,448
Loans	12,243	14,843	343,696	370,782	7,070	14,670	340,636	362,376
Loans held for sale	—	1,901	4,726	6,627	—	2,598	1,902	4,500
Collateral dependent loans	12,243	12,942	338,970	364,155	7,070	12,072	338,734	357,876
Premises and equipment	—	—	10,371	10,371	—	—	8,426	8,426
Intangible assets	—	—	32,833	32,833	—	—	25,921	25,921
Other assets	145,791	—	20,128	165,919	464,819		12,714	477,533
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	4,399	469,218	(2)
Other	—	—	6,275	6,275	—	—	8,315	8,315

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥471,889	¥14,670	¥415,145	¥901,704

Notes:	(1)	Includes investments valued at net asset value of ¥14,098 million and ¥4,399 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥2,473 million at March 31, 2011 and September 30, 2011, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

The following table presents the nonrecurring changes in fair value which have been recorded during the six months ended September 30, 2010 and 2011:

	Losses (Gains) for the six months ended September 30, 2010		Losses (Gains) for the six months ended September 30, 2011
	(in millions)
Investment securities	¥2,591		¥5,202
Loans	93,668		99,470
Loans held for sale	(40)		50
Collateral dependent loans	93,708		99,420
Premises and equipment	2,828		4,443
Intangible assets	16,363		27,040
Other assets	44,013		582,454
Investments in equity method investees	43,851	(1)	580,895	(1)
Other	162		1,559

Total	¥159,463		¥718,609

Note:	(1)	Includes impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Investment securities include mainly impaired cost-method nonmarketable equity securities which were written down to fair value during the period. The fair values are determined based on recent financial position and projected future cash flows of investees.

Loans include loans held for sale and collateral dependent loans. Loans held for sale are recorded at the lower of cost or estimated fair value. The fair value of the loans held for sale is based on secondary market, recent transactions or discounted cash flows. These loans are principally classified in Level 3 of the valuation hierarchy, and when quoted prices are available but not traded actively, such loans held for sale are classified in Level 2 of the valuation hierarchy. Collateral dependent loans are measured at fair value of the underlying collateral. Collaterals are comprised mainly of real estate and exchange-traded equity securities. The MUFG Group maintains an established process for internally determining the fair value of real estate, using the following valuation techniques and assumptions. Collateral dependent loans that are measured based on underlying real estate collateral are classified in Level 3 of the valuation hierarchy.

•

Replacement cost approach. The replacement cost approach is primarily used for buildings and land they are built on. This approach calculates the collateral value based on the replacement cost of the property as of the valuation date. Replacement cost tables and useful life tables used for this approach are developed by appraising subsidiaries.

•

Sales comparison approach. The sales comparison approach is mainly used for land. The collateral value is based on Japanese government official land prices and standard land prices, considering the results of comparison analysis between the official roadside value which is used for tax purposes and the related government official land and standard land prices.

•

Income approach. The income approach is, as a general rule, applied to all rental properties. This approach calculates the collateral value using expected future cash flows. In this approach, the expected annual net operating income is discounted by the related capitalization yield. The significant assumptions within the income approach are the expected annual net operating income and capitalization yield. The expected annual net operating income is estimated based on rental income of the property. The capitalization yield is determined based on the location and use of the property by appraising subsidiaries. The capitalization yield may be adjusted to reflect the trends in locations, occupancy rates and rent level and other factors.

Premises and equipment consist of those assets which were written down to fair value. The fair values are determined based on price obtained from an appraiser or discounted cash flows. These impaired premises and equipment are classified as Level 3 of the valuation hierarchy.

Intangible assets consist of those assets which were written down to fair values. The fair values are determined based on discounted cash flows. These impaired intangible assets are classified as Level 3 of the valuation hierarchy.

Other assets mainly consist of investments in equity method investees which were written down to fair value due to impairment. The MUFG Group records impairment losses when a decline in fair value below cost is other than temporary. The impairment losses are included in Equity in losses of equity method investees in the condensed consolidated statements of income. When investments in equity method investees are marketable equity securities, the fair values are determined based on quoted market prices. Impaired investments in equity method investees which are marketable equity securities are classified in either Level 1 or Level 2 of the valuation hierarchy. When investments in equity method investees are nonmarketable equity securities, the fair values are determined using the same methodologies as impaired nonmarketable equity securities described above. Impaired investments in equity method investees which are nonmarketable equity securities are classified in Level 3 of the valuation hierarchy. For the six months ended September 30, 2010 and 2011, the MUFG Group recorded impairment losses on investments to Morgan Stanley. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Fair Value Option

The MUFG Group elected the fair value option for foreign currency-denominated debt securities and equity securities held by BTMU and MUTB. The election was made to mitigate accounting mismatches related to fluctuations of foreign exchange rates as the gains and losses on translation of these securities were reflected in other changes in equity from nonowner sources, while the gains and losses on translation of foreign currency-denominated financial liabilities were included in current earnings.

The MUFG Group also elected the fair value option for certain financial instruments held by MUSHD's foreign subsidiaries because those financial instruments are managed on a fair value basis, and these exposures are considered to be trading-related positions. These financial assets are included in Interest-earning deposits in other banks and Receivables under resale agreements. These financial liabilities are included in Other short-term borrowings and Long-term debt. Unrealized gains and losses on such financial instruments are recognized in the condensed consolidated statements of income.

The following table presents the gains or losses recorded during the six months ended September 30, 2010 and 2011 related to the eligible instruments for which the MUFG Group elected the fair value option:

	Six months ended September 30,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥1,536	¥—	¥1,536	¥(168)	¥—	¥(168)
Receivables under resale agreements(1)	3,889	—	3,889	(813)	—	(813)
Trading account securities	324,458	(843,457)	(518,999)	342,364	(1,006,886)	(664,522)

Total	¥329,883	¥(843,457)	¥(513,574)	¥341,383	¥(1,006,886)	¥(665,503)

Financial liabilities:
Other short-term borrowings(1)	¥(305)	¥—	¥(305)	¥93	¥—	¥93
Long-term debt(1)	(80,663)	—	(80,663)	5,400	—	5,400

Total	¥(80,968)	¥—	¥(80,968)	¥5,493	¥—	¥5,493

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

The following table presents the differences between the aggregate fair value and the aggregate remaining contractual principal balance outstanding as of March 31, 2011 and September 30, 2011 for long-term receivables and debt instruments for which the fair value option has been elected:

	March 31, 2011			September 30, 2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Total	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Interest income and expense and dividend income related to the assets and liabilities for which the fair value option is elected are measured based on the contractual rates specified in the transactions and reported in the condensed consolidated statements of income as either interest income or expense, depending on the nature of the related asset or liability.

Estimated Fair Value of Financial Instruments

In addition to financial instruments measured and disclosed on a fair value basis, the disclosure of the estimated fair value of financial instruments that are not carried at fair value is also required. The following is a summary of carrying amounts and estimated fair values of financial instruments at March 31, 2011 and September 30, 2011:

	March 31, 2011		September 30, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥20,691	¥20,691
Trading account assets, excluding derivatives	18,792	18,792	22,926	22,926
Investment securities	58,536	59,002	59,220	59,500
Loans, net of allowance for credit losses	86,262	87,054	85,689	86,644
Other financial assets	4,677	4,677	7,059	7,059
Derivative financial instruments:
Trading activities	10,033	10,033	11,858	11,858
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions	¥35,544	¥35,544	¥38,727	¥38,727
Interest-bearing deposits	117,894	117,960	116,197	116,269
Trading account liabilities, excluding derivatives	31	31	53	53
Obligations to return securities received as collateral	3,268	3,268	4,520	4,520
Due to trust account	634	634	621	621
Other short-term borrowings	8,488	8,488	10,234	10,234
Long-term debt	13,357	13,557	12,811	13,043
Other financial liabilities	4,635	4,635	9,101	9,101
Derivative financial instruments:
Trading activities	9,878	9,878	11,397	11,397

Not all of the financial instruments held by the MUFG Group are recorded at fair value on the condensed consolidated balance sheets. The methodologies and assumptions used to estimate fair value of financial instruments that are not recorded at fair value on the condensed consolidated balance sheets are summarized below:

Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions—For cash and due from banks including interest-earning deposits in other banks, call loans and funds sold, receivables under resale agreements and receivable under securities borrowing transactions, the carrying amounts are reasonable estimate of the fair values because of their short-term nature and limited credit risk.

Investment securities—The fair values of investment securities other than those classified as available for sale or being held to maturity (i.e., nonmarketable equity securities) are not readily determinable as they do not have quoted market prices or secondary market prices available. The fair values of certain nonmarketable equity securities, such as preferred stock convertible to marketable common stock in the future, issued by public companies are determined by utilizing commonly accepted valuation models, which applies a logic to derive a fair value using the present value of dividend cash flows and option prices. For option prices, the Trinomial Tree Method determines possible paths of future stock prices using a forward rate for a common stock, and the price is calculated by multiplying the possible paths of future stock prices by the expected cash flows generated from the probability of exercising options or upon exercising of the options. Parameters used for the valuation include but are not limited to stock price, volatility and credit spread. The valuation is performed on a quarterly basis. At the time of any sale, the MUFG Group generally separately calculates a valuation to be used in sales price negotiations with the counterparty. The price agreed between the MUFG Group and a counterparty is also used as a reference for validating the appropriateness of previous valuations of the investment. The MUFG Group performs periodic validation of the valuation models. Specifically, the sensitivity and appropriateness of parameters are verified by using different valuation models employed by the MUFG Group. It is not practicable for the MUFG Group to estimate the fair value of other nonmarketable securities issued by nonpublic companies for which a quoted market price is not available. For these securities, the MUFG Group is unable to estimate fair value without incurring undue cost because they comprise investments in numerous unlisted companies and each investment represents an insignificant percentage relative to each company. Therefore, the above summary does not include the carrying amounts of such investment securities. The amounts not included in the above summary are ¥515 billion and ¥512 billion at March 31, 2011 and September 30, 2011, respectively.

Loans—The fair value of loans are estimated by discounting expected future cash flows based on types of loans, internal ratings and possibility of prepayment using the discount rates which include adjustments to reflect the expectations about possible variations to the current market rates. For certain residential loans with variable interest rates provided to individual home owners, the carrying amount is presented as the fair value since such carrying amount approximates the fair value, unless the creditworthiness of the borrower has changed significantly since the loan origination. Where quoted market prices or estimated fair values are available, primarily for loans to refinancing countries, loans held for sales and certain other foreign loans, the fair values are based on such market prices and estimated fair values, including secondary market prices. For receivables from bankrupt, virtually bankrupt, and likely to become bankrupt borrowers, credit loss is estimated based on the present value of expected future cash flows or the expected amount to be collected from collaterals and guarantees. The carrying amount is presented as the fair value since the fair value approximates such carrying amount.

Other financial assets—The estimated fair values of other financial assets, which primarily include accrued interest receivable, customers' acceptance liabilities and accounts receivable, approximate their carrying amounts. The above summary does not include the carrying amounts of investments in equity method investees amounting to ¥771 billion and ¥1,126 billion at March 31, 2011 and September 30, 2011, respectively.

Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions—For non-interest-bearing deposits, the amount payable on demand as of the condensed consolidated balance sheet date (i.e., the carrying amount) is considered to be the fair value. For call money and funds purchased, payables under repurchase agreements and payable under securities lending transactions, the carrying amount are reasonable estimate of the fair value because of their short-term nature and limited credit risk.

Interest-bearing deposits—For variable rate time deposits, the carrying amount is presented as the fair value because the market interest rate is reflected in such deposits within a short time period. Fixed rate time deposits are grouped by certain maturity lengths. The fair value of such deposits are estimated by discounting expected future cash flows using the discount rates that would be applied to newly accepted deposits.

Due to trust account—Since these are cash deposits with no maturity, the carrying amount is presented as the fair value as the fair value approximates such carrying amount.

Other short-term borrowings—For most other short-term borrowings, the carrying amount is presented as the fair value since such carrying amount approximates the fair value because of their short-term nature and limited credit risk.

Long-term debt—The fair value of corporate bonds issued by the MUFG Group is determined based on market price of those corporate bonds. The fair value of fixed rate corporate bonds without market prices is the present value of expected future cash flow from these borrowings, which is discounted at an interest rate generally applicable to similar borrowings reflecting premium applicable to the MUFG Group. For variable rate corporate bonds without market prices, the carrying amount of such bonds is presented as the fair value since such carrying amount approximates the fair value. This is on the basis that the market interest rate is reflected in the fair value of such corporate bonds because such bond terms were set within a short time period and that there has been no significant impact on the fair value of those bonds.

Other financial liabilities—The estimated fair values of other financial liabilities, which primarily include accrued interest payable, bank acceptances, accounts payable and obligations under standby letters of credit and guarantees, approximate their carrying amounts. The fair values of obligations under standby letters of credit and guarantees are based on fees received or receivable by the MUFG Group.

The fair values of certain off-balance sheet financial instruments held for purposes other than trading, including commitments to extend credit and commercial letters of credit, are estimated using the fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the credit quality. The aggregate fair value of such instruments at March 31, 2011 and September 30, 2011 was not material.

The fair value estimates presented herein are based on pertinent information available to management at March 31, 2011 and September 30, 2011. These amounts have not been comprehensively reevaluated since that date and, therefore, current estimates of fair values may have changed significantly from the amounts presented herein.

Stock-Based Compensation	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation

17.    STOCK-BASED COMPENSATION

The following describes the stock-based compensation plans of MUFG, BTMU, MUTB, MUSHD and MUMSS.

MUFG, BTMU, MUTB, MUSHD and MUMSS

MUFG, BTMU, MUTB, MUSHD and MUMSS elected to introduce a stock-based compensation plan for directors, executive officers and corporate auditors ("officers") and obtained the necessary shareholder approval at their respective ordinary general meetings.

Following the approval, MUFG resolved at the meeting of the Board of Directors to issue stock compensation type stock options ("Stock Acquisition Rights") to officers of MUFG, BTMU, MUTB, MUSHD and MUMSS. Usually, the Stock Acquisition Rights would be issued and granted to these officers once a year.

The class of shares to be issued or transferred on exercise of the Stock Acquisition Rights is common stock of MUFG. The number of shares to be issued or transferred on exercise of each Stock Acquisition Right ("number of granted shares") is 100 shares. In the event of stock split or stock merger of common stock of MUFG, the number of granted shares shall be adjusted in accordance with the ratio of stock split or stock merger. If any events occur that require the adjustment of the number of granted shares (e.g., mergers, consolidations, corporate separations or capital reductions of MUFG), MUFG shall appropriately adjust the number of granted shares to a reasonable extent.

The contractual term of the Stock Acquisition Rights is approximately 30 years from the date of grant. Some of the Stock Acquisition Rights vest on the date of grant and the rest of the rights graded-vest depending on the holders' service periods as officers. The Stock Acquisition Rights are only exercisable after the date on which the following conditions are met: (1) a holder as a director or an executive officer loses the status of both director and executive officer, and (2) a holder as a corporate auditor loses the status of a corporate auditor. The exercise price is ¥1 per share.

The following is a summary of the Stock Acquisition Rights transactions of MUFG, BTMU, MUTB, MUSHD and MUMSS for the six months ended September 30, 2011:

	For the six months ended September 30, 2011
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,613,600)	1
Forfeited	(154,200)	1

Outstanding, end of the period	19,412,500	¥1	28.83	¥6,853

Exercisable, end of the period	—	¥—	—	¥—

The fair value of the Stock Acquisition Rights is estimated on the date of grant using the Black-Scholes option pricing model that uses the assumptions described in the following table. The risk-free rate is based on the Japanese government bonds yield curve in effect at the date of grant based on the expected term. The expected volatility is based on the historical data from traded common stock of MUFG. The expected term is based on the average service period of officers of MUFG, BTMU, MUTB, MUSHD and MUMSS, which represents the expected outstanding period of the Stock Acquisition Rights granted. The expected dividend yield is based on the dividend rate of common stock of MUFG at the date of grant.

For the six months ended September 30, 2011
Risk-free interest rate	0.29%
Expected volatility	44.96%
Expected term (in years)	4
Expected dividend yield	3.13%

The weighted-average grant date fair value of the Stock Acquisition Rights granted for the six months ended September 30, 2011 was ¥33,700.

The MUFG Group recognized ¥1,704 million of compensation costs related to the Stock Acquisition Rights with ¥693 million of the corresponding tax benefit for the six months ended September 30, 2011. As of September 30, 2011, the total unrecognized compensation cost related to the Stock Acquisition Rights was ¥1,645 million, and it is expected to be recognized over 6 months.

Cash received from the exercise of the Stock Acquisition Rights for the six months ended September 30, 2011 was ¥4 million. The actual tax benefit realized for the tax deductions from exercise of the Stock Acquisition Rights was ¥817 million for the six months ended September 30, 2011.

Securities Joint Ventures With Morgan Stanley	6 Months Ended
Sep. 30, 2011
Securities Joint Ventures [Abstract]
Securities Joint Venture With Morgan Stanley

18.    SECURITIES JOINT VENTURE WITH MORGAN STANLEY

On March 30, 2010, the MUFG Group and Morgan Stanley entered into a securities joint venture agreement to integrate their securities business. The purpose of the joint venture is to collaborate in providing capital markets services to investment banking clients of the MUFG Group and Morgan Stanley and in offering a wide range of products and services, including Morgan Stanley's global products and services, to the MUFG Group's retail and middle market customers in Japan as well as to investment banking clients of both parties. The two joint venture companies will continue to offer products and services in sales and trading and research areas separately.

In relation to the integration of the securities companies in Japan, the former Mitsubishi UFJ Securities Co., Ltd. ("MUS") was restructured into an intermediate holding company, MUSHD, and a securities business subsidiary, MUS. On May 1, 2010, MUS changed its name to MUMSS and the MUFG Group's ownership interest in MUMSS also changed from 100% to 60%, with Morgan Stanley holding the remaining 40% voting and economic interest. Since the MUFG Group has retained control of MUMSS, the change in the MUFG Group's ownership interest has been accounted for as an equity transaction and the MUFG Group has recorded ¥127 billion and ¥21 billion of noncontrolling interests and capital surplus, respectively. MUMSS continues the existing Japan based retail, middle markets, capital markets and sales and trading businesses of the former MUS while integrating the investment banking team of the former Morgan Stanley Japan Securities Co., Ltd. ("MSJS").

Also, on May 1, 2010, MSJS was renamed to Morgan Stanley MUFG Securities Co., Ltd. ("MSMS"). MSMS continues to provide the existing sales and trading and capital markets operations of the former MSJS. The MUFG Group holds a 49% voting interest and a 60% economic interest in MSMS while Morgan Stanley holds the remaining 51% voting interest and 40% economic interest. The MUFG Group applies the equity method of accounting to MSMS due to its significant influence.

Per the shareholders' agreement between the MUFG Group and Morgan Stanley, to the extent that losses incurred by MUMSS result in a requirement to restore its capital, the MUFG Group is solely responsible for providing additional capital to a minimum level and Morgan Stanley is not obligated to contribute additional capital to MUMSS. On April 22, 2011, due to losses incurred by MUMSS in the fiscal year ended March 31, 2011, the MUFG Group contributed ¥30 billion of new capital to MUMSS by acquiring newly issued shares of MUMSS. The additional capital in MUMSS improves and strengthens its capital base and restores its capital adequacy level.

The new MUMSS shares have no voting rights and do not change the proportion of voting interests in MUMSS or change the right to participate in MUMSS earnings. In order to reflect the existing 60% economic interest in MUMSS after the MUFG Group's capital contribution, 40% of the new share issuance, or ¥12 billion, was recognized as an increase in noncontrolling interest and a reduction of capital surplus given that the rights to participate in the residual assets of MUMSS will be distributed to the MUFG Group and Morgan Stanley in proportion to their percentage ownership interests.

Subsequent Events	6 Months Ended
Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events

19.    SUBSEQUENT EVENTS

MUFG has evaluated subsequent events requiring recognition or disclosure in the condensed consolidated financial statements through the date of issuance of these condensed consolidated financial statements.

Approval of Dividends

On November 14, 2011, the Board of Directors of MUFG approved the payment of semi-annual interim cash dividends of ¥57.50 per share of Class 5 Preferred Stock, ¥2.65 per share of Class 11 Preferred Stock, totaling ¥8,970 million, and ¥6.00 per share of Common stock, totaling ¥84,926 million, that were paid on December 8, 2011 to the shareholders of record on September 30, 2011.

Tax Reform

On November 30, 2011, the Japanese Diet enacted two tax related laws: "Amendment to the 2011 Tax Reform" and "Special Measures to Secure the Financial Resources to Implement the Restoration from The Great East Japan Earthquake." The changes under the new laws include a limitation on the use of net operating loss carryforwards to 80% of taxable income, a two-year increase in the carryforward period of certain net operating loss carryforwards to a nine-year period, and an approximately 5% reduction in the effective statutory rate of corporate income tax from 40.6% to 35.6%. While the reduction in the effective statutory rate will be effective for the fiscal year beginning on or after April 1, 2012, a temporary surtax levied on corporate income taxes to fund the earthquake recovery efforts will cause the effective statutory rate of corporate income tax to be approximately 38.0% for the three year period between April 1, 2012 and March 31, 2015. The enactment of the new laws will affect the recoverability of deferred tax assets and the realization of deferred tax liabilities recorded in the balance sheet at March 31, 2012 as well as the MUFG Group's income tax expenses for the fiscal periods ending on and after March 31, 2012. Because it is difficult to determine the amounts of temporary differences or other tax attributes (e.g., tax credits or carryforwards) at an interim date, the MUFG Group is unable to estimate the impact of the tax law changes at this time.

Basis Of Semiannual Condensed Consolidated Financial Statements (Policy)	6 Months Ended
Sep. 30, 2011
Basis Of Semiannual Condensed Consolidated Financial Statements [Abstract]
Description Of Business

Description of Business

Mitsubishi UFJ Financial Group, Inc. ("MUFG") is a holding company for The Bank of Tokyo-Mitsubishi UFJ, Ltd. ("BTMU"), Mitsubishi UFJ Trust and Banking Corporation ("MUTB"), Mitsubishi UFJ Securities Holdings Co., Ltd. ("MUSHD"), Mitsubishi UFJ NICOS Co., Ltd. ("Mitsubishi UFJ NICOS"), and other subsidiaries. MUSHD is an intermediate holding company for Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. ("MUMSS"). See Note 18 for more information on the securities joint venture with Morgan Stanley. Through MUFG's subsidiaries and affiliated companies, MUFG engages in a broad range of financial operations, including commercial banking, investment banking, trust banking and asset management services, securities businesses, and credit card businesses, and it provides related services to individual and corporate customers. See Note 15 for more information by business segment.

Basis Of Financial Statements

Basis of Financial Statements

The accompanying semiannual condensed consolidated financial statements are stated in Japanese yen, the currency of the country in which MUFG is incorporated and principally operates. Such condensed consolidated financial statements include the accounts of MUFG, its subsidiaries and consolidated variable interest entities ("VIE"s) (together, the "MUFG Group") and reflect all adjustments (consisting of normal recurring adjustments) that, in the opinion of management, are necessary to conform with accounting principles generally accepted in the United States of America ("US GAAP"). The accompanying condensed consolidated financial statements should be read in conjunction with the consolidated financial statements for the fiscal year ended March 31, 2011. Certain information that would be included in annual financial statements but is not required for semiannual reporting purposes under US GAAP has been omitted or condensed.

Use Of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Change In Accounting Estimates

Change in Accounting Estimates

Prior to the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS, a consumer finance subsidiary of MUFG, had estimated the allowance for repayment of excess interest (see Note 13 for the details of this allowance) based primarily on historical reimbursement rates of excess interest. During the second half of the fiscal year ended March 31, 2011, Mitsubishi UFJ NICOS revised its estimate by updating management's future forecast to reflect new reimbursement claims information and other data following various legal and industry developments that occurred during the fiscal year.

The MUFG Group evaluates the remaining useful life of an intangible asset at each reporting period to determine whether events and circumstances warrant a revision to the remaining useful life. When the useful life of intangible assets not subject to amortization is no longer determined to be indefinite, such as when unanticipated competition enters a market, the intangible asset is amortized over the remaining period that it is expected to contribute to positive cash flows. At September 30, 2011, the MUFG Group reevaluated the useful lives of its intangible assets related to its customer relationships from fund contracts, which had been recorded as intangible assets not subject to amortization. Due to the global financial downturn, including the recent financial market disruption in Europe and the downgrade of the US treasury bonds' credit rating, the downward trend of customer assets under management, which was previously on an upward trend, is not expected to recover in the near future and therefore is no longer expected to support indefinite useful lives of the intangible assets associated with the customer relationships from fund contracts. As a result of the reevaluation, the MUFG Group reclassified its intangible assets related to the customer relationships of ¥42,224 million from intangible assets not subject to amortization to those subject to amortization. See Note 5 for the details of these intangible assets.

Accounting Changes

Accounting Changes

Amendment of Accounting for Consolidation of Variable Interest Entities—In June 2009, the FASB issued new guidance which amends the accounting for consolidation of VIEs. This guidance changes the previous guidance by modifying the characteristics for assessing a primary beneficiary to include entities that have the power to direct the activities of the VIE which significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits that could potentially be significant to the entity. The primary beneficiary determination must be reassessed on an ongoing basis. In addition, this guidance amends the identification of VIEs by eliminating the scope exception for qualified special purpose entities and adding an additional reconsideration event for determining whether an entity is a VIE. This guidance was effective from April 1, 2010 for the MUFG Group.

In February 2010, the FASB issued further guidance which defers the requirements of the consolidation guidance for determining the primary beneficiary of VIEs for certain investment funds including mutual funds, private equity funds, hedge funds, venture capital funds, mortgage real estate investment funds, and certain real estate investment funds.

The MUFG Group has elected to apply the above new guidance prospectively. Accordingly, financial statements for prior periods have not been restated. The net increase in the MUFG Group's consolidated assets, liabilities and shareholders' equity attributable to noncontrolling interests was ¥237,008 million, ¥214,887 million and ¥19,551 million, respectively, as of April 1, 2010. The cumulative effect on retained earnings was an increase of ¥1,408 million upon adoption. See Note 14 for further disclosures required by the new guidance.

Disclosure about Fair Value Measurements—In January 2010, the FASB issued new guidance which requires a new disclosure and clarifies existing disclosure requirements on fair value measurements. The guidance requires additional disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements and activity in Level 3 fair value measurement. This guidance also clarifies existing disclosure requirements regarding the level of disaggregation and valuation inputs and techniques. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure of the Level 3 activity of purchases, sales, issuances, and settlements on a gross basis, which is effective for interim and annual reporting periods beginning after December 15, 2010 with early application permitted. The MUFG Group adopted this guidance on April 1, 2010, except for the disclosure in regard to the Level 3 activity. For the disclosure in regard to the Level 3 activity, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about fair value measurements, but did not affect its financial position and results of operations. See Note 16 for details of disclosures required by this guidance.

Amendments to Accounting Scope of Embedded Credit Derivatives—In March 2010, the FASB issued new guidance which clarifies the scope exception related to embedded credit derivatives. This guidance addresses how to determine which embedded credit derivative features, including those in collateralized debt obligations ("CDOs") and synthetic CDOs, are considered to be embedded derivatives that are exempt from potential bifurcation and separate accounting requirement. This guidance is effective for the first interim reporting period beginning after June 15, 2010 with early application permitted at the beginning of the first interim reporting period beginning after the issuance of this new guidance. In initially adopting this new guidance, an entity may elect the fair value option for any investment in a beneficial interest in a securitized financial asset. The election of the fair value option is irrevocable and should be determined on an instrument-by-instrument basis at the beginning of the reporting period of initial adoption. The MUFG Group adopted this guidance on April 1, 2011, and recorded a ¥135 million increase to retained earnings as a cumulative effect adjustment.

Disclosures about the Credit Quality of Financing Receivables and the Allowance for Credit Losses—In July 2010, the FASB issued new guidance which requires additional disclosures and amends existing disclosure requirements on allowances for credit losses and the credit quality of financial receivables. The guidance requires additional disclosures on credit quality indicators of financing receivables, aging of past due financing receivables, nature and extent of troubled debt restructurings ("TDR"s) and modifications, and significant purchases and sales of financing receivables on a disaggregated basis. The existing guidance is amended to require disclosure of financing receivables on a more disaggregated basis. This guidance is effective for interim and annual reporting periods ending on or after December 15, 2010. Specific items regarding activity that occurs during a reporting period, such as the allowance roll-forward disclosures, is effective for interim and annual reporting periods beginning on or after December 15, 2010. The MUFG Group adopted this guidance on March 31, 2011, except for the disclosures about items regarding activity that occurs during a reporting period. For the disclosures about items regarding activity that occurs during a reporting period, the MUFG Group adopted this guidance on April 1, 2011. This guidance affected the MUFG Group's disclosures about the credit quality of financing receivables and allowances for credit losses, but did not affect its financial position and results of operations. See Note 4 for details of disclosures required by this guidance.

In January 2011, the FASB decided to defer the effective date for disclosures about TDRs by creditors until the FASB finalizes its project on determining what constitutes a TDR for a creditor. The MUFG Group adopted this guidance immediately upon issuance, which had no impact on its financial position and results of operations.

In April 2011, the FASB issued further guidance which finalizes its project on determining what constitutes a TDR for a creditor. Under this guidance, the deferred date for disclosures about TDRs by creditors is effective for the first interim and annual periods beginning on or after June 15, 2011. See Recently Issued Accounting Pronouncement—Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring for details.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Amendment to Accounting for A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring—In April 2011, the FASB issued new guidance on a creditor's evaluation of whether a modification or restructuring of a receivable is a TDR. This clarifies the guidance on a creditor's evaluation of whether the creditor has granted a concession and whether the debtor is experiencing financial difficulties. This guidance also clarifies that a creditor is precluded from using the borrower's effective rate test when assessing whether a concession has been granted to the borrower. This guidance is effective for the first interim or annual reporting period beginning on or after June 15, 2011. An entity is required to apply this guidance retrospectively for all modifications and restructuring activities that have occurred from the beginning of the annual period of adoption. For receivables that are newly considered impaired under the guidance on accounting by creditors for impairment of a loan, an entity should measure the impairment of those receivables prospectively in the first period of adoption and disclose the total amount of receivables and the related allowance for credit losses as of the end of the period of adoption. Early adoption is permitted. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and IFRSs—In May 2011, the FASB issued new guidance, which amends certain accounting and disclosure requirements related to fair value measurements, that result in common fair value measurement and disclosure requirements between US GAAP and IFRSs. Some of the amendments clarify the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements. This guidance is effective during interim and annual period beginning after December 15, 2011. The MUFG Group has not completed the study of what effect this guidance will have on its financial position and results of operations.

Amendments to the Presentation of Comprehensive Income—In June 2011, the FASB issued new guidance which amends presentation and disclosure requirements of other comprehensive income. This guidance eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity and requires that all nonowner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. This guidance is effective retrospectively for fiscal years, and interim periods within those years, beginning after December 15, 2011. Early adoption of this guidance is permitted.

In December 2011, the FASB issued further guidance which indefinitely defers the specific requirement to present items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. This does not defer the effective date of the other disclosure requirements within the new guidance.

The new guidance will only affect the presentation of other comprehensive income, and will not affect the MUFG Group's financial position and results of operations.

Amendments to Testing Goodwill for Impairment—In September 2011, the FASB issued new guidance which simplifies goodwill impairment testing. This guidance permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test which includes calculating the fair value of the reporting unit. This guidance is effective for goodwill impairment tests performed in interim and annual periods for fiscal years beginning after December 15, 2011. Early adoption of this guidance is permitted. The MUFG Group does not expect that the adoption of this guidance will have a material impact on its financial position and results of operations.

Amendments to Disclosures about an Employer's Participation in a Multiemployer Plan—In September 2011, the FASB issued new guidance intended to create greater transparency in financial reporting by requiring additional disclosures about an employer's participation in a multiemployer pension plan. This guidance requires companies to provide additional quantitative and qualitative disclosures about the significant multiemployer plans in which they participate. This guidance is effective for annual periods for fiscal years ending after December 15, 2011. Early adoption of this guidance is permitted. This new guidance will only affect the MUFG Group's disclosures of its significant multiemployer plans, and will not affect the MUFG Group's financial position and results of operations.

Scope Clarification of Accounting for Derecognition of in Substance Real Estate—In December 2011, the FASB issued new guidance, which resolves the diversity in practice about whether the guidance of real estate sales in property, plant, and equipment applies to a parent that ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt. Under the amendments in this guidance, when a parent ceases to have a controlling financial interest in a subsidiary that is in substance real estate as a result of default on the subsidiary's nonrecourse debt, the reporting entity should apply the guidance of real estate sales in property, plant, and equipment to determine whether it should derecognize the in substance real estate. For public entities, the amendments in this guidance are effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2012. Early adoption is permitted. The MUFG Group does not expect that the adoption of the guidance will have a material impact on its financial position and results of operations.

Disclosures about Offsetting Assets and Liabilities—In December 2011, the FASB issued new guidance which facilitates comparison between those entities that prepare their financial statements on the basis of US GAAP and those entities that prepare their financial statements on the basis of IFRS. This guidance requires that entities disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements, reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. This guidance is effective for annual periods for fiscal years beginning on or after January 1, 2013 and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. This new guidance will only affect the MUFG Group's disclosures about offsetting assets and liabilities, and will not affect the MUFG Group's financial position and results of operations.

Investment In Morgan Stanley (Tables)	6 Months Ended
Sep. 30, 2011
Investment In Morgan Stanley [Abstract]
Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley

	March 31, 2011
	As previously reported	As adjusted
	(in millions)
Investment securities—Securities available for sale	¥54,435,634	¥54,329,881
Other assets	5,226,412	5,321,120
Other liabilities	4,844,901	4,841,981
Retained earnings—Unappropriated retained earnings	254,411	254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(620,844)	(628,661)
	Six months ended September 30, 2010
	As previously reported	As adjusted
	(in millions, except per share data)
Interest income—Investment securities	¥248,745	¥248,331
Equity in losses of equity method investees	(21,223)	(44,661)
Other non-interest income	72,389	81,640
Income tax expense	375,936	369,996
Net income attributable to Mitsubishi UFJ Financial Group	591,531	582,870
Basic earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	41.01	40.39
Diluted earnings per common share—net income available to common shareholders of Mitsubishi UFJ Financial Group	40.92	40.31

Investment Securities (Tables)	6 Months Ended
Sep. 30, 2011
Investment Securities [Abstract]
Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities

At March 31, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥44,756,826	¥75,017	¥112,221		¥44,719,622
Japanese prefectural and municipal bonds	193,712	6,578	9		200,281
Foreign governments and official institutions bonds	973,175	16,472	856		988,791
Corporate bonds	3,058,698	84,262	3,418		3,139,542
Residential mortgage-backed securities	1,140,271	11,593	13,293		1,138,571
Commercial mortgage-backed securities	31,485	181	1,276		30,390
Asset-backed securities	452,280	665	555		452,390
Other debt securities	960	—	—		960
Marketable equity securities	2,642,287	1,073,797	56,750		3,659,334

Total	¥53,249,694	¥1,268,565	¥188,378		¥54,329,881

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,026,443	¥7,987	¥—		¥1,034,430
Japanese prefectural and municipal bonds	22,667	178	—		22,845
Foreign governments and official institutions bonds	893,316	6,758	2,451		897,623
Corporate bonds	138,810	1,165	46		139,929
Asset-backed securities	935,876	32,144	3,930	(1)	964,090
Other debt securities	77	4	—		81

Total	¥3,017,189	¥48,236	¥6,427		¥3,058,998

Note:	(1)	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.

At September 30, 2011:	Amortized cost	Gross unrealized gains	Gross unrealized losses		Estimated fair value
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥47,368,150	¥143,024	¥13,004		¥47,498,170
Japanese prefectural and municipal bonds	195,374	8,024	5		203,393
Foreign governments and official institutions bonds	873,306	16,617	966		888,957
Corporate bonds	2,821,943	83,456	3,106		2,902,293
Residential mortgage-backed securities	1,006,996	11,334	8,296		1,010,034
Commercial mortgage-backed securities	67,298	636	1,417		66,517
Asset-backed securities	458,356	414	—		458,770
Other debt securities	921	1	—		922
Marketable equity securities	2,439,060	819,586	30,377		3,228,269

Total	¥55,231,404	¥1,083,092	¥57,171		¥56,257,325

Securities being held to maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥665,748	¥6,085	¥—		¥671,833
Japanese prefectural and municipal bonds	14,597	81	—		14,678
Foreign governments and official institutions bonds	777,439	5,920	2,215		781,144
Corporate bonds	131,683	817	64		132,436
Asset-backed securities	1,002,125	46,181	3,132	(1)	1,045,174
Other debt securities	75	3	—		78

Total	¥2,591,667	¥59,087	¥5,411		¥2,645,343

Note:	(1)	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.

Contractual Maturity

	Held to maturity		Available for sale
	Amortized cost	Estimated fair value	Estimated fair value
	(in millions)
Due in one year or less	¥543,376	¥546,354	¥17,002,080
Due from one year to five years	1,073,850	1,086,076	27,442,927
Due from five years to ten years	660,696	692,448	3,842,852
Due after ten years	313,745	320,465	4,741,197

Total	¥2,591,667	¥2,645,343	¥53,029,056

Schedule Of Investments, By Type And Length In Continuous Loss Position

	Less than 12 months		12 months or more		Total
At March 31, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥24,169,306	¥95,292	¥998,080	¥16,929	¥25,167,386	¥112,221	136
Japanese prefectural and municipal bonds	10,111	9	—	—	10,111	9	6
Foreign governments and official institutions bonds	96,431	855	524	1	96,955	856	43
Corporate bonds	309,067	2,051	148,667	1,367	457,734	3,418	3,155
Residential mortgage-backed securities	528,791	10,281	32,139	3,012	560,930	13,293	281
Commercial mortgage-backed securities	—	—	22,236	1,276	22,236	1,276	13
Asset-backed securities	16,708	56	35,961	499	52,669	555	23
Marketable equity securities	504,958	56,604	542	146	505,500	56,750	122

Total	¥25,635,372	¥165,148	¥1,238,149	¥23,230	¥26,873,521	¥188,378	3,779

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥191,109	¥1,255	¥47,145	¥1,196	¥238,254	¥2,451	23
Corporate bonds	7,120	46	—	—	7,120	46	4
Asset-backed securities	259,446	3,840	126,948	90	386,394	3,930	247

Total	¥457,675	¥5,141	¥174,093	¥1,286	¥631,768	¥6,427	274

	Less than 12 months		12 months or more		Total
At September 30, 2011:	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Estimated fair value	Unrealized losses	Number of securities
	(in millions)
Securities available for sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥20,826,253	¥5,802	¥797,962	¥7,202	¥21,624,215	¥13,004	66
Japanese prefectural and municipal bonds	9,995	5	—	—	9,995	5	1
Foreign governments and official institutions bonds	125,781	437	16,074	529	141,855	966	44
Corporate bonds	356,706	2,249	103,927	857	460,633	3,106	2,374
Residential mortgage-backed securities	377,186	5,501	27,615	2,795	404,801	8,296	223
Commercial mortgage-backed securities	22,674	252	21,719	1,165	44,393	1,417	39
Asset-backed securities	1,857	—	379	—	2,236	—	5
Marketable equity securities	239,878	30,127	509	250	240,387	30,377	172

Total	¥21,960,330	¥44,373	¥968,185	¥12,798	¥22,928,515	¥57,171	2,924

Securities being held to maturity:
Debt securities:
Foreign governments and official institutions bonds	¥13,418	¥72	¥80,349	¥2,143	¥93,767	¥2,215	7
Corporate bonds	1,337	64	—	—	1,337	64	2
Asset-backed securities	203,029	3,132	124,486	—	327,515	3,132	225

Total	¥217,784	¥3,268	¥204,835	¥2,143	¥422,619	¥5,411	234

Roll-Forward Of Credit Loss Component Recognized In Earnings

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period	¥36,591	¥35,458

Additions:
Initial credit impairments	8,828	4,502
Subsequent credit impairments	3,723	2,756

Reductions:
Securities sold or matured	(11,908)	(9,770)

Balance at end of period	¥37,234	¥32,946

Loans And Allowance For Credit Losses (Tables)	6 Months Ended
Sep. 30, 2011
Loans And Allowance For Credit Losses [Abstract]
Loans By Domicile And Type Of Industry Of Borrower Segment Classification

	March 31, 2011	September 30, 2011
	(in millions)
Domestic:
Manufacturing	¥11,248,033	¥11,541,792
Construction	1,280,899	1,211,955
Real estate	11,660,798	11,233,897
Services	3,417,689	3,180,294
Wholesale and retail	8,443,580	8,266,411
Banks and other financial institutions(1)	3,421,419	3,274,124
Communication and information services	1,249,272	1,242,428
Other industries	8,410,092	8,165,703
Consumer	18,420,864	17,939,937

Total domestic	67,552,646	66,056,541

Foreign:
Governments and official institutions	516,637	528,844
Banks and other financial institutions(1)	3,565,502	3,798,972
Commercial and industrial	13,116,390	13,619,545
Other	2,853,671	3,014,011

Total foreign	20,052,200	20,961,372

Unearned income, unamortized premiums—net and deferred loan fees—net	(102,871)	(100,965)

Total(2)	¥87,501,975	¥86,916,948

Notes:	(1)	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.
	(2)	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.

Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More

	March 31, 2011	September 30, 2011
	(in millions)
Nonaccrual loans	¥1,169,179	¥1,122,053
Restructured loans	839,550	945,503
Accruing loans contractually past due 90 days or more	55,748	63,569

Total	¥2,064,477	¥2,131,125

Nonaccrual Status Of Loans By Class

	March 31, 2011	September 30, 2011
	(in millions)
Commercial
Domestic	¥686,084	¥720,441
Manufacturing	137,275	152,186
Construction	48,338	42,234
Real estate	128,282	113,215
Services	74,234	77,421
Wholesale and retail	171,870	193,114
Banks and other financial institutions	7,238	7,942
Communication and information services	32,978	38,121
Other industries	36,163	42,932
Consumer	49,706	53,276
Foreign-excluding UNBC	102,869	60,184
Residential	129,777	128,062
Card	141,445	128,146
UNBC	78,623	58,492

Total(1)	¥1,138,798	¥1,095,325

Note:	(1)

At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.

Summary Of Impaired Loans Balance And Related Impairment Allowance By Class

	Recorded Loan Balance
At March 31, 2011:	Requiring an Impairment Allowance	Not Requiring an Impairment Allowance(1)	Total	Unpaid Principal Balance	Related Allowance
			(in millions)
Commercial
Domestic	¥943,041	¥265,039	¥1,208,080	¥1,282,887	¥521,797
Manufacturing	257,443	45,046	302,489	311,359	139,522
Construction	51,092	22,244	73,336	78,027	31,626
Real estate	118,840	64,139	182,979	207,373	56,099
Services	136,659	36,066	172,725	186,939	68,946
Wholesale and retail	235,655	49,312	284,967	295,069	144,049
Banks and other financial institutions	3,592	6,266	9,858	11,993	1,658
Communication and information services	45,353	12,572	57,925	59,482	26,416
Other industries	43,028	8,246	51,274	51,981	30,931
Consumer	51,379	21,148	72,527	80,664	22,550
Foreign-excluding UNBC	132,442	1,157	133,599	134,294	66,066
Loans acquired with deteriorated credit quality	37,125	147	37,272	60,799	11,826
Residential	277,704	29,527	307,231	393,742	87,450
Card	149,953	1,766	151,719	173,568	46,963
UNBC	51,530	3,667	55,197	68,452	9,793

Total(2)	¥1,591,795	¥301,303	¥1,893,098	¥2,113,742	¥743,895

Notes:	(1)	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.
	(2)	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.

Credit Quality Indicators Of Loans By Class

At September 30, 2011:	Normal	Close Watch	Likely to become Bankrupt or Legally/Virtually Bankrupt	Total(1)
	(in millions)
Commercial
Domestic	¥44,521,871	¥4,121,114	¥720,797	¥49,363,782
Manufacturing	10,392,185	984,561	152,186	11,528,932
Construction	948,850	219,897	42,197	1,210,944
Real estate	9,483,720	984,103	113,351	10,581,174
Services	2,671,049	413,556	77,421	3,162,026
Wholesale and retail	7,224,137	815,547	193,115	8,232,799
Banks and other financial institutions	2,977,563	283,555	7,942	3,269,060
Communication and information services	1,087,170	116,517	38,121	1,241,808
Other industries	7,940,645	174,176	42,932	8,157,753
Consumer	1,796,552	129,202	53,532	1,979,286
Foreign-excluding UNBC	15,982,209	884,337	60,247	16,926,793
Loans acquired with deteriorated credit quality	37,390	60,907	20,235	118,532

Total	¥60,541,470	¥5,066,358	¥801,279	¥66,409,107

At September 30, 2011:	Accrual	Nonaccrual	Total(1)
	(in millions)
Residential	¥15,628,225	¥131,821	¥15,760,046
Card	¥676,840	¥130,490	¥807,330

	Risk Ratings Based on the Number of Delinquencies		Risk Ratings Based on Internal Credit Ratings
At September 30, 2011:	Accrual	Nonaccrual	Pass	Criticized	Total(1)(2)
	(in millions)
UNBC	¥1,778,886	¥21,393	¥1,828,212	¥205,700	¥3,834,191

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.

Age Analysis Of Past Due Loans By Class

At March 31, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥55,100	¥98,225	¥153,325	¥50,244,567	¥50,397,892	¥8,640
Manufacturing	10,355	9,485	19,840	11,215,565	11,235,405	30
Construction	6,346	4,456	10,802	1,269,083	1,279,885	42
Real estate	6,365	37,688	44,053	10,901,347	10,945,400	3,182
Services	6,505	10,317	16,822	3,382,088	3,398,910	457
Wholesale and retail	11,774	11,921	23,695	8,388,860	8,412,555	116
Banks and other financial institutions	24	6,213	6,237	3,410,286	3,416,523	6
Communication and information services	5,814	5,047	10,861	1,237,098	1,247,959	15
Other industries	1,487	4,496	5,983	8,396,930	8,402,913	4
Consumer	6,430	8,602	15,032	2,043,310	2,058,342	4,788
Foreign-excluding UNBC	1,068	74,054	75,122	15,962,733	16,037,855	—
Residential	93,200	55,485	148,685	15,978,909	16,127,594	46,265
Card	34,107	79,196	113,303	742,264	855,567	—
UNBC	24,610	27,951	52,561	3,786,856	3,839,417	163

Total	¥208,085	¥334,911	¥542,996	¥86,715,329	¥87,258,325	¥55,068

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

At September 30, 2011:	1-3 months Past Due	Greater Than 3 months	Total Past Due	Current	Total Loans(1)(2)	Recorded Investment> 90 Days and Accruing
	(in millions)
Commercial
Domestic	¥49,460	¥89,165	¥138,625	¥49,225,157	¥49,363,782	¥9,737
Manufacturing	3,397	12,129	15,526	11,513,406	11,528,932	92
Construction	2,044	3,577	5,621	1,205,323	1,210,944	240
Real estate	7,941	25,197	33,138	10,548,036	10,581,174	3,243
Services	5,274	7,982	13,256	3,148,770	3,162,026	240
Wholesale and retail	11,309	12,000	23,309	8,209,490	8,232,799	466
Banks and other financial institutions	1	57	58	3,269,002	3,269,060	2
Communication and information services	10,961	4,910	15,871	1,225,937	1,241,808	19
Other industries	909	12,500	13,409	8,144,344	8,157,753	13
Consumer	7,624	10,813	18,437	1,960,849	1,979,286	5,422
Foreign-excluding UNBC	1,802	11,763	13,565	16,913,228	16,926,793	—
Residential	94,966	59,099	154,065	15,584,491	15,738,556	52,932
Card	28,983	60,479	89,462	702,440	791,902	—
UNBC	23,250	23,170	46,420	3,843,459	3,889,879	135

Total	¥198,461	¥243,676	¥442,137	¥86,268,775	¥86,710,912	¥62,804

Notes:	(1)	Total loans in the above table do not include loans held for sale and loans acquired with deteriorated credit quality.
	(2)	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

Changes In The Allowance For Credit Losses By Portfolio Segment And Recorded Investment In Loans By Portfolio Segment

Six months ended September 30, 2010
(in millions)
Balance at beginning of period	¥1,315,615
Provision for credit losses	186,314
Charge-offs	(215,169)
Less—Recoveries	22,250

Net charge-offs	(192,919)
Others(1)	(14,739)

Balance at end of period	¥1,294,271

Note:	(1)	Others principally include gains from foreign exchange translation.

Allowance for credit losses and recorded investment in loans by portfolio segment at March 31, 2011 are shown below:

At March 31, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at end of fiscal year:
Individually evaluated for impairment	¥587,863	¥86,514	¥46,963	¥9,793	¥731,133
Collectively evaluated for impairment	277,130	76,734	35,265	85,209	474,338
Loans acquired with deteriorated credit quality	30,618	1,967	379	2,021	34,985

Allowance for credit losses total	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456

Loans:
Balance at end of fiscal year:
Individually evaluated for impairment	¥1,341,679	¥300,756	¥150,716	¥55,197	¥1,848,348
Collectively evaluated for impairment	65,094,068	15,826,839	704,851	3,793,669	85,419,427
Loans acquired with deteriorated credit quality	119,464	22,420	16,476	113,549	271,909

Total loans(1)	¥66,555,211	¥16,150,015	¥872,043	¥3,962,415	¥87,539,684

Note:	(1)	Total loans in the above table do not include loans held for sale.

Changes in the allowance for credit losses by portfolio segment for the six months ended September 30, 2011 and recorded investment in loans by portfolio segment at September 30, 2011 are shown below:

Six months ended September 30, 2011:	Commercial	Residential	Card	UNBC	Total
	(in millions)
Allowance for credit losses:
Balance at beginning of period:	¥895,611	¥165,215	¥82,607	¥97,023	¥1,240,456
Provision for credit losses	69,300	16,404	19,695	(16,057)	89,342
Charge-offs	(65,294)	(12,322)	(23,926)	(16,056)	(117,598)
Recoveries	19,061	113	889	2,616	22,679
Others(2)	(5,909)	—	—	(813)	(6,722)

Balance at end of period:
Individually evaluated for impairment	¥630,901	¥90,196	¥50,720	¥3,620	¥775,437
Collectively evaluated for impairment	245,624	76,382	28,205	61,801	412,012
Loans acquired with deteriorated credit quality	36,244	2,832	340	1,292	40,708

Allowance for credit losses total	¥912,769	¥169,410	¥79,265	¥66,713	¥1,228,157

Loans:
Balance at end of period:
Individually evaluated for impairment	¥1,405,263	¥315,472	¥151,699	¥38,547	¥1,910,981
Collectively evaluated for impairment	64,885,312	15,423,084	640,203	3,857,145	84,805,744
Loans acquired with deteriorated credit quality	118,532	21,490	15,428	95,019	250,469

Total loans(1)	¥66,409,107	¥15,760,046	¥807,330	¥3,990,711	¥86,967,194

Notes:	(1)	Total loans in the above table do not include loans held for sale.
	(2)	Others principally include gains from foreign exchange translation.

Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity

	March 31, 2011	September 30, 2011
	(in millions)
Principal amounts of commercial loans in trusts	¥25,638	¥25,195

Senior beneficial interests retained by the MUFG Group	¥22,854	¥22,433
Subordinated beneficial interests sold to investors	2,784	2,762

Total beneficial interests	¥25,638	¥25,195

Key Economic Assumptions Used In Measuring The Fair Value Of The Senior Beneficial Interests

	March 31, 2011	September 30, 2011
One month forward rate	(0.22) – 0.79%	(0.25) – 0.78%
Credit spread	2.80 – 7.20%	2.64 – 6.81%

Sensitivities Of The Fair Value To An Immediate Adverse Change

	March 31, 2011	September 30, 2011
One month forward rate:
Impact of 10bp adverse change	99.85 – 99.92%	99.82 – 99.97%
Impact of 20bp adverse change	99.70 – 99.84%	99.64 – 99.94%

Credit spread:
Impact of 10% adverse change	99.02 – 99.79%	98.86 – 99.93%
Impact of 20% adverse change	98.04 – 99.57%	97.72 – 99.85%

Cash Flows Between The MUFG Group And The Special Purpose Entity

	Six months ended September 30,
	2010	2011
	(in millions)
Cash flows from collections received on senior beneficial interests	¥9,730	¥422
Cash flows from dividends on senior beneficial interests	127	63
Servicing fees collected	2	1

Goodwill And Other Intangible Assets (Tables)	6 Months Ended
Sep. 30, 2011
Goodwill And Other Intangible Assets [Abstract]
Schedule Of Changes In The Carrying Amount Of Goodwill

	Six months ended September 30,
	2010	2011
	(in millions)
Balance at beginning of period
Goodwill	¥2,122,054	¥2,103,948
Accumulated impairment losses	(1,740,556)	(1,740,556)

	381,498	363,392

Goodwill acquired during the six months	8,068	—
Foreign currency translation adjustments and other	(8,801)	(2,620)

Balance at end of period
Goodwill	2,121,321	2,101,328
Accumulated impairment losses	(1,740,556)	(1,740,556)

	¥380,765	¥360,772

Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets

	March 31, 2011	September 30, 2011
	(in millions)
Intangible assets subject to amortization:
Software	¥534,462	¥526,007
Core deposit intangibles	255,208	233,604
Customer relationships	94,235	112,160
Trade names	41,370	40,250
Other	1,525	1,386

Total	926,800	913,407
Intangible assets not subject to amortization:
Indefinite-lived customer relationships	42,224	—
Indefinite-lived trade names	4,459	4,459
Other	18,038	9,730

Total	64,721	14,189

Total	¥991,521	¥927,596

Pledged Assets (Tables)	6 Months Ended
Sep. 30, 2011
Pledged Assets [Abstract]
Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens

September 30, 2011
(in millions)
Trading account securities	¥12,465,402
Investment securities	6,695,421
Loans	6,719,371
Other	57,663

Total	¥25,937,857

Schedule Of Pledged Assets Classified By Type Of Liabilities

September 30, 2011
(in millions)
Deposits	¥226,226
Call money and funds purchased	535,145
Payables under repurchase agreements and securities lending transactions	14,631,886
Other short-term borrowings and long-term debt	10,500,933
Other	43,667

Total	¥25,937,857

Severance Indemnities And Pension Plans (Tables)	6 Months Ended
Sep. 30, 2011
Severance Indemnities And Pension Plans [Abstract]
Components Of Net Periodic Costs Of Pension Benefits

	Six months ended September 30,
	Domestic subsidiaries		Foreign offices and subsidiaries
	2010	2011	2010		2011
	Pension benefits and SIP	Pension benefits and SIP	Pension benefits	Other benefits	Pension benefits	Other benefits
	(in millions)
Service cost—benefits earned during the period	¥19,337	¥20,002	¥3,181	¥471	¥3,036	¥536
Interest costs on projected benefit obligation	16,947	16,073	5,642	684	5,458	618
Expected return on plan assets	(28,427)	(28,002)	(7,869)	(565)	(7,315)	(566)
Amortization of net actuarial loss	7,019	14,018	1,864	259	1,922	250
Amortization of prior service cost	(5,230)	(5,270)	17	(32)	15	(29)
Amortization of net obligation at transition	—	—	—	60	—	54
Loss on settlement and curtailment	2,269	3,151	—	—	—	—

Net periodic benefit cost	¥11,915	¥19,972	¥2,835	¥877	¥3,116	¥863

Schedule Of Contributions To The Plan Assets

	Domestic subsidiaries	Foreign offices and subsidiaries
	Pension benefits and SIP	Pension benefits	Other benefits
	(in billions)
For the six months ended September 30, 2011	¥21.4	¥1.4	¥0.6
For the remainder of the fiscal year ending March 31, 2012	¥23.2	¥1.2	¥0.6

Preferred Stock (Tables)	6 Months Ended
Sep. 30, 2011
Preferred Stock [Abstract]
Schedule Of Preferred Stock Authorized, Issued And Outstanding

	March 31, 2011			September 30, 2011
	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference	Number of shares– authorized	Number of shares– outstanding	Aggregate amount of liquidation preference
	(in millions, except number of shares)
Preferred stock
Class 3	120,000,000	—	¥—	120,000,000	—	¥—
Class 5	400,000,000	156,000,000	390,000	400,000,000	156,000,000	390,000
Class 6	200,000,000	—	—	200,000,000	—	—
Class 7	200,000,000	—	—	200,000,000	—	—
Class 11	1,000	1,000	1	1,000	1,000	1

			¥390,001			¥390,001

Noncontrolling Interests (Tables)	6 Months Ended
Sep. 30, 2011
Noncontrolling Interests [Abstract]
Changes In MUFG's Ownership Interests In Subsidiaries

	Six months ended September 30,
	2010	2011
	(in millions)
Net income attributable to Mitsubishi UFJ Financial Group	¥582,870	¥190,964
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders:
Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)	20,550	—
Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	—	(12,000)
Other	39	(165)

Net transfers from (to) the noncontrolling interest shareholders	20,589	(12,165)

Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥603,459	¥178,799

Derivative Financial Instruments (Tables)	6 Months Ended
Sep. 30, 2011
Derivative Financial Instruments [Abstract]
Summary Of The Notional Amount Of Derivative Contracts

	Notional amounts(1)
	March 31, 2011	September 30, 2011
	(in trillions)
Interest rate contracts	¥967.6	¥966.9
Foreign exchange contracts	121.6	123.8
Equity contracts	2.1	3.0
Commodity contracts	2.0	1.9
Credit derivatives	7.1	6.7
Others	1.2	1.2

Total	¥1,101.6	¥1,103.5

Note:	(1)	Includes both written and purchased position.

Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheet

	Fair value of derivative instruments(1)(5)
At March 31, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥7,420	¥2	¥7,422
Foreign exchange contracts	2,315	—	2,315
Equity contracts	82	—	82
Commodity contracts	171	—	171
Credit derivatives	45	—	45

Total derivative assets	¥10,033	¥2	¥10,035

Derivative liabilities:
Interest rate contracts	¥7,330	¥—	¥7,330
Foreign exchange contracts	2,279	—	2,279
Equity contracts	85	—	85
Commodity contracts	137	—	137
Credit derivatives	47	—	47
Others(6)	(117)	—	(117)

Total derivative liabilities	¥9,761	¥—	¥9,761

	Fair value of derivative instruments(1)(5)
At September 30, 2011:	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥8,683	¥—	¥8,683
Foreign exchange contracts	2,884	—	2,884
Equity contracts	64	—	64
Commodity contracts	160	—	160
Credit derivatives	67	—	67
Others	1	—	1

Total derivative assets	¥11,859	¥—	¥11,859

Derivative liabilities:
Interest rate contracts	¥8,643	¥—	¥8,643
Foreign exchange contracts	2,474	—	2,474
Equity contracts	93	—	93
Commodity contracts	127	—	127
Credit derivatives	60	—	60
Others(6)	(110)	—	(110)

Total derivative liabilities	¥11,287	¥—	¥11,287

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
(6)	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2010:	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥113	¥113
Foreign exchange contracts	159	—	159
Equity contracts	—	102	102
Commodity contracts	—	(1)	(1)
Credit derivatives	—	(7)	(7)
Others	—	(14)	(14)

Total	¥159	¥193	¥352

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Six months ended September 30, 2011:	Foreign exchange gains—net	Trading account profits (losses)—net	Total
	(in billions)
Interest rate contracts	¥—	¥90	¥90
Foreign exchange contracts	46	—	46
Equity contracts	—	46	46
Commodity contracts	—	13	13
Credit derivatives	—	8	8
Others	—	(12)	(12)

Total	¥46	¥145	¥191

Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2010:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥3		¥—

Total	¥(1)		¥3		¥—

	Gains and losses for derivatives designated as cash flow hedges
Six months ended September 30, 2011:	The amount of gains (losses) recognized in Accumulated other changes in equity from nonowner sources on derivative instruments (Effective portion)	Gains (Losses) reclassified from Accumulated other changes in equity from nonowner sources into income (Effective portion)		Gains (Losses) recognized in income on derivative instruments (Ineffective portion and amount excluded from effectiveness testing)
		Classification	Amount	Classification	Amount
	(in billions)
Interest rate contracts	¥(1)	Interest income	¥—		¥—

Total	¥(1)		¥—		¥—

Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At March 31, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥611,719	¥1,876,565	¥73,711	¥2,561,995	¥(10,589)
Non-investment grade	108,045	179,289	249	287,583	(1,611)
Not rated	9,872	13,505	—	23,377	(60)

Total	729,636	2,069,359	73,960	2,872,955	(12,260)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	93,121	47,755	86,016	226,892	(661)
Non-investment grade	3,520	36,908	—	40,428	15
Not rated	—	8,847	—	8,847	(184)

Total	96,641	93,510	86,016	276,167	(830)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	30,669	367,549	2,000	400,218	(7,247)
Non-investment grade	—	30,155	—	30,155	(383)
Not rated	—	6,939	—	6,939	240

Total	30,669	404,643	2,000	437,312	(7,390)

Total index and basket credit default swaps sold	127,310	498,153	88,016	713,479	(8,220)

Total credit default swaps sold	¥856,946	¥2,567,512	¥161,976	¥3,586,434	¥(20,480)

Credit-linked notes(3)	¥—	¥33,217	¥174,436	¥207,653	¥(117,870)

	Protection sold
	Maximum potential/Notional amount by expiration period				Estimated fair value
At September 30, 2011:	Less than 1 year	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥540,123	¥1,739,886	¥117,662	¥2,397,671	¥9,067
Non-investment grade	111,764	170,492	3,586	285,842	6,404
Not rated	9,072	17,334	—	26,406	12

Total	660,959	1,927,712	121,248	2,709,919	15,483

Index and basket credit default swaps held by BTMU:
Investment grade(2)	50,812	30,980	110,476	192,268	4,350
Non-investment grade	27,666	30,248	—	57,914	406
Not rated	—	7,726	—	7,726	(39)

Total	78,478	68,954	110,476	257,908	4,717
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	39,176	316,978	12,000	368,154	(453)
Non-investment grade	20,235	11,402	—	31,637	(20)
Not rated	1,173	9,735	—	10,908	225

Total	60,584	338,115	12,000	410,699	(248)

Total index and basket credit default swaps sold	139,062	407,069	122,476	668,607	4,469

Total credit default swaps sold	¥800,021	¥2,334,781	¥243,724	¥3,378,526	¥19,952

Credit-linked notes(3)	¥—	¥94,493	¥89,075	¥183,568	¥(97,874)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
	(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
	(3)	Fair value amounts shown represent the fair value of the hybrid instruments.

Previously Reported Amounts And Adjusted Amounts In Relation To Credit Risk, Liquidity Risk And Credit-Risk-Related Contingent Features

	March 31, 2011
	As previously reported	As restated
	(in trillions)
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥3.5	¥3.8

	(in billions)
Posted collateral	¥329	¥346
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	204	218

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Tables)	6 Months Ended
Sep. 30, 2011
Obligations Under Guarantees And Other Off-Balance Sheet Instruments [Abstract]
Contractual Or Notional Amounts Of Guarantees

	March 31, 2011	September 30, 2011
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,334
Performance guarantees	2,213	1,961
Derivative instruments(1)	152,663	141,253
Liabilities of trust accounts	4,931	4,437
Other	130	122

Total	¥163,529	¥151,107

Note:	(1)	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings

At March 31, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,592	¥3,356	¥215	¥13	¥8
Performance guarantees	2,213	2,147	49	2	15

Total	¥5,805	¥5,503	¥264	¥15	¥23

At September 30, 2011:	Maximum potential/ Contractual or Notional amount	Amount by borrower grade
		Normal	Close watch(1)	Likely to become Bankrupt or Legally/ Virtually Bankrupt(2)	Not rated
	(in billions)
Standby letters of credit and financial guarantees	¥3,334	¥3,101	¥211	¥14	¥8
Performance guarantees	1,961	1,902	47	1	11

Total	¥5,295	¥5,003	¥258	¥15	¥19

Notes:	(1)	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
	(2)	Borrowers classified as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments

	March 31, 2011	September 30, 2011
	(in billions)
Commitments to extend credit	¥62,141	¥63,362
Commercial letters of credit	641	682
Commitments to make investments	113	101
Other	16	7

Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2011
Variable Interest Entities [Abstract]
Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At March 31, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,080,030	¥33,432	¥38,418	¥569	¥391,751	¥4,603,010	¥12,850
Investment funds	1,342,526	9,872	20,102	1,113,959	15,637	654	182,302
Special purpose entities created for structured financing	171,509	273	1,524	14,200	2,025	146,287	7,200
Repackaged instruments	46,014	—	—	29,360	—	16,654	—
Securitization of the MUFG Group's assets	2,456,025	—	209	—	—	2,359,936	95,880
Trust arrangements	1,030,902	—	4,778	33	83,609	938,213	4,269
Others	147,657	307	27,058	—	73	85,273	34,946

Total	¥10,274,663	¥43,884	¥92,089	¥1,158,121	¥493,095	¥8,150,027	¥337,447

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥5,085,180	¥—	¥4,434,957	¥227,120	¥423,103
Investment funds	69,270	—	1,187	17,898	50,185
Special purpose entities created for structured financing	156,387	—	17,077	138,577	733
Repackaged instruments	46,082	—	—	45,680	402
Securitization of the MUFG Group's assets	2,458,876	—	27,400	2,429,956	1,520
Trust arrangements	1,030,686	1,017,160	—	—	13,526
Others	147,008	—	88,683	31,932	26,393

Total	¥8,993,489	¥1,017,160	¥4,569,304	¥2,891,163	¥515,862

Consolidated VIEs	Consolidated assets
At September 30, 2011:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥4,895,868	¥28,174	¥40,895	¥1,281	¥404,276	¥4,413,407	¥7,835
Investment funds	1,302,282	23,788	16,665	1,108,070	14,709	166	138,884
Special purpose entities created for structured financing	172,832	585	1,574	10,593	2,025	147,478	10,577
Repackaged instruments	62,185	—	—	45,525	5,725	10,935	—
Securitization of the MUFG Group's assets	2,304,498	—	230	4,964	—	2,203,790	95,514
Trust arrangements	978,589	—	3,967	664	78,965	891,284	3,709
Others	139,580	246	26,855	—	68	77,927	34,484

Total	¥9,855,834	¥52,793	¥90,186	¥1,171,097	¥505,768	¥7,744,987	¥291,003

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
			(in millions)
Asset-backed conduits	¥4,901,359	¥—	¥4,291,831	¥203,000	¥406,528
Investment funds	39,525	—	1,885	15,392	22,248
Special purpose entities created for structured financing	171,080	—	11,509	158,584	987
Repackaged instruments	62,212	—	—	60,972	1,240
Securitization of the MUFG Group's assets	2,302,580	—	31,783	2,269,518	1,279
Trust arrangements	977,735	971,659	—	—	6,076
Others	138,991	—	80,950	31,751	26,290

Total	¥8,593,482	¥971,659	¥4,417,958	¥2,739,217	¥464,648

Schedule Of Assets And Liabilities Of Significant Non-Consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥4,938,696	¥1,681,550	¥1,161,889	¥596	¥144,946	¥1,016,347	¥—	¥—	¥—
Investment funds	12,787,846	441,844	434,767	132,280	115,281	178,808	8,398	—	—
Special purpose entities created for structured financing	13,503,700	2,183,868	1,854,368	20,313	71,840	1,758,754	3,461	—	—
Repackaged instruments	15,424,831	1,069,179	1,008,013	104,612	561,876	341,525	—	—	—
Trust arrangements	29,908	28,285	27,252	—	—	27,252	—	5,791	5,791
Others	10,456,456	1,319,938	1,051,194	13,348	302,544	735,302	—	1	1

Total	¥57,141,437	¥6,724,664	¥5,537,483	¥271,149	¥1,196,487	¥4,057,988	¥11,859	¥5,792	¥5,792

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2011:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥5,032,630	¥1,704,799	¥1,189,523	¥2,504	¥152,855	¥1,034,164	¥—	¥—	¥—
Investment funds	9,268,469	344,139	334,943	80,931	78,386	166,962	8,664	—	—
Special purpose entities created for structured financing	14,154,230	2,153,008	1,816,153	51,349	70,401	1,691,040	3,363	—	—
Repackaged instruments	12,970,180	1,111,951	1,087,682	115,284	627,599	344,799	—	—	—
Trust arrangements	25,738	26,555	25,573	—	—	25,573	—	5,958	5,958
Others	12,337,891	1,412,158	1,031,612	20,734	302,416	708,462	—	—	—

Total	¥53,789,138	¥6,752,610	¥5,485,486	¥270,802	¥1,231,657	¥3,971,000	¥12,027	¥5,958	¥5,958

Business Segments (Tables)	6 Months Ended
Sep. 30, 2011
Business Segments [Abstract]
Summary Of Net Revenue, Operating Expenses And Profit By Business Segment
	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Global Markets	Other	Total
				Other than UNBC	UNBC	Total
	(in billions)
Six months ended September 30, 2010:
Net revenue:	¥683.7	¥450.0	¥78.0	¥154.9	¥141.2	¥296.1	¥399.1	¥(27.0)	¥1,879.9
BTMU and MUTB:	320.1	400.7	29.8	113.7	—	113.7	367.2	(23.5)	1,208.0
Net interest income	257.0	220.4	—	60.4	—	60.4	151.0	0.8	689.6
Net fees	58.9	152.7	29.8	47.0	—	47.0	(4.8)	(24.0)	259.6
Other	4.2	27.6	—	6.3	—	6.3	221.0	(0.3)	258.8
Other than BTMU and MUTB(1)	363.6	49.3	48.2	41.2	141.2	182.4	31.9	(3.5)	671.9
Operating expenses	476.1	232.3	48.7	102.2	90.3	192.5	54.5	76.4	1,080.5

Operating profit (loss)	¥207.6	¥217.7	¥29.3	¥52.7	¥50.9	¥103.6	¥344.6	¥(103.4)	¥799.4

Six months ended September 30, 2011:
Net revenue:	¥644.1	¥438.5	¥77.4	¥182.0	¥135.7	¥317.7	¥388.0	¥(17.8)	¥1,847.9
BTMU and MUTB:	312.4	394.0	28.6	129.2	—	129.2	366.6	(21.5)	1,209.3
Net interest income	243.1	211.9	—	67.3	—	67.3	117.7	11.3	651.3
Net fees	65.8	149.7	28.6	52.8	—	52.8	(5.4)	(28.4)	263.1
Other	3.5	32.4	—	9.1	—	9.1	254.3	(4.4)	294.9
Other than BTMU and MUTB(1)	331.7	44.5	48.8	52.8	135.7	188.5	21.4	3.7	638.6
Operating expenses	450.8	223.0	49.1	111.7	90.6	202.3	48.6	79.8	1,053.6

Operating profit (loss)	¥193.3	¥215.5	¥28.3	¥70.3	¥45.1	¥115.4	¥339.4	¥(97.6)	¥794.3

Note:	(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income

	Six months ended September 30,
	2010	2011
	(in billions)
Operating profit	¥799	¥794
Provision for credit losses	(186)	(89)
Foreign exchange gains—net	163	78
Trading account profits—net	270	330
Equity investment securities gains (losses)—net	24	(118)
Debt investment securities losses—net	(87)	(119)
Equity in losses of equity method investees	(45)	(515)
Impairment of intangible assets	(16)	(27)
Other—net	28	60

Income before income tax expense	¥950	¥394

Fair Value (Tables)	6 Months Ended
Sep. 30, 2011
Fair Value [Abstract]
Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis

	March 31, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥12,644,634	¥5,009,610	¥1,137,411	¥18,791,655
Debt securities
Japanese national government and Japanese government agency bonds	2,739,773	132,582	—	2,872,355
Japanese prefectural and municipal bonds	—	70,279	—	70,279
Foreign governments and official institutions bonds	6,857,423	1,042,185	115,557	8,015,165
Corporate bonds	—	1,277,076	554,364	1,831,440
Residential mortgage-backed securities	2,151,410	310,459	53,688	2,515,557
Commercial mortgage-backed securities	—	—	39,076	39,076
Asset-backed securities	—	86,468	353,835	440,303
Other debt securities	—	6,896	—	6,896
Commercial paper	—	1,457,637	—	1,457,637
Equity securities(2)	896,028	626,028	20,891	1,542,947
Trading derivative assets	76,514	9,854,646	101,980	10,033,140
Interest rate contracts	14,201	7,391,719	14,618	7,420,538
Foreign exchange contracts	169	2,232,386	81,945	2,314,500
Equity contracts	48,101	32,266	1,411	81,778
Commodity contracts	14,043	154,768	2,512	171,323
Credit derivatives	—	43,507	1,494	45,001
Investment securities:
Securities available for sale	48,073,048	4,053,521	2,203,312	54,329,881
Debt securities
Japanese national government and Japanese government agency bonds	43,813,364	906,258	—	44,719,622
Japanese prefectural and municipal bonds	—	199,227	1,054	200,281
Foreign governments and official institutions bonds	723,020	135,362	130,409	988,791
Corporate bonds	—	1,131,570	2,007,972	3,139,542
Residential mortgage-backed securities	2,587	1,112,201	23,783	1,138,571
Commercial mortgage-backed securities	—	22,243	8,147	30,390
Asset-backed securities	—	421,598	30,792	452,390
Other debt securities	—	—	960	960
Marketable equity securities	3,534,077	125,062	195	3,659,334
Other investment securities	—	1,116	35,908	37,024
Others(3)(4)	432,154	229,825	15,303	677,282

Total	¥61,226,350	¥19,148,718	¥3,493,914	¥83,868,982

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥27,988	¥2,580	¥—	¥30,568
Trading derivative liabilities	30,647	9,708,928	138,831	9,878,406
Interest rate contracts	2,116	7,253,626	74,576	7,330,318
Foreign exchange contracts	279	2,229,960	49,034	2,279,273
Equity contracts	19,581	52,870	11,892	84,343
Commodity contracts	8,671	127,065	1,533	137,269
Credit derivatives	—	45,407	1,796	47,203
Obligation to return securities received as collateral	3,069,717	198,058	—	3,267,775
Others(5)	—	442,946	18,183	461,129

Total	¥3,128,352	¥10,352,512	¥157,014	¥13,637,878

	September 30, 2011
	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥16,454,180	¥5,410,790	¥1,060,784	¥22,925,754
Debt securities
Japanese national government and Japanese government agency bonds	4,329,731	223,638	—	4,553,369
Japanese prefectural and municipal bonds	—	119,964	—	119,964
Foreign governments and official institutions bonds	8,489,207	1,457,996	121,093	10,068,296
Corporate bonds	—	1,507,264	502,570	2,009,834
Residential mortgage-backed securities	2,866,861	312,578	19,209	3,198,648
Commercial mortgage-backed securities	—	—	13,437	13,437
Asset-backed securities	—	27,356	384,187	411,543
Other debt securities	—	8,936	—	8,936
Commercial paper	—	1,124,750	—	1,124,750
Equity securities(2)	768,381	628,308	20,288	1,416,977
Trading derivative assets	39,327	11,710,823	108,101	11,858,251
Interest rate contracts	2,931	8,664,619	15,297	8,682,847
Foreign exchange contracts	144	2,797,556	86,545	2,884,245
Equity contracts	21,615	39,413	3,036	64,064
Commodity contracts	14,637	143,013	2,195	159,845
Credit derivatives	—	66,222	1,028	67,250
Investment securities:
Securities available for sale	50,209,234	4,086,609	1,961,482	56,257,325
Debt securities
Japanese national government and Japanese government agency bonds	46,510,987	987,183	—	47,498,170
Japanese prefectural and municipal bonds	—	202,410	983	203,393
Foreign governments and official institutions bonds	605,054	148,124	135,779	888,957
Corporate bonds	—	1,165,177	1,737,116	2,902,293
Residential mortgage-backed securities	346	985,212	24,476	1,010,034
Commercial mortgage-backed securities	—	60,933	5,584	66,517
Asset-backed securities	—	402,348	56,422	458,770
Other debt securities	—	—	922	922
Marketable equity securities	3,092,847	135,222	200	3,228,269
Other investment securities	—	1,189	31,619	32,808
Others(3)(4)	469,755	231,395	15,711	716,861

Total	¥67,172,496	¥21,440,806	¥3,177,697	¥91,790,999

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥47,929	¥4,995	¥—	¥52,924
Trading derivative liabilities	46,299	11,221,253	129,022	11,396,574
Interest rate contracts	14,619	8,559,483	68,823	8,642,925
Foreign exchange contracts	339	2,427,851	45,747	2,473,937
Equity contracts	20,260	61,284	11,399	92,943
Commodity contracts	11,081	113,844	1,998	126,923
Credit derivatives	—	58,791	1,055	59,846
Obligation to return securities received as collateral	4,301,207	218,937	—	4,520,144
Others(5)	—	391,060	23,413	414,473

Total	¥4,395,435	¥11,836,245	¥152,435	¥16,384,115

Notes:	(1)	Includes securities under fair value option.
(2)	Includes investments valued at net asset value of ¥193,249 million and ¥182,278 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments at March 31, 2011 and September 30, 2011 are ¥5,780 million and ¥5,428 million, respectively. These investments are mainly hedge funds.
(3)	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at September 30, 2011 were ¥6,575 million, ¥3,814 million and ¥3,572 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at September 30, 2011 were ¥1,676 million, ¥2,217 million and ¥2,155 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs

	March 31, 2010	Total realized/ unrealized gains (losses)			Purchases, issuances and settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2010	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2010
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,166,538	¥(13,790	)(2)	¥—	¥17,218	¥54,753		¥(13,852)		¥1,210,867	¥(17,528	)(2)
Debt securities
Foreign governments and official institutions bonds	171,534	6,281		—	(25,090)	10,208		—		162,933	3,038
Corporate bonds	494,987	(13,471)		—	60,872	44,545	(6)	(12,292	)(6)	574,641	(10,054)
Residential mortgage-backed securities	56,468	(1,185)		—	(4,275)	—		—		51,008	(1,631)
Commercial mortgage-backed securities	17,315	293		—	(2,179)	—		—		15,429	296
Asset-backed securities	389,061	(6,554)		—	(10,556)	—		(1,560)		370,391	(7,717)
Equity securities	37,173	846		—	(1,554)	—		—		36,465	(1,460)
Trading derivatives (Net)	(28,612)	18,766	(2)	3,531	(11,510)	18,019		7,867		8,061	22,283	(2)
Interest rate contracts—net	(45,467)	6,786		—	(8,503)	5,841		8,277		(33,066)	1,838
Foreign exchange contracts—net	6,440	12,015		3,546	(1,208)	12,291		11,583		44,667	18,118
Equity contracts—net	(8,272)	2,666		(15)	(799)	—		—		(6,420)	2,415
Commodity contracts—net	14,003	(61)		—	(1,202)	(113)		(11,993)		634	186
Credit derivatives—net	4,684	(2,640)		—	202	—		—		2,246	(274)
Investment securities:
Securities available for sale	2,363,609	(1,111	)(3)	9,819	(177,702)	350,407		(216,250)		2,328,772	(12,523	)(3)
Debt securities
Japanese prefectural and municipal bonds	3,069	4		8	(122)	—		—		2,959	4
Foreign governments and official institutions bonds	87,597	(221)		1,567	(4,795)	—		—		84,148	(221)
Corporate bonds	2,163,465	1,458		8,331	(159,432)	350,407	(6)	(197,642	)(6)	2,166,587	(10,883)
Residential mortgage-backed securities	26,827	(1,063)		51	1,083	—		—		26,898	(1,104)
Commercial mortgage-backed securities	14,475	(299)		(27)	(893)	—		—		13,256	(300)
Asset-backed securities	67,095	(971)		(132)	(13,666)	—		(18,608)		33,718	—
Other debt securities	990	(19)		—	—	—		—		971	(19)
Marketable equity securities	91	—		21	123	—		—		235	—
Other investment securities	33,904	(1,441	)(4)	(136)	(419)	—		(737)		31,171	(1,865	)(4)
Others	17,217	(546	)(4)	—	(763)	—		—		15,908	(546	)(4)

Total	¥3,552,656	¥1,878		¥13,214	¥(173,176)	¥423,179		¥(222,972)		¥3,594,779	¥(10,179)

Liabilities
Others	¥45,347	¥(23,721	)(4)	¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531	)(4)

Total	¥45,347	¥(23,721)		¥14,786	¥(1,035)	¥378		¥12,796		¥66,421	¥(20,531)

	March 31, 2011	Total realized/ unrealized gains (losses)			Purchases	Issuances	Sales	Settlements	Transfer into Level 3(5)		Transfer out of Level 3(5)		September 30, 2011	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at September 30, 2011
		Included in earnings		Included in other changes in equity from nonowner sources
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥1,137,411	¥(46,610	)(2)	¥—	¥344,148	¥—	¥(231,699)	¥(123,913)	¥28,366		¥(46,919)		¥1,060,784	¥(37,384	)(2)
Debt securities
Foreign governments and official institutions bonds	115,557	35		—	136,428	—	(99,616)	(37,304)	5,993		—		121,093	(777)
Corporate bonds	554,364	(21,480)		—	62,353	—	(26,142)	(44,358)	22,341	(6)	(44,508	)(6)	502,570	(20,603)
Residential mortgage-backed securities	53,688	(8,212)		—	3	—	(22,845)	(3,425)	—		—		19,209	(2,691)
Commercial mortgage-backed securities	39,076	(2,978)		—	13,458	—	(34,146)	(1,973)	—		—		13,437	889
Asset-backed securities	353,835	(16,241)		—	131,685	—	(46,003)	(36,678)	—		(2,411)		384,187	(14,874)
Equity securities	20,891	2,266		—	221	—	(2,947)	(175)	32		—		20,288	672
Trading derivatives—net	(36,851)	8,887	(2)	(1,182)	92	(1,408)	—	(8,880)	28,751		(10,330)		(20,921)	14,289	(2)
Interest rate contracts—net	(59,958)	6,142		(17)	—	(14)	—	(1,870)	2,875		(684)		(53,526)	(577)
Foreign exchange contracts—net	32,911	88		(1,177)	86	(1,383)	—	(6,657)	25,841		(8,911)		40,798	10,969
Equity contracts—net	(10,481)	2,395		1	—	(5)	—	(273)	—		—		(8,363)	5,188
Commodity contracts—net	979	46		—	6	(6)	—	(128)	35		(735)		197	31
Credit derivatives—net	(302)	216		11	—	—	—	48	—		—		(27)	(1,322)
Investment securities:
Securities available for sale	2,203,312	1,624	(3)	3,663	185,684	—	(12,786)	(358,150)	101,975		(163,840)		1,961,482	(7,546	)(3)
Debt securities
Japanese prefectural and municipal bonds	1,054	—		(1)	—	—	—	(70)	—		—		983	—
Foreign governments and official institutions bonds	130,409	(294)		2,346	3,485	—	(106)	(61)	—		—		135,779	(212)
Corporate bonds	2,007,972	1,795		1,643	140,342	—	(12,472)	(340,299)	101,975	(6)	(163,840	)(6)	1,737,116	(7,092)
Residential mortgage-backed securities	23,783	(10)		43	2,999	—	(206)	(2,133)	—		—		24,476	(1)
Commercial mortgage-backed securities	8,147	106		311	—	—	—	(2,980)	—		—		5,584	—
Asset-backed securities	30,792	65		(686)	38,858	—	—	(12,607)	—		—		56,422	(203)
Other debt securities	960	(38)		—	—	—	—	—	—		—		922	(38)
Marketable equity securities	195	—		7	—	—	(2)	—	—		—		200	—
Other investment securities	35,908	(496	)(4)	(16)	844	—	(4,364)	(12)	—		(245)		31,619	(684	)(4)
Others	15,303	342	(4)	—	403	—	(38)	(11)	—		(288)		15,711	(710	)(4)

Total	¥3,355,083	¥(36,253)		¥2,465	¥531,171	¥(1,408)	¥(248,887)	¥(490,966)	¥159,092		¥(221,622)		¥3,048,675	¥(32,035)

Liabilities
Others	¥18,183	¥(9,806	)(4)	¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176	(4)

Total	¥18,183	¥(9,806)		¥(3,576)	¥—	¥1,620	¥—	¥(9,856)	¥186		¥(102)		¥23,413	¥7,176

Notes:	(1)	Includes trading securities under fair value option.
	(2)	Included in Trading account profits—net and in Foreign exchange gains—net.
	(3)	Included in Investment securities gains (losses)—net.
	(4)	Included in Trading account profits—net.
	(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
	(6)	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.

Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level

	March 31, 2011				September 30, 2011
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥5,185	¥5,185	¥—	¥—	¥27,448	¥27,448
Loans	12,243	14,843	343,696	370,782	7,070	14,670	340,636	362,376
Loans held for sale	—	1,901	4,726	6,627	—	2,598	1,902	4,500
Collateral dependent loans	12,243	12,942	338,970	364,155	7,070	12,072	338,734	357,876
Premises and equipment	—	—	10,371	10,371	—	—	8,426	8,426
Intangible assets	—	—	32,833	32,833	—	—	25,921	25,921
Other assets	145,791	—	20,128	165,919	464,819		12,714	477,533
Investments in equity method investees(1)	145,791	—	13,853	159,644	464,819	—	4,399	469,218	(2)
Other	—	—	6,275	6,275	—	—	8,315	8,315

Total	¥158,034	¥14,843	¥412,213	¥585,090	¥471,889	¥14,670	¥415,145	¥901,704

Notes:	(1)	Includes investments valued at net asset value of ¥14,098 million and ¥4,399 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥2,473 million at March 31, 2011 and September 30, 2011, respectively. These investments are private equity funds.
	(2)	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Nonrecurring Changes In Fair Value

	Losses (Gains) for the six months ended September 30, 2010		Losses (Gains) for the six months ended September 30, 2011
	(in millions)
Investment securities	¥2,591		¥5,202
Loans	93,668		99,470
Loans held for sale	(40)		50
Collateral dependent loans	93,708		99,420
Premises and equipment	2,828		4,443
Intangible assets	16,363		27,040
Other assets	44,013		582,454
Investments in equity method investees	43,851	(1)	580,895	(1)
Other	162		1,559

Total	¥159,463		¥718,609

Note:	(1)	Includes impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected

	Six months ended September 30,
	2010			2011
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Interest-earning deposits in other banks	¥1,536	¥—	¥1,536	¥(168)	¥—	¥(168)
Receivables under resale agreements(1)	3,889	—	3,889	(813)	—	(813)
Trading account securities	324,458	(843,457)	(518,999)	342,364	(1,006,886)	(664,522)

Total	¥329,883	¥(843,457)	¥(513,574)	¥341,383	¥(1,006,886)	¥(665,503)

Financial liabilities:
Other short-term borrowings(1)	¥(305)	¥—	¥(305)	¥93	¥—	¥93
Long-term debt(1)	(80,663)	—	(80,663)	5,400	—	5,400

Total	¥(80,968)	¥—	¥(80,968)	¥5,493	¥—	¥5,493

Note:	(1)	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments

	March 31, 2011			September 30, 2011
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Receivables under resale agreements	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Total	¥26,000	¥26,192	¥192	¥26,000	¥26,079	¥79

Financial liabilities:
Long-term debt	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Total	¥722,752	¥575,969	¥(146,783)	¥654,950	¥519,188	¥(135,762)

Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value

	March 31, 2011		September 30, 2011
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
	(in billions)
Financial assets:
Cash and due from banks, Interest-earning deposits in other banks, Call loans and funds sold, Receivables under resale agreements and Receivable under securities borrowing transactions	¥19,486	¥19,486	¥20,691	¥20,691
Trading account assets, excluding derivatives	18,792	18,792	22,926	22,926
Investment securities	58,536	59,002	59,220	59,500
Loans, net of allowance for credit losses	86,262	87,054	85,689	86,644
Other financial assets	4,677	4,677	7,059	7,059
Derivative financial instruments:
Trading activities	10,033	10,033	11,858	11,858
Activities qualifying for hedges	2	2	—	—
Financial liabilities:
Non-interest-bearing deposits, Call money and funds purchased, Payables under repurchase agreements and Payable under securities lending transactions	¥35,544	¥35,544	¥38,727	¥38,727
Interest-bearing deposits	117,894	117,960	116,197	116,269
Trading account liabilities, excluding derivatives	31	31	53	53
Obligations to return securities received as collateral	3,268	3,268	4,520	4,520
Due to trust account	634	634	621	621
Other short-term borrowings	8,488	8,488	10,234	10,234
Long-term debt	13,357	13,557	12,811	13,043
Other financial liabilities	4,635	4,635	9,101	9,101
Derivative financial instruments:
Trading activities	9,878	9,878	11,397	11,397

Stock-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Summary Of The Stock Acquisition Rights Transactions

	For the six months ended September 30, 2011
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term	Aggregate intrinsic value
			(in years)	(in millions)
Outstanding, beginning of the period	14,857,200	¥1
Granted	8,323,100	1
Exercised	(3,613,600)	1
Forfeited	(154,200)	1

Outstanding, end of the period	19,412,500	¥1	28.83	¥6,853

Exercisable, end of the period	—	¥—	—	¥—

Fair Value Assumption Of The Stock Acquisition Rights

For the six months ended September 30, 2011
Risk-free interest rate	0.29%
Expected volatility	44.96%
Expected term (in years)	4
Expected dividend yield	3.13%

Basis Of Semiannual Condensed Consolidated Financial Statements (Details) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Sep. 30, 2011	Apr. 01, 2011	Apr. 01, 2010
Basis Of Semiannual Condensed Consolidated Financial Statements [Abstract]
Reclassified intangible assets from intangible assets not subject to amortization to those subject to amortization		¥ 42,224
Net increase in consolidated assets resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				237,008
Net increase in consolidated liabilities resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				214,887
Net increase in consolidated shareholders' equity attributable to noncontrolling interest resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010				19,551
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on consolidation of variable interest entities as of April 1, 2010	1,408
Cumulative effect on retained earnings resulted from the adoption of new accounting pronouncement on the embedded credit derivatives scope exception			¥ 135

Investment In Morgan Stanley (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Jun. 30, 2011	Apr. 21, 2011
Investment In Morgan Stanley [Abstract]
Face value of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock to be converted into Morgan Stanley's common stock			¥ 808,266
Approximate number of Morgan Stanley's common stock received upon conversion of Morgan Stanley's Series B Preferred Stock		385
Approximate number of Morgan Stanley's additional common stock received resulting from the conversion rate adjustment		75
Gain recognized in relation to the conversion rate adjustment of Morgan Stanley's series B non-cumulative, non-voting perpetual convertible preferred stock	139,320
Percentage of MUFG's ownership interest in Morgan Stanley before the conversion of Morgan Stanley's Series B Preferred Stock		3.00%
Percentage of MUFG's ownership interest in Morgan Stanley upon the conversion of Morgan Stanley's Series B Preferred Stock	22.40%
Impairment losses on investments to Morgan Stanley's common stock	¥ 579,468
Percentage of decline in the quoted market price of Morgan Stanley's common stock	41.00%

Investment In Morgan Stanley (Previously Reported Amounts And Adjusted Amounts In Relation To Investment In Morgan Stanley) (Details) (JPY ¥)
In Millions, except Per Share data, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale	¥ 56,257,325		¥ 54,329,881
Other assets	8,056,552		5,321,120
Other liabilities	9,317,953		4,841,981
Retained earnings-Unappropriated retained earnings	351,360		254,103
Accumulated other changes in equity from nonowner sources, net of taxes	(732,554)		(628,661)
Interest income-Investment securities	345,662	248,331
Equity in losses of equity method investees	(515,403)	(44,661)
Other non-interest income	77,521	81,640
Income tax expense	198,806	369,996
Net income attributable to Mitsubishi UFJ Financial Group	190,964	582,870
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.87	¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group	¥ 12.82	¥ 40.31
Morgan Stanley [Member]
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale			54,329,881
Other assets			5,321,120
Other liabilities			4,841,981
Retained earnings-Unappropriated retained earnings			254,103
Accumulated other changes in equity from nonowner sources, net of taxes			(628,661)
Interest income-Investment securities		248,331
Equity in losses of equity method investees		(44,661)
Other non-interest income		81,640
Income tax expense		369,996
Net income attributable to Mitsubishi UFJ Financial Group		582,870
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.39
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.31
Morgan Stanley [Member] | As Previously Reported [Member]
Summary of Investment Holdings [Line Items]
Investment securities-Securities available for sale			54,435,634
Other assets			5,226,412
Other liabilities			4,844,901
Retained earnings-Unappropriated retained earnings			254,411
Accumulated other changes in equity from nonowner sources, net of taxes			(620,844)
Interest income-Investment securities		248,745
Equity in losses of equity method investees		(21,223)
Other non-interest income		72,389
Income tax expense		375,936
Net income attributable to Mitsubishi UFJ Financial Group		¥ 591,531
Basic earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 41.01
Diluted earnings per common share-net income available to common shareholders of Mitsubishi UFJ Financial Group		¥ 40.92

Investment Securities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011
Investment Securities [Abstract]
Investment securities other than securities available for sale or being held to maturity, carrying value	¥ 849,725		¥ 1,667,220
Aggregate costs of nonmarketable equity securities	511,545		515,263
Fair value of investment securities held by certain subsidiaries	32,808		37,024
Gross realized gains on available for sale of securities	156,495	176,027
Gross realized losses on available for sale of securities	26,112	10,206
Impairment losses recognized on nonmarketable securities carried at cost	5,202	2,178
Other than temporary impairment losses from debt securities available for sale classified as corporate bonds	7,258	12,551
Other than temporary impairment losses of available for sale marketable equity securities	149,477	59,088
Other than temporary impairment loss included in investment securities gains, net	161,937	73,817
Minimum percentage of decline in fair value of investment below cost set as an indicator for classifying investments as an other than temporary decline in fair value	20.00%
Cumulative decline in fair value of the credit impaired corporate bonds	20,298	26,613
Credit loss component of impairment losses of debt securities recognized in earnings	32,946	37,234
Other component of impairment losses of debt securities recognized in accumulated other changes in equity from nonowner sources, before taxes	¥ 12,648	¥ 10,621

Investment Securities (Schedule Of Amortized Cost, Gross Unrealized Gains (Losses) And Fair Value Of Investment Securities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011		Mar. 31, 2010
Investment Securities [Line Items]
UNBC's Collateralized Loan Obligations reclassified from securities available for sale to securities being held to maturity					¥ 111,895
Unrealized Losses Remaining In Accumulated Other Changes In Equity At The Date Of Transfer	34,218		39,915
Securities Available For Sale [Member]
Investment Securities [Line Items]
Amortized cost	55,231,404		53,249,694
Gross unrealized gains	1,083,092		1,268,565
Gross unrealized losses	57,171		188,378
Estimated fair value	56,257,325		54,329,881
Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Investment Securities [Line Items]
Amortized cost	2,439,060		2,642,287
Gross unrealized gains	819,586		1,073,797
Gross unrealized losses	30,377		56,750
Estimated fair value	3,228,269		3,659,334
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Amortized cost	47,368,150		44,756,826
Gross unrealized gains	143,024		75,017
Gross unrealized losses	13,004		112,221
Estimated fair value	47,498,170		44,719,622
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Amortized cost	195,374		193,712
Gross unrealized gains	8,024		6,578
Gross unrealized losses	5		9
Estimated fair value	203,393		200,281
Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Amortized cost	873,306		973,175
Gross unrealized gains	16,617		16,472
Gross unrealized losses	966		856
Estimated fair value	888,957		988,791
Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Amortized cost	2,821,943		3,058,698
Gross unrealized gains	83,456		84,262
Gross unrealized losses	3,106		3,418
Estimated fair value	2,902,293		3,139,542
Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	1,006,996		1,140,271
Gross unrealized gains	11,334		11,593
Gross unrealized losses	8,296		13,293
Estimated fair value	1,010,034		1,138,571
Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	67,298		31,485
Gross unrealized gains	636		181
Gross unrealized losses	1,417		1,276
Estimated fair value	66,517		30,390
Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	458,356		452,280
Gross unrealized gains	414		665
Gross unrealized losses			555
Estimated fair value	458,770		452,390
Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	921		960
Gross unrealized gains	1
Estimated fair value	922		960
Securities Being Held To Maturity [Member] | Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	2,591,667		3,017,189
Gross unrealized gains	59,087		48,236
Gross unrealized losses	5,411		6,427
Estimated fair value	2,645,343		3,058,998
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Amortized cost	665,748		1,026,443
Gross unrealized gains	6,085		7,987
Estimated fair value	671,833		1,034,430
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Amortized cost	14,597		22,667
Gross unrealized gains	81		178
Estimated fair value	14,678		22,845
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Amortized cost	777,439		893,316
Gross unrealized gains	5,920		6,758
Gross unrealized losses	2,215		2,451
Estimated fair value	781,144		897,623
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Amortized cost	131,683		138,810
Gross unrealized gains	817		1,165
Gross unrealized losses	64		46
Estimated fair value	132,436		139,929
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Amortized cost	1,002,125		935,876
Gross unrealized gains	46,181		32,144
Gross unrealized losses	3,132	[1]	3,930	[2]
Estimated fair value	1,045,174		964,090
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Investment Securities [Line Items]
Amortized cost	75		77
Gross unrealized gains	3		4
Estimated fair value	¥ 78		¥ 81

[1]	As a result of the reclassification mentioned above, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥34,218 million before taxes at September 30, 2011 and not included in the table above.
[2]	UnionBanCal Corporation ("UNBC") reclassified collateralized loan obligations ("CLOs"), which totaled ¥111,895 million at fair value, from securities available for sale to securities being held to maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses at the date of transfer remaining in accumulated other changes in equity from nonowner sources in the accompanying condensed consolidated balance sheets was ¥39,915 million before taxes at March 31, 2011 and not included in the table above.

Investment Securities (Contractual Maturity) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Investment Securities [Abstract]
Due in one year or less, Held-to-maturity, Amortized cost	¥ 543,376
Due from one year to five years, Held-to-maturity, Amortized cost	1,073,850
Due from five years to ten years, Held-to-maturity, Amortized cost	660,696
Due after ten years, Held-to-maturity, Amortized cost	313,745
Total, Held-to-maturity, Amortized cost	2,591,667
Due in one year or less, Held-to-maturity, Estimated fair value	546,354
Due from one year to five years, Held-to-maturity, Estimated fair value	1,086,076
Due from five years to ten years, Held-to-maturity, Estimated fair value	692,448
Due after ten years, Held-to-maturity, Estimated fair value	320,465
Total, Held-to-maturity, Estimated fair value	2,645,343
Due in one year or less, Available for sale, Estimated fair value	17,002,080
Due from one year to five years, Available for sale, Estimated fair value	27,442,927
Due from five years to ten years, Available for sale, Estimated fair value	3,842,852
Due after ten years, Available for sale, Estimated fair value	4,741,197
Total, Available for sale, Estimated fair value	¥ 53,029,056

Investment Securities (Schedule Of Investments, By Type And Length In Continuous Loss Position) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Securities Available For Sale [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	¥ 21,960,330	¥ 25,635,372
Unrealized losses, Less than 12 months	44,373	165,148
Estimated fair value, 12 months or more	968,185	1,238,149
Unrealized losses, 12 months or more	12,798	23,230
Estimated fair value, Total	22,928,515	26,873,521
Unrealized losses, Total	57,171	188,378
Number of securities, Total	2,924	3,779
Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	239,878	504,958
Unrealized losses, Less than 12 months	30,127	56,604
Estimated fair value, 12 months or more	509	542
Unrealized losses, 12 months or more	250	146
Estimated fair value, Total	240,387	505,500
Unrealized losses, Total	30,377	56,750
Number of securities, Total	172	122
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	20,826,253	24,169,306
Unrealized losses, Less than 12 months	5,802	95,292
Estimated fair value, 12 months or more	797,962	998,080
Unrealized losses, 12 months or more	7,202	16,929
Estimated fair value, Total	21,624,215	25,167,386
Unrealized losses, Total	13,004	112,221
Number of securities, Total	66	136
Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	9,995	10,111
Unrealized losses, Less than 12 months	5	9
Estimated fair value, Total	9,995	10,111
Unrealized losses, Total	5	9
Number of securities, Total	1	6
Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	125,781	96,431
Unrealized losses, Less than 12 months	437	855
Estimated fair value, 12 months or more	16,074	524
Unrealized losses, 12 months or more	529	1
Estimated fair value, Total	141,855	96,955
Unrealized losses, Total	966	856
Number of securities, Total	44	43
Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	377,186	528,791
Unrealized losses, Less than 12 months	5,501	10,281
Estimated fair value, 12 months or more	27,615	32,139
Unrealized losses, 12 months or more	2,795	3,012
Estimated fair value, Total	404,801	560,930
Unrealized losses, Total	8,296	13,293
Number of securities, Total	223	281
Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	22,674
Unrealized losses, Less than 12 months	252
Estimated fair value, 12 months or more	21,719	22,236
Unrealized losses, 12 months or more	1,165	1,276
Estimated fair value, Total	44,393	22,236
Unrealized losses, Total	1,417	1,276
Number of securities, Total	39	13
Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	1,857	16,708
Unrealized losses, Less than 12 months		56
Estimated fair value, 12 months or more	379	35,961
Unrealized losses, 12 months or more		499
Estimated fair value, Total	2,236	52,669
Unrealized losses, Total		555
Number of securities, Total	5	23
Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	356,706	309,067
Unrealized losses, Less than 12 months	2,249	2,051
Estimated fair value, 12 months or more	103,927	148,667
Unrealized losses, 12 months or more	857	1,367
Estimated fair value, Total	460,633	457,734
Unrealized losses, Total	3,106	3,418
Number of securities, Total	2,374	3,155
Securities Being Held To Maturity [Member] | Debt Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	217,784	457,675
Unrealized losses, Less than 12 months	3,268	5,141
Estimated fair value, 12 months or more	204,835	174,093
Unrealized losses, 12 months or more	2,143	1,286
Estimated fair value, Total	422,619	631,768
Unrealized losses, Total	5,411	6,427
Number of securities, Total	234	274
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	13,418	191,109
Unrealized losses, Less than 12 months	72	1,255
Estimated fair value, 12 months or more	80,349	47,145
Unrealized losses, 12 months or more	2,143	1,196
Estimated fair value, Total	93,767	238,254
Unrealized losses, Total	2,215	2,451
Number of securities, Total	7	23
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	203,029	259,446
Unrealized losses, Less than 12 months	3,132	3,840
Estimated fair value, 12 months or more	124,486	126,948
Unrealized losses, 12 months or more		90
Estimated fair value, Total	327,515	386,394
Unrealized losses, Total	3,132	3,930
Number of securities, Total	225	247
Securities Being Held To Maturity [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Investment Securities [Line Items]
Estimated fair value, Less than 12 months	1,337	7,120
Unrealized losses, Less than 12 months	64	46
Estimated fair value, Total	1,337	7,120
Unrealized losses, Total	¥ 64	¥ 46
Number of securities, Total	2	4

Investment Securities (Roll-Forward Of Credit Loss Component Recognized In Earnings) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Investment Securities [Abstract]
Balance at beginning of period	¥ 35,458	¥ 36,591
Initial credit impairments	4,502	8,828
Subsequent credit impairments	2,756	3,723
Realized losses for securities sold or matured	(9,770)	(11,908)
Balance at end of period	¥ 32,946	¥ 37,234

Loans And Allowance For Credit Losses (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2009	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Minimum days of accruing loans contractually past due		90	90
Retained senior beneficial interest accounted for as investment securities of securitized commercial loans without recourse accounted for as trust	¥ 60,671
The amount of subordinated beneficial interests sold to investors	7,419
Subordinated beneficial interests of securitized commercial loans without recourse accounted for as trust sold	68,090
Fair value of securitized senior beneficial interests		21,706	22,032
The initial fair value of the senior beneficial interests classified as Level 2 assets at the date of the securitization	57,461
Initial one month forward rate, minimum	0.33%
Initial one month forward rate, maximum	1.07%
Initial credit spread, minimum	1.73%
Initial credit spread, maximum	4.83%
All deposits with the New Fund regarding the Government-led Loan Restructuring Program Collected		¥ 161,435

Loans And Allowance For Credit Losses (Loans By Domicile And Type Of Industry Of Borrower Segment Classification) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Domestic and Foreign
Unearned income, unamortized premiums-net and deferred loan fees-net	¥ (100,965)		¥ (102,871)
Total	86,916,948	[1]	87,501,975	[1]
Loan held for sale	50,719		65,162
Foreign Loans [Member]
Foreign
Total foreign	20,961,372		20,052,200
Foreign Loans [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,798,972	[2]	3,565,502	[2]
Foreign Loans [Member] | Government And Other Official Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	528,844		516,637
Foreign Loans [Member] | Commercial And Industrial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	13,619,545		13,116,390
Foreign Loans [Member] | Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,014,011		2,853,671
Domestic Loans [Member]
Domestic
Total domestic	66,056,541		67,552,646
Domestic Loans [Member] | Manufacturing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	11,541,792		11,248,033
Domestic Loans [Member] | Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	1,211,955		1,280,899
Domestic Loans [Member] | Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	11,233,897		11,660,798
Domestic Loans [Member] | Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,180,294		3,417,689
Domestic Loans [Member] | Wholesale And Retail [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	8,266,411		8,443,580
Domestic Loans [Member] | Banks And Other Financial Institutions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	3,274,124	[2]	3,421,419	[2]
Domestic Loans [Member] | Communication And Information Services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	1,242,428		1,249,272
Domestic Loans [Member] | Other Industries [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	8,165,703		8,410,092
Domestic Loans [Member] | Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans by type of industry by domicile	¥ 17,939,937		¥ 18,420,864

[1]	The above table includes loans held for sale of ¥65,162 million at March 31, 2011 and ¥50,719 million at September 30, 2011 which are carried at the lower of cost or estimated fair value.
[2]	Loans to the so-called non-bank finance companies are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.

Loans And Allowance For Credit Losses (Summary Of Nonaccrual Loans, Restructured Loans And Accruing Loans Past Due 90 Days Or More) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Nonaccrual loans	¥ 1,122,053	¥ 1,169,179
Restructured loans	945,503	839,550
Accruing loans contractually past due 90 days or more	63,569	55,748
Total	¥ 2,131,125	¥ 2,064,477

Loans And Allowance For Credit Losses (Nonaccrual Status Of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 1,095,325	[1]	¥ 1,138,798	[1]
Loans held for sale placed on nonaccrual status	391		548
Loans acquired with deteriorated credit quality placed on nonaccrual status	26,337		29,833
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	720,441		686,084
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	152,186		137,275
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,234		48,338
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	113,215		128,282
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	77,421		74,234
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	193,114		171,870
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	7,942		7,238
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	38,121		32,978
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	42,932		36,163
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	53,276		49,706
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	60,184		102,869
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	128,062		129,777
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	128,146		141,445
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Nonaccrual loans	¥ 58,492		¥ 78,623

[1]	At March 31, 2011 and September 30, 2011, total loans in the above table do not include loans held for sale of ¥548 million and ¥391 million, respectively, and loans acquired with deteriorated credit quality of ¥29,833 million and ¥26,337 million, respectively.

Loans And Allowance For Credit Losses (Summary Of Impaired Loans By Class And Average Recorded Loan Balance And Recognized Interest Income On Impaired Loans) (Details) (JPY ¥)
In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Impaired [Line Items]
Impaired loans	¥ 1,954,494	[1]	¥ 1,893,098	[2]
Unpaid principal balance of impaired loans	2,162,647	[1]	2,113,742	[2]
Related allowance	788,628	[1]	743,895	[2]
Average recorded investments on impaired loans	1,924,301	[1]
Recognized interest income on impaired loans	20,886	[1]
Impaired loans held for sales	1,687		4,726
Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,650,424	[1]	1,591,795	[2]
Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	304,070	[1],[3]	301,303	[2],[3]
Commercial [Member] | Domestic [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,275,577		1,208,080
Unpaid principal balance of impaired loans	1,346,573		1,282,887
Related allowance	559,335		521,797
Average recorded investments on impaired loans	1,241,661
Recognized interest income on impaired loans	10,997
Commercial [Member] | Domestic [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,013,940		943,041
Commercial [Member] | Domestic [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	261,637	[3]	265,039	[3]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	335,235		302,489
Unpaid principal balance of impaired loans	349,949		311,359
Related allowance	156,475		139,522
Average recorded investments on impaired loans	318,863
Recognized interest income on impaired loans	3,202
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	289,741		257,443
Commercial [Member] | Domestic [Member] | Manufacturing [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	45,494	[3]	45,046	[3]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	60,465		73,336
Unpaid principal balance of impaired loans	67,859		78,027
Related allowance	22,080		31,626
Average recorded investments on impaired loans	66,902
Recognized interest income on impaired loans	745
Commercial [Member] | Domestic [Member] | Construction [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	37,866		51,092
Commercial [Member] | Domestic [Member] | Construction [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	22,599	[3]	22,244	[3]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	174,534		182,979
Unpaid principal balance of impaired loans	192,088		207,373
Related allowance	55,454		56,099
Average recorded investments on impaired loans	178,685
Recognized interest income on impaired loans	1,161
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	121,423		118,840
Commercial [Member] | Domestic [Member] | Real Estate [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	53,111	[3]	64,139	[3]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	178,811		172,725
Unpaid principal balance of impaired loans	190,610		186,939
Related allowance	71,910		68,946
Average recorded investments on impaired loans	175,769
Recognized interest income on impaired loans	1,709
Commercial [Member] | Domestic [Member] | Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	142,352		136,659
Commercial [Member] | Domestic [Member] | Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,459	[3]	36,066	[3]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	325,662		284,967
Unpaid principal balance of impaired loans	333,421		295,069
Related allowance	163,927		144,049
Average recorded investments on impaired loans	305,315
Recognized interest income on impaired loans	2,805
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	266,205		235,655
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	59,457	[3]	49,312	[3]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	9,908		9,858
Unpaid principal balance of impaired loans	12,103		11,993
Related allowance	2,350		1,658
Average recorded investments on impaired loans	9,884
Recognized interest income on impaired loans	29
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	9,703		3,592
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	205	[3]	6,266	[3]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	56,627		57,925
Unpaid principal balance of impaired loans	58,362		59,482
Related allowance	26,121		26,416
Average recorded investments on impaired loans	57,276
Recognized interest income on impaired loans	612
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	42,590		45,353
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	14,037	[3]	12,572	[3]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	58,456		51,274
Unpaid principal balance of impaired loans	58,859		51,981
Related allowance	36,818		30,931
Average recorded investments on impaired loans	54,865
Recognized interest income on impaired loans	476
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	49,720		43,028
Commercial [Member] | Domestic [Member] | Other Industries [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	8,736	[3]	8,246	[3]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	75,879		72,527
Unpaid principal balance of impaired loans	83,322		80,664
Related allowance	24,200		22,550
Average recorded investments on impaired loans	74,102
Recognized interest income on impaired loans	258
Commercial [Member] | Domestic [Member] | Consumer [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	54,340		51,379
Commercial [Member] | Domestic [Member] | Consumer [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	21,539	[3]	21,148	[3]
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	129,686		133,599
Unpaid principal balance of impaired loans	130,178		134,294
Related allowance	71,566		66,066
Average recorded investments on impaired loans	132,471
Recognized interest income on impaired loans	395
Commercial [Member] | Foreign-Excluding UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	124,579		132,442
Commercial [Member] | Foreign-Excluding UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	5,107	[3]	1,157	[3]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,286		37,272
Unpaid principal balance of impaired loans	58,705		60,799
Related allowance	12,023		11,826
Average recorded investments on impaired loans	36,672
Recognized interest income on impaired loans	1,967
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	36,067		37,125
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	219	[3]	147	[3]
Residential [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	321,650		307,231
Unpaid principal balance of impaired loans	404,779		393,742
Related allowance	91,364		87,450
Average recorded investments on impaired loans	314,440
Recognized interest income on impaired loans	3,662
Residential [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	296,377		277,704
Residential [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	25,273	[3]	29,527	[3]
Card [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	152,748		151,719
Unpaid principal balance of impaired loans	173,830		173,568
Related allowance	50,720		46,963
Average recorded investments on impaired loans	152,234
Recognized interest income on impaired loans	3,474
Card [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	151,004		149,953
Card [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	1,744	[3]	1,766	[3]
UNBC [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	38,547		55,197
Unpaid principal balance of impaired loans	48,582		68,452
Related allowance	3,620		9,793
Average recorded investments on impaired loans	46,823
Recognized interest income on impaired loans	391
UNBC [Member] | Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	28,457		51,530
UNBC [Member] | Not Requiring An Impairment Allowance [Member]
Financing Receivable, Impaired [Line Items]
Impaired loans	¥ 10,090	[3]	¥ 3,667	[3]

[1]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥1,687 million at September 30, 2011.
[2]	In addition to impaired loans presented in the above table, there were loans held for sale that were impaired of ¥4,726 million at March 31, 2011.
[3]	These loans do not require an allowance for credit losses under the guidance on accounting by creditors for impairment of a loan since the fair values of the impaired loans equal or exceed the recorded investments in the loans.

Loans And Allowance For Credit Losses (Credit Quality Indicators of Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	¥ 60,541,470		¥ 60,387,764
Loans, Close Watch	5,066,358		5,419,407
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	801,279		748,040
Loans classified by borrowing grade, Total	66,409,107	[1]	66,555,211	[1]
Credit Quality By Risk Ratings [Abstract]
UNBC's FDIC covered loans acquired with deteriorated credit quality and small business loans which are not individually rated	156,520		181,850
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	44,521,871		45,354,265
Loans, Close Watch	4,121,114		4,357,196
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	720,797		686,431
Loans classified by borrowing grade, Total	49,363,782	[1]	50,397,892	[1]
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	10,392,185		9,957,029
Loans, Close Watch	984,561		1,141,101
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	152,186		137,275
Loans classified by borrowing grade, Total	11,528,932	[1]	11,235,405	[1]
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	948,850		1,007,788
Loans, Close Watch	219,897		223,791
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	42,197		48,306
Loans classified by borrowing grade, Total	1,210,944	[1]	1,279,885	[1]
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	9,483,720		9,793,308
Loans, Close Watch	984,103		1,023,691
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	113,351		128,401
Loans classified by borrowing grade, Total	10,581,174	[1]	10,945,400	[1]
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	2,671,049		2,878,813
Loans, Close Watch	413,556		445,863
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	77,421		74,234
Loans classified by borrowing grade, Total	3,162,026	[1]	3,398,910	[1]
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	7,224,137		7,411,408
Loans, Close Watch	815,547		829,277
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	193,115		171,870
Loans classified by borrowing grade, Total	8,232,799	[1]	8,412,555	[1]
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	2,977,563		3,110,731
Loans, Close Watch	283,555		298,554
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	7,942		7,238
Loans classified by borrowing grade, Total	3,269,060	[1]	3,416,523	[1]
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	1,087,170		1,074,367
Loans, Close Watch	116,517		140,614
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	38,121		32,978
Loans classified by borrowing grade, Total	1,241,808	[1]	1,247,959	[1]
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	7,940,645		8,210,660
Loans, Close Watch	174,176		156,090
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	42,932		36,163
Loans classified by borrowing grade, Total	8,157,753	[1]	8,402,913	[1]
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	1,796,552		1,910,161
Loans, Close Watch	129,202		98,215
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	53,532		49,966
Loans classified by borrowing grade, Total	1,979,286	[1]	2,058,342	[1]
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	15,982,209		14,992,355
Loans, Close Watch	884,337		1,006,010
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	60,247		39,490
Loans classified by borrowing grade, Total	16,926,793	[1]	16,037,855	[1]
Commercial [Member] | Loans Acquired With Deteriorated Credit Quality [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans, Normal	37,390		41,144
Loans, Close Watch	60,907		56,201
Loans, Likely to become Bankrupt or Legally/Virtually Bankrupt	20,235		22,119
Loans classified by borrowing grade, Total	118,532	[1]	119,464	[1]
Residential [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	15,760,046	[1]	16,150,015	[1]
Loans, Accrual	15,628,225		16,015,242
Loans, Nonaccrual	131,821		134,773
Card [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	807,330	[1]	872,043	[1]
Loans, Accrual	676,840		727,880
Loans, Nonaccrual	130,490		144,163
UNBC [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans classified by borrowing grade, Total	3,834,191	[1],[2]	3,780,565	[1],[3]
Risk Rating Based On The Number Of Delinquencies:
Loans classified by risk ratings based on number of delinquencies, Accrual	1,778,886		1,715,853
Loans classified by risk ratings based on number of delinquencies, Nonaccrual	21,393		21,595
Risk Ratings Based On Internal Credit Ratings:
Loans, Pass	1,828,212		1,767,355
Loans, Criticized	¥ 205,700		¥ 275,762

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include FDIC covered loans and small business loans which are not individually rated totaling ¥156,520 million. See Note 5 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include Federal Deposit Insurance Corporation ("FDIC") covered loans and small business loans which are not individually rated totaling ¥181,850 million. See Note 5 for more information on FDIC covered loans.

Loans And Allowance For Credit Losses (Age Analysis Of Past Due Loans By Class) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	¥ 198,461		¥ 208,085
Loans, greater than 3 months past due	243,676		334,911
Loans, total past due	442,137		542,996
Loans, current	86,268,775		86,715,329
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	86,710,912	[1],[2]	87,258,325	[1],[3]
Loans, greater than 90 days past due and accruing	62,804		55,068
FDIC covered loans not subject to the guidance on loans and debt securities acquired with deteriorated credit quality	5,813		9,450
Commercial [Member] | Domestic [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	49,460		55,100
Loans, greater than 3 months past due	89,165		98,225
Loans, total past due	138,625		153,325
Loans, current	49,225,157		50,244,567
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	49,363,782	[1],[2]	50,397,892	[1],[3]
Loans, greater than 90 days past due and accruing	9,737		8,640
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	3,397		10,355
Loans, greater than 3 months past due	12,129		9,485
Loans, total past due	15,526		19,840
Loans, current	11,513,406		11,215,565
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	11,528,932	[1],[2]	11,235,405	[1],[3]
Loans, greater than 90 days past due and accruing	92		30
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	2,044		6,346
Loans, greater than 3 months past due	3,577		4,456
Loans, total past due	5,621		10,802
Loans, current	1,205,323		1,269,083
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,210,944	[1],[2]	1,279,885	[1],[3]
Loans, greater than 90 days past due and accruing	240		42
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,941		6,365
Loans, greater than 3 months past due	25,197		37,688
Loans, total past due	33,138		44,053
Loans, current	10,548,036		10,901,347
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	10,581,174	[1],[2]	10,945,400	[1],[3]
Loans, greater than 90 days past due and accruing	3,243		3,182
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	5,274		6,505
Loans, greater than 3 months past due	7,982		10,317
Loans, total past due	13,256		16,822
Loans, current	3,148,770		3,382,088
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,162,026	[1],[2]	3,398,910	[1],[3]
Loans, greater than 90 days past due and accruing	240		457
Commercial [Member] | Domestic [Member] | Wholesale And Retail [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	11,309		11,774
Loans, greater than 3 months past due	12,000		11,921
Loans, total past due	23,309		23,695
Loans, current	8,209,490		8,388,860
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,232,799	[1],[2]	8,412,555	[1],[3]
Loans, greater than 90 days past due and accruing	466		116
Commercial [Member] | Domestic [Member] | Banks And Other Financial Institutions [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1		24
Loans, greater than 3 months past due	57		6,213
Loans, total past due	58		6,237
Loans, current	3,269,002		3,410,286
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,269,060	[1],[2]	3,416,523	[1],[3]
Loans, greater than 90 days past due and accruing	2		6
Commercial [Member] | Domestic [Member] | Communication And Information Services [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	10,961		5,814
Loans, greater than 3 months past due	4,910		5,047
Loans, total past due	15,871		10,861
Loans, current	1,225,937		1,237,098
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,241,808	[1],[2]	1,247,959	[1],[3]
Loans, greater than 90 days past due and accruing	19		15
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	909		1,487
Loans, greater than 3 months past due	12,500		4,496
Loans, total past due	13,409		5,983
Loans, current	8,144,344		8,396,930
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	8,157,753	[1],[2]	8,402,913	[1],[3]
Loans, greater than 90 days past due and accruing	13		4
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	7,624		6,430
Loans, greater than 3 months past due	10,813		8,602
Loans, total past due	18,437		15,032
Loans, current	1,960,849		2,043,310
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	1,979,286	[1],[2]	2,058,342	[1],[3]
Loans, greater than 90 days past due and accruing	5,422		4,788
Commercial [Member] | Foreign-Excluding UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	1,802		1,068
Loans, greater than 3 months past due	11,763		74,054
Loans, total past due	13,565		75,122
Loans, current	16,913,228		15,962,733
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	16,926,793	[1],[2]	16,037,855	[1],[3]
Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	94,966		93,200
Loans, greater than 3 months past due	59,099		55,485
Loans, total past due	154,065		148,685
Loans, current	15,584,491		15,978,909
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	15,738,556	[1],[2]	16,127,594	[1],[3]
Loans, greater than 90 days past due and accruing	52,932		46,265
Card [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	28,983		34,107
Loans, greater than 3 months past due	60,479		79,196
Loans, total past due	89,462		113,303
Loans, current	702,440		742,264
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	791,902	[1],[2]	855,567	[1],[3]
UNBC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans, 1-3 months past due	23,250		24,610
Loans, greater than 3 months past due	23,170		27,951
Loans, total past due	46,420		52,561
Loans, current	3,843,459		3,786,856
Loans, excluding loans held for sale and loans acquired with deteriorated credit quality	3,889,879	[1],[2]	3,839,417	[1],[3]
Loans, greater than 90 days past due and accruing	¥ 135		¥ 163

[1]	Total loans in the above table do not include loans held for sale.
[2]	Total loans of UNBC do not include ¥5,813 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.
[3]	Total loans of UNBC do not include ¥9,450 million of FDIC covered loans which are not subject to the guidance on loans and debt securities acquired with deteriorated credit quality. See Note 5 for more information on FDIC covered loans.

Loans And Allowance For Credit Losses (Changes In The Allowance For Credit Losses By Portfolio Segment And Recorded Investment In Loans By Portfolio Segment) (Details) (JPY ¥)
In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010		Mar. 31, 2011
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	¥ 1,240,456		¥ 1,315,615
Provision for credit losses	89,342		186,314
Charge-offs	(117,598)		(215,169)
Less-Recoveries	22,679		22,250
Net charge-offs			(192,919)
Others	(6,722)	[1]	(14,739)	[1]
Balance at end of period	1,228,157		1,294,271
Allowance for credit losses, Total	1,228,157		1,294,271
Loans by portfolio segment, Total	86,967,194	[2]			87,539,684	[2]
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	895,611
Provision for credit losses	69,300
Charge-offs	(65,294)
Less-Recoveries	19,061
Others	(5,909)	[1]
Balance at end of period	912,769
Allowance for credit losses, Total	912,769
Loans by portfolio segment, Total	66,409,107	[2]			66,555,211	[2]
Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	165,215
Provision for credit losses	16,404
Charge-offs	(12,322)
Less-Recoveries	113
Balance at end of period	169,410
Allowance for credit losses, Total	169,410
Loans by portfolio segment, Total	15,760,046	[2]			16,150,015	[2]
Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	82,607
Provision for credit losses	19,695
Charge-offs	(23,926)
Less-Recoveries	889
Balance at end of period	79,265
Allowance for credit losses, Total	79,265
Loans by portfolio segment, Total	807,330	[2]			872,043	[2]
UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	97,023
Provision for credit losses	(16,057)
Charge-offs	(16,056)
Less-Recoveries	2,616
Others	(813)	[1]
Balance at end of period	66,713
Allowance for credit losses, Total	66,713
Loans by portfolio segment, Total	3,990,711	[2]			3,962,415	[2]
Allowance For Credit Losses [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	775,437				731,133
Allowance for credit losses, Collectively evaluated for impairment	412,012				474,338
Allowance for credit losses, Loans acquired with deteriorated credit quality	40,708				34,985
Allowance For Credit Losses [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	630,901				587,863
Allowance for credit losses, Collectively evaluated for impairment	245,624				277,130
Allowance for credit losses, Loans acquired with deteriorated credit quality	36,244				30,618
Allowance For Credit Losses [Member] | Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	90,196				86,514
Allowance for credit losses, Collectively evaluated for impairment	76,382				76,734
Allowance for credit losses, Loans acquired with deteriorated credit quality	2,832				1,967
Allowance For Credit Losses [Member] | Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	50,720				46,963
Allowance for credit losses, Collectively evaluated for impairment	28,205				35,265
Allowance for credit losses, Loans acquired with deteriorated credit quality	340				379
Allowance For Credit Losses [Member] | UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses, Individually evaluated for impairment	3,620				9,793
Allowance for credit losses, Collectively evaluated for impairment	61,801				85,209
Allowance for credit losses, Loans acquired with deteriorated credit quality	1,292				2,021
Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	1,910,981				1,848,348
Loans, Collectively evaluated for impairment	84,805,744				85,419,427
Loans acquired with deteriorated credit quality	250,469				271,909
Loans [Member] | Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	1,405,263				1,341,679
Loans, Collectively evaluated for impairment	64,885,312				65,094,068
Loans acquired with deteriorated credit quality	118,532				119,464
Loans [Member] | Residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	315,472				300,756
Loans, Collectively evaluated for impairment	15,423,084				15,826,839
Loans acquired with deteriorated credit quality	21,490				22,420
Loans [Member] | Card [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	151,699				150,716
Loans, Collectively evaluated for impairment	640,203				704,851
Loans acquired with deteriorated credit quality	15,428				16,476
Loans [Member] | UNBC [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Loans, Individually evaluated for impairment	38,547				55,197
Loans, Collectively evaluated for impairment	3,857,145				3,793,669
Loans acquired with deteriorated credit quality	¥ 95,019				¥ 113,549

[1]	Others principally include gains from foreign exchange translation.
[2]	Total loans in the above table do not include loans held for sale.

Loans And Allowance For Credit Losses (Principal Amounts Related To Assets And Liabilities Of The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
Principal amounts of commercial loans in trusts	¥ 25,195	¥ 25,638
Senior beneficial interests retained by the MUFG Group	22,433	22,854
Subordinated beneficial interest sold to investors	2,762	2,784
Total beneficial interests	¥ 25,195	¥ 25,638

Loans And Allowance For Credit Losses (Key Economic Assumptions Used In Measuring Fair Value Of The Senior Beneficial Interests) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Loans And Allowance For Credit Losses [Abstract]
One month forward rate minimum	(0.25%)	(0.22%)
One month forward rate maximum	0.78%	0.79%
Credit spread minimum	2.64%	2.80%
Credit spread maximum	6.81%	7.20%

Loans And Allowance For Credit Losses (Sensitivities Of The Fair Value To An Immediate Adverse Change) (Details)	6 Months Ended	12 Months Ended
	Sep. 30, 2011	Mar. 31, 2011
Impact Of Ten Basis Points Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity one month forward rate change	99.82%	99.85%
Maximum sensitivity one month forward rate change	99.97%	99.92%
Impact Of Twenty Basis Points Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity one month forward rate change	99.64%	99.70%
Maximum sensitivity one month forward rate change	99.94%	99.84%
Impact Of Ten Percent Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity credit spread change	98.86%	99.02%
Maximum sensitivity credit spread change	99.93%	99.79%
Impact Of Twenty Percent Adverse Change [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Minimum sensitivity credit spread change	97.72%	98.04%
Maximum sensitivity credit spread change	99.85%	99.57%

Loans And Allowance For Credit Losses (Cash Flows Between The MUFG Group And The Special Purpose Entity) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Loans And Allowance For Credit Losses [Abstract]
Cash flows from collections received on senior beneficial interests	¥ 422	¥ 9,730
Cash flows from dividends on senior beneficial interests	63	127
Service fees collected	¥ 1	¥ 2

Goodwill And Other Intangible Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010 Union Bank N.A. [Member]	Sep. 30, 2011 Intangible Assets Subject To Amortization [Member] Customer Relationships, Integrated Trust Assets Business Group [Member]	Sep. 30, 2011 Intangible Assets Not Subject To Amortization [Member] Contractual Rights Of A Business Alliance, Integrated Retail Banking Business Group [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Impairment losses on intangible assets during the period	¥ 27,040	¥ 16,363		¥ 18,554	¥ 8,334
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, after acquisition date adjustment, Goodwill			8,068
Business combination by subsidiaries, Recognized identifiable assets acquired and liabilities assumed, after acquisition date adjustment, Core deposit Intangibles			¥ 1,648

Goodwill And Other Intangible Assets (Schedule Of Changes In The Carrying Amount Of Goodwill) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Goodwill And Other Intangible Assets [Abstract]
Beginning goodwill before accumulated impairment	¥ 2,103,948	¥ 2,122,054
Accumulated impairment losses, beginning balance	(1,740,556)	(1,740,556)
Goodwill beginning balance	363,392	381,498
Goodwill acquired during the six months		8,068
Foreign currency translation adjustments and other	(2,620)	(8,801)
Ending goodwill before accumulated impairment	2,101,328	2,121,321
Accumulated impairment losses, ending balance	(1,740,556)	(1,740,556)
Goodwill ending balance	¥ 360,772	¥ 380,765

Goodwill And Other Intangible Assets (Other Intangible Assets, Net Carrying Amount By Major Class Of Intangible Assets) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	¥ 927,596	¥ 991,521
Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	913,407	926,800
Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	14,189	64,721
Indefinite-Lived Customer Relationships [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)		42,224
Indefinite-Lived Trade Names [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	4,459	4,459
Other Intangible Assets Not Subject To Amortization [Member] | Intangible Assets Not Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	9,730	18,038
Software [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	526,007	534,462
Core Deposit Intangibles [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	233,604	255,208
Customer Relationships [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	112,160	94,235
Trade Names [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	40,250	41,370
Other Intangible Assets Subject To Amortization [Member] | Intangible Assets Subject To Amortization [Member]
Intangible Assets, Net (Excluding Goodwill) [Line Items]
Intangible Assets, Net (Excluding Goodwill)	¥ 1,386	¥ 1,525

Pledged Assets (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Pledged Assets [Abstract]
Investment securities, pledged as collateral for acting as a collection agent for public funds	¥ 17,778,710
Cash collateral paid for derivative transactions included in other assets	815,444	766,617
Cash collateral received for derivative transactions included in other liabilities	¥ 499,557	¥ 337,192

Pledged Assets (Schedule Of Assets Mortgaged, Pledged Or Otherwise Subject To Liens) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Pledged Assets [Abstract]
Trading account securities	¥ 12,465,402
Investment securities	6,695,421
Loans	6,719,371
Other	57,663
Total	¥ 25,937,857

Pledged Assets (Schedule Of Pledged Assets Classified By Type Of Liabilities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011
Pledged Assets [Abstract]
Deposits	¥ 226,226
Call money and funds purchased	535,145
Payables under repurchase agreements and securities lending transactions	14,631,886
Other short-term borrowings and long-term debt	10,500,933
Other	43,667
Total	¥ 25,937,857

Severance Indemnities And Pension Plans (Components Of Net Periodic Costs Of Pension Benefits) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	¥ 20,002	¥ 19,337
Interest costs on projected benefit obligation	16,073	16,947
Expected return on plan assets	(28,002)	(28,427)
Amortization of net actuarial loss	14,018	7,019
Amortization of prior service cost	(5,270)	(5,230)
Amortization of net obligation at transition
Loss on settlement and curtailment	3,151	2,269
Net periodic benefit cost	19,972	11,915
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	3,036	3,181
Interest costs on projected benefit obligation	5,458	5,642
Expected return on plan assets	(7,315)	(7,869)
Amortization of net actuarial loss	1,922	1,864
Amortization of prior service cost	15	17
Amortization of net obligation at transition
Loss on settlement and curtailment
Net periodic benefit cost	3,116	2,835
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost-benefits earned during the period	536	471
Interest costs on projected benefit obligation	618	684
Expected return on plan assets	(566)	(565)
Amortization of net actuarial loss	250	259
Amortization of prior service cost	(29)	(32)
Amortization of net obligation at transition	54	60
Loss on settlement and curtailment
Net periodic benefit cost	¥ 863	¥ 877

Severance Indemnities And Pension Plans (Schedule Of Contributions To The Plan Assets) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Foreign Offices And Subsidiaries, Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		¥ 1.4
For the remainder of the fiscal year ending March 31, 2012	1.2
Domestic Subsidiaries, Pension Benefits And SIP [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		21.4
For the remainder of the fiscal year ending March 31, 2012	23.2
Foreign Offices And Subsidiaries, Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the six months ended September 30, 2011		0.6
For the remainder of the fiscal year ending March 31, 2012	¥ 0.6

Preferred Stock (Narrative) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011	Apr. 01, 2010
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	¥ 442,100	¥ 442,100
Class 1 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	122,100	122,100
Class 3 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	125,000	125,000
Preferred stock, shares acquired			100,000,000
Preferred stock, shares cancelled			100,000,000
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, Value included in capital stock	¥ 195,000	¥ 195,000

Preferred Stock (Schedule Of Preferred Stock Authorized, Issued And Outstanding) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Class of Stock [Line Items]
Aggregate amount of liquidation preference	¥ 390,001	¥ 390,001
Class 3 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	120,000,000	120,000,000
Aggregate amount of liquidation preference
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	400,000,000	400,000,000
Number of shares-outstanding	156,000,000	156,000,000
Aggregate amount of liquidation preference	390,000	390,000
Class 6 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Aggregate amount of liquidation preference
Class 7 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	200,000,000	200,000,000
Aggregate amount of liquidation preference
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares-authorized	1,000	1,000
Number of shares-outstanding	1,000	1,000
Aggregate amount of liquidation preference	¥ 1	¥ 1

Noncontrolling Interests (Changes In MUFG's Ownership Interests In Subsidiaries) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Noncontrolling Interests [Abstract]
Net income attributable to Mitsubishi UFJ Financial Group	¥ 190,964	¥ 582,870
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Change in ownership interest of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. in connection with the securities joint venture (Note 18)		20,550
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders, Issuance of new shares of Mitsubishi UFJ Morgan Stanley Securities Co., Ltd. (Note 18)	(12,000)
Transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest holders, Other	(165)	39
Net transfers from (to) the noncontrolling interest shareholders	(12,165)	20,589
Change from net income attributable to Mitsubishi UFJ Financial Group and transactions between Mitsubishi UFJ Financial Group and the noncontrolling interest shareholders	¥ 178,799	¥ 603,459

Earnings Per Common Share Applicable To Common Shareholders Of MUFG (Narrative) (Details) In Thousands, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Weighted average number of MUFG's common shares, Basic	14,138,985	14,133,196
Weighted average number of MUFG's common shares, Diluted	14,153,244	14,144,658
Class 11 Preferred Stock [Member]
Preferred stock conversion price	865.9	865.9

Derivative Financial Instruments (Narrative) (Details) (JPY ¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011
Derivative Financial Instruments [Abstract]
Weighted average remaining life of currently active cash flow hedges, years	1.9
Terminated notional amount of interest rate swaps	¥ 80,700,000,000
Issuance of fixed rate debt	80,700,000,000
Related unrealized gain, which will be amortized into interest expense over the life of the debt, at termination	1,149,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate caps on LIBOR indexed borrowings	80,700,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate swaps on LIBOR indexed borrowings	92,800,000,000
Notional amount to hedge the risk of changes in cash flows, interest rate caps on issuances of short-term, fixed rate CDs	242,200,000,000
Estimated cash flow hedge gain (loss) reclassified to earnings, net		689,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, carrying value			13,000,000,000	19,000,000,000
Derivative instruments, offsetting derivative contracts with identical underlying referenced entities, notional value			2,621,000,000,000	2,848,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, fair value			4,000,000,000,000	3,800,000,000,000
Derivative instruments with credit risk related contingent features in a liability position, posted collateral			295,000,000,000	346,000,000,000
Derivative instruments, contingent additional collateral			147,000,000,000	218,000,000,000
Derivative instruments, contingent termination payments			¥ 103,000,000,000	¥ 147,000,000,000

Derivative Financial Instruments (Summary Of The Notional Amount Of Derivative Contracts) (Details) (JPY ¥) In Trillions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Interest Rate Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	¥ 966.9	[1]	¥ 967.6	[1]
Foreign Exchange Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	123.8	[1]	121.6	[1]
Equity Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	3	[1]	2.1	[1]
Commodity Contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1.9	[1]	2	[1]
Credit Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	6.7	[1]	7.1	[1]
Other Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	1.2	[1]	1.2	[1]
Total Derivatives [Member]
Derivative [Line Items]
Notional Amount of Derivatives	¥ 1,103.5	[1]	¥ 1,101.6	[1]

[1]	Includes both written and purchased position.

Derivative Financial Instruments (Summary Of Fair Value Information On Derivative Instruments Recorded On Condensed Consolidated Balance Sheets) (Details) (JPY ¥)
In Billions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	¥ 11,859	[1],[2],[3]	¥ 10,035	[1],[2],[3]
Fair value of derivative liabilities	11,287	[1],[2],[3]	9,761	[1],[2],[3]
Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8,683	[1],[2],[3]	7,422	[1],[2],[3]
Fair value of derivative liabilities	8,643	[1],[2],[3]	7,330	[1],[2],[3]
Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	2,884	[1],[2],[3]	2,315	[1],[2],[3]
Fair value of derivative liabilities	2,474	[1],[2],[3]	2,279	[1],[2],[3]
Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	64	[1],[2],[3]	82	[1],[2],[3]
Fair value of derivative liabilities	93	[1],[2],[3]	85	[1],[2],[3]
Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	160	[1],[2],[3]	171	[1],[2],[3]
Fair value of derivative liabilities	127	[1],[2],[3]	137	[1],[2],[3]
Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	67	[1],[2],[3]	45	[1],[2],[3]
Fair value of derivative liabilities	60	[1],[2],[3]	47	[1],[2],[3]
Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1	[1],[2],[3]
Fair value of derivative liabilities	(110)	[1],[2],[3],[4]	(117)	[1],[2],[3],[4]
Not Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	11,859	[1],[3],[5]	10,033	[1],[3],[5]
Fair value of derivative liabilities	11,287	[1],[3],[5]	9,761	[1],[3],[5]
Not Designated As Hedges [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	8,683	[1],[3],[5]	7,420	[1],[3],[5]
Fair value of derivative liabilities	8,643	[1],[3],[5]	7,330	[1],[3],[5]
Not Designated As Hedges [Member] | Foreign Exchange Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	2,884	[1],[3],[5]	2,315	[1],[3],[5]
Fair value of derivative liabilities	2,474	[1],[3],[5]	2,279	[1],[3],[5]
Not Designated As Hedges [Member] | Equity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	64	[1],[3],[5]	82	[1],[3],[5]
Fair value of derivative liabilities	93	[1],[3],[5]	85	[1],[3],[5]
Not Designated As Hedges [Member] | Commodity Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	160	[1],[3],[5]	171	[1],[3],[5]
Fair value of derivative liabilities	127	[1],[3],[5]	137	[1],[3],[5]
Not Designated As Hedges [Member] | Credit Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	67	[1],[3],[5]	45	[1],[3],[5]
Fair value of derivative liabilities	60	[1],[3],[5]	47	[1],[3],[5]
Not Designated As Hedges [Member] | Other Derivatives [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets	1	[1],[3],[5]
Fair value of derivative liabilities	(110)	[1],[3],[4],[5]	(117)	[1],[3],[4],[5]
Designated As Hedges [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets			2	[1],[3],[6]
Designated As Hedges [Member] | Interest Rate Contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative assets			¥ 2	[1],[3],[6]

[1]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[2]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[3]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 16.
[4]	Others include bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.
[5]	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
[6]	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by UNBC. The derivative instruments which are designated as a hedging instrument are presented in Other assets or Other liabilities.

Derivative Financial Instruments (Schedule Of Gains And Losses For Trading And Risk Management Derivatives (Not Designated As Hedging Instruments)) (Details) (JPY ¥)
In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ 191	¥ 352
Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	90	113
Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	46	159
Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	46	102
Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	13	(1)
Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	8	(7)
Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	(12)	(14)
Foreign Exchange Gains (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	46	159
Foreign Exchange Gains (Losses)-Net [Member] | Foreign Exchange Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	46	159
Trading Account Profits (Losses)-Net [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	145	193
Trading Account Profits (Losses)-Net [Member] | Interest Rate Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	90	113
Trading Account Profits (Losses)-Net [Member] | Equity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	46	102
Trading Account Profits (Losses)-Net [Member] | Commodity Contracts [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	13	(1)
Trading Account Profits (Losses)-Net [Member] | Credit Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	8	(7)
Trading Account Profits (Losses)-Net [Member] | Other Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Gains and losses recognized for trading and risk management derivatives	¥ (12)	¥ (14)

Derivative Financial Instruments (Schedule Of Gains And Losses For Derivatives Designated As Cash Flow Hedges) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	¥ (1)	¥ (1)
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)		3
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) recognized in Accumulated Other Changes in Equity from Nonowner Sources on derivative instruments (effective portion)	(1)	(1)
Interest Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges, gains (losses) reclassified from Accumulated Other Changes in Equity from Nonowner Sources into income (effective portion)		¥ 3

Derivative Financial Instruments (Summary Of Protection Sold Through Credit Default Swaps And Credit-Linked Notes) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	¥ 660,959		¥ 729,636
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,927,712		2,069,359
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	121,248		73,960
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,709,919		2,872,955
Credit default swaps, estimated fair value, (Asset)/Liability	15,483	[1]	(12,260)	[1]
Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	78,478		96,641
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	68,954		93,510
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	110,476		86,016
Credit default swaps sold, maximum potential/notional amount of future payment, Total	257,908		276,167
Credit default swaps, estimated fair value, (Asset)/Liability	4,717	[1]	(830)	[1]
Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	60,584		30,669
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	338,115		404,643
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	12,000		2,000
Credit default swaps sold, maximum potential/notional amount of future payment, Total	410,699		437,312
Credit default swaps, estimated fair value, (Asset)/Liability	(248)	[1]	(7,390)	[1]
Total Index And Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	139,062		127,310
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	407,069		498,153
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	122,476		88,016
Credit default swaps sold, maximum potential/notional amount of future payment, Total	668,607		713,479
Credit default swaps, estimated fair value, (Asset)/Liability	4,469	[1]	(8,220)	[1]
Total Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	800,021		856,946
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	2,334,781		2,567,512
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	243,724		161,976
Credit default swaps sold, maximum potential/notional amount of future payment, Total	3,378,526		3,586,434
Credit default swaps, estimated fair value, (Asset)/Liability	19,952	[1]	(20,480)	[1]
Credit-Linked Notes [Member]
Credit Derivatives [Line Items]
Credit-linked notes, maximum potential/notional amount of future payment expiring in 1-5 years	94,493	[2]	33,217	[2]
Credit-linked notes, maximum potential/notional amount of future payment expiring in more than 5 years	89,075	[2]	174,436	[2]
Credit-linked notes, maximum potential/notional amount of future payment, Total	183,568	[2]	207,653	[2]
Credit-linked notes, estimated fair value, (Asset)/Liability	(97,874)	[1],[2]	(117,870)	[1],[2]
Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	540,123	[3]	611,719	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	1,739,886	[3]	1,876,565	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	117,662	[3]	73,711	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	2,397,671	[3]	2,561,995	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	9,067	[1],[3]	(10,589)	[1],[3]
Investment Grade [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	50,812	[3]	93,121	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,980	[3]	47,755	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	110,476	[3]	86,016	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	192,268	[3]	226,892	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	4,350	[1],[3]	(661)	[1],[3]
Investment Grade [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	39,176	[3]	30,669	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	316,978	[3]	367,549	[3]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	12,000	[3]	2,000	[3]
Credit default swaps sold, maximum potential/notional amount of future payment, Total	368,154	[3]	400,218	[3]
Credit default swaps, estimated fair value, (Asset)/Liability	(453)	[1],[3]	(7,247)	[1],[3]
Non-Investment Grade [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	111,764		108,045
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	170,492		179,289
Credit default swaps sold, maximum potential/notional amount of future payment expiring in more than 5 years	3,586		249
Credit default swaps sold, maximum potential/notional amount of future payment, Total	285,842		287,583
Credit default swaps, estimated fair value, (Asset)/Liability	6,404	[1]	(1,611)	[1]
Non-Investment Grade [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	27,666		3,520
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	30,248		36,908
Credit default swaps sold, maximum potential/notional amount of future payment, Total	57,914		40,428
Credit default swaps, estimated fair value, (Asset)/Liability	406	[1]	15	[1]
Non-Investment Grade [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	20,235
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	11,402		30,155
Credit default swaps sold, maximum potential/notional amount of future payment, Total	31,637		30,155
Credit default swaps, estimated fair value, (Asset)/Liability	(20)	[1]	(383)	[1]
Not Rated [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	9,072		9,872
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	17,334		13,505
Credit default swaps sold, maximum potential/notional amount of future payment, Total	26,406		23,377
Credit default swaps, estimated fair value, (Asset)/Liability	12	[1]	(60)	[1]
Not Rated [Member] | Index And Basket Credit Default Swaps Held By BTMU [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	7,726		8,847
Credit default swaps sold, maximum potential/notional amount of future payment, Total	7,726		8,847
Credit default swaps, estimated fair value, (Asset)/Liability	(39)	[1]	(184)	[1]
Not Rated [Member] | Index And Basket Credit Default Swaps Held By MUSHD [Member]
Credit Derivatives [Line Items]
Credit default swaps sold, maximum potential/notional amount of future payment expiring in less than 1 year	1,173
Credit default swaps sold, maximum potential/notional amount of future payment expiring in 1-5 years	9,735		6,939
Credit default swaps sold, maximum potential/notional amount of future payment, Total	10,908		6,939
Credit default swaps, estimated fair value, (Asset)/Liability	¥ 225	[1]	¥ 240	[1]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	Fair value amounts shown represent the fair value of the hybrid instruments.
[3]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.

Derivative Financial Instruments (Previously Reported Amounts And Adjusted Amounts In Relation To Credit Risk, Liquidity Risk And Credit-Risk-Related Contingent Features) (Details) (JPY ¥)	Sep. 30, 2011	Mar. 31, 2011
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position	¥ 4,000,000,000,000	¥ 3,800,000,000,000
Posted collateral	295,000,000,000	346,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade	147,000,000,000	218,000,000,000
As Previously Reported [Member]
Aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position		3,500,000,000,000
Posted collateral		329,000,000,000
Additional collateral which could be requested if the MUFG Group's debt falls below investment grade		¥ 204,000,000,000

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Or Notional Amounts Of Guarantees) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 151,107		¥ 163,529
Other Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	122		130
Liabilities Of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	4,437		4,931
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	141,253	[1]	152,663	[1]
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	1,961		2,213
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount	¥ 3,334		¥ 3,592

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Maximum Potential Amount Of Future Payments Classified Based Upon Internal Credit Ratings) (Details) (JPY ¥)
In Billions, unless otherwise specified	6 Months Ended		12 Months Ended
	Sep. 30, 2011		Mar. 31, 2011
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	¥ 5,003		¥ 5,503
Maximum potential/Contractual or Notional amount by borrower grade, close watch	258	[1]	264	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	15	[2]	15	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	19		23
Maximum potential/Contractual or Notional amount	5,295		5,805
Standby Letters Of Credit And Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	3,101		3,356
Maximum potential/Contractual or Notional amount by borrower grade, close watch	211	[1]	215	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	14	[2]	13	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	8		8
Maximum potential/Contractual or Notional amount	3,334		3,592
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential/Contractual or Notional amount by borrower grade, normal	1,902		2,147
Maximum potential/Contractual or Notional amount by borrower grade, close watch	47	[1]	49	[1]
Maximum potential/Contractual or Notional amount by borrower grade, likely to become bankrupt or legally/virtually bankrupt	1	[2]	2	[2]
Maximum potential/Contractual or Notional amount by borrower grade, not rated	11		15
Maximum potential/Contractual or Notional amount	¥ 1,961		¥ 2,213

[1]	Borrowers classified as Close Watch represent those that require close monitoring as the borrower has begun to exhibit elements of potential concern with respect to its business performance and financial condition, the borrower has begun to exhibit elements of serious concern with respect to its business performance and financial condition, including business problems requiring long-term solutions, or the borrower's loans have been deemed restructured loans or loans contractually past due 90 days or more for special reasons.
[2]	Borrowers classified as Likely to Become Bankrupt or Legally/Virtually Bankrupt represent those that have a higher probability of default than those categorized as Close Watch due to serious debt repayment problems with poor progress in achieving restructuring plans, the borrower being considered virtually bankrupt with no prospects for an improvement in business operations, or the borrower being legally bankrupt with no prospects for continued business operations because of non-payment, suspension of business, voluntary liquidation or filing for legal liquidation.

Obligations Under Guarantees And Other Off-Balance Sheet Instruments (Contractual Amounts With Regard To Other Off-Balance-Sheet Instruments) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Other [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 7	¥ 16
Commitments To Extend Credit [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	63,362	62,141
Commitments To Make Investments [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	101	113
Commercial Letters Of Credit [Member]
Schedule Of Contractual Amounts With Regard To Other Off Balance Sheet Instruments [Line Items]
Total contractual amounts with regard to other off-balance-sheet instruments	¥ 682	¥ 641

Contingent Liabilities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Mar. 31, 2011	Jun. 18, 2010
Contingent Liabilities [Abstract]
Previous maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	29.20%
Current maximum permissible interest rate under the Japanese Investment Deposit and Interest Rate Law	20.00%
Gray-zone minimum interest rates stipulated by the Interest Rate Restriction law				15.00%
Gray-zone maximum interest rates stipulated by the Interest Rate Restriction law				20.00%
Allowance for repayment of excess interest	¥ 114,895		¥ 136,906
Provision for repayment of excess interest recognized as part of equity in losses of equity method investee	¥ 0	¥ 27,085

Variable Interest Entities (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entities [Abstract]
Amount of cash and due from banks eliminated for consolidated variable interest entities	¥ 44,688	¥ 36,244
Amount of interest-earning deposits in other banks eliminated for consolidated variable interest entities	79,371	77,083
Amount of trading account assets eliminated for consolidated variable interest entities	1,865	858
Amount of investment securities eliminated for consolidated variable interest entities	9	10
Amount of loans eliminated for consolidated variable interest entities	929,029	993,204
Amount of all other assets eliminated for consolidated variable interest entities	7,636	7,701
Amount of other short-term borrowings eliminated for consolidated variable interest entities	2,961,634	3,179,780
Amount of long-term debt eliminated for consolidated variable interest entities	1,202,320	1,220,590
Amount of all other liabilities eliminated for consolidated variable interest entities	¥ 46,687	¥ 65,341

Variable Interest Entities (Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	¥ 9,855,834	¥ 10,274,663
Trading account assets of consolidated variable interest entities	1,171,097	1,158,121
Cash and due from banks of consolidated variable interest entities	52,793	43,884
Interest-earning deposits in other banks of consolidated variable interest entities	90,186	92,089
Investment securities of consolidated variable interest entities	505,768	493,095
Loans of consolidated variable interest entities	7,744,987	8,150,027
All other assets of consolidated variable interest entities	291,003	337,447
Total consolidated liabilities of consolidated variable interest entities	8,593,482	8,993,489
Other short-term borrowing of consolidated variable interest entities	4,417,958	4,569,304
Long-term borrowing of consolidated variable interest entities	2,739,217	2,891,163
Deposits of consolidated variable interest entities	971,659	1,017,160
All other liabilities of consolidated variable interest entities	464,648	515,862
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	4,895,868	5,080,030
Trading account assets of consolidated variable interest entities	1,281	569
Cash and due from banks of consolidated variable interest entities	28,174	33,432
Interest-earning deposits in other banks of consolidated variable interest entities	40,895	38,418
Investment securities of consolidated variable interest entities	404,276	391,751
Loans of consolidated variable interest entities	4,413,407	4,603,010
All other assets of consolidated variable interest entities	7,835	12,850
Total consolidated liabilities of consolidated variable interest entities	4,901,359	5,085,180
Other short-term borrowing of consolidated variable interest entities	4,291,831	4,434,957
Long-term borrowing of consolidated variable interest entities	203,000	227,120
All other liabilities of consolidated variable interest entities	406,528	423,103
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	172,832	171,509
Trading account assets of consolidated variable interest entities	10,593	14,200
Cash and due from banks of consolidated variable interest entities	585	273
Interest-earning deposits in other banks of consolidated variable interest entities	1,574	1,524
Investment securities of consolidated variable interest entities	2,025	2,025
Loans of consolidated variable interest entities	147,478	146,287
All other assets of consolidated variable interest entities	10,577	7,200
Total consolidated liabilities of consolidated variable interest entities	171,080	156,387
Other short-term borrowing of consolidated variable interest entities	11,509	17,077
Long-term borrowing of consolidated variable interest entities	158,584	138,577
All other liabilities of consolidated variable interest entities	987	733
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	1,302,282	1,342,526
Trading account assets of consolidated variable interest entities	1,108,070	1,113,959
Cash and due from banks of consolidated variable interest entities	23,788	9,872
Interest-earning deposits in other banks of consolidated variable interest entities	16,665	20,102
Investment securities of consolidated variable interest entities	14,709	15,637
Loans of consolidated variable interest entities	166	654
All other assets of consolidated variable interest entities	138,884	182,302
Total consolidated liabilities of consolidated variable interest entities	39,525	69,270
Other short-term borrowing of consolidated variable interest entities	1,885	1,187
Long-term borrowing of consolidated variable interest entities	15,392	17,898
All other liabilities of consolidated variable interest entities	22,248	50,185
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	62,185	46,014
Trading account assets of consolidated variable interest entities	45,525	29,360
Investment securities of consolidated variable interest entities	5,725
Loans of consolidated variable interest entities	10,935	16,654
Total consolidated liabilities of consolidated variable interest entities	62,212	46,082
Long-term borrowing of consolidated variable interest entities	60,972	45,680
All other liabilities of consolidated variable interest entities	1,240	402
Securitization Of The MUFG Group's Assets [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	2,304,498	2,456,025
Trading account assets of consolidated variable interest entities	4,964
Interest-earning deposits in other banks of consolidated variable interest entities	230	209
Loans of consolidated variable interest entities	2,203,790	2,359,936
All other assets of consolidated variable interest entities	95,514	95,880
Total consolidated liabilities of consolidated variable interest entities	2,302,580	2,458,876
Other short-term borrowing of consolidated variable interest entities	31,783	27,400
Long-term borrowing of consolidated variable interest entities	2,269,518	2,429,956
All other liabilities of consolidated variable interest entities	1,279	1,520
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	978,589	1,030,902
Trading account assets of consolidated variable interest entities	664	33
Interest-earning deposits in other banks of consolidated variable interest entities	3,967	4,778
Investment securities of consolidated variable interest entities	78,965	83,609
Loans of consolidated variable interest entities	891,284	938,213
All other assets of consolidated variable interest entities	3,709	4,269
Total consolidated liabilities of consolidated variable interest entities	977,735	1,030,686
Deposits of consolidated variable interest entities	971,659	1,017,160
All other liabilities of consolidated variable interest entities	6,076	13,526
Others [Member]
Variable Interest Entity [Line Items]
Total consolidated assets of consolidated variable interest entities	139,580	147,657
Cash and due from banks of consolidated variable interest entities	246	307
Interest-earning deposits in other banks of consolidated variable interest entities	26,855	27,058
Investment securities of consolidated variable interest entities	68	73
Loans of consolidated variable interest entities	77,927	85,273
All other assets of consolidated variable interest entities	34,484	34,946
Total consolidated liabilities of consolidated variable interest entities	138,991	147,008
Other short-term borrowing of consolidated variable interest entities	80,950	88,683
Long-term borrowing of consolidated variable interest entities	31,751	31,932
All other liabilities of consolidated variable interest entities	¥ 26,290	¥ 26,393

Variable Interest Entities (Schedule Of Assets And Liabilities Of Significant Non-Consolidated Variable Interest Entities) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Variable Interest Entity [Line Items]
On-balance sheet assets, total	¥ 5,485,486	¥ 5,537,483
Total assets of significant non-consolidated variable interest entities	53,789,138	57,141,437
Maximum exposure	6,752,610	6,724,664
On-balance sheet assets, trading account assets	270,802	271,149
On-balance sheet assets, investment securities	1,231,657	1,196,487
On-balance sheet assets, loans	3,971,000	4,057,988
On-balance sheet assets, other assets	12,027	11,859
On-balance sheet liabilities, total	5,958	5,792
On-balance sheet liabilities, all other liabilities	5,958	5,792
Asset-Backed Conduits [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,189,523	1,161,889
Total assets of significant non-consolidated variable interest entities	5,032,630	4,938,696
Maximum exposure	1,704,799	1,681,550
On-balance sheet assets, trading account assets	2,504	596
On-balance sheet assets, investment securities	152,855	144,946
On-balance sheet assets, loans	1,034,164	1,016,347
Investment Funds [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	334,943	434,767
Total assets of significant non-consolidated variable interest entities	9,268,469	12,787,846
Maximum exposure	344,139	441,844
On-balance sheet assets, trading account assets	80,931	132,280
On-balance sheet assets, investment securities	78,386	115,281
On-balance sheet assets, loans	166,962	178,808
On-balance sheet assets, other assets	8,664	8,398
Special Purpose Entities Created For Structured Financing [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,816,153	1,854,368
Total assets of significant non-consolidated variable interest entities	14,154,230	13,503,700
Maximum exposure	2,153,008	2,183,868
On-balance sheet assets, trading account assets	51,349	20,313
On-balance sheet assets, investment securities	70,401	71,840
On-balance sheet assets, loans	1,691,040	1,758,754
On-balance sheet assets, other assets	3,363	3,461
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,087,682	1,008,013
Total assets of significant non-consolidated variable interest entities	12,970,180	15,424,831
Maximum exposure	1,111,951	1,069,179
On-balance sheet assets, trading account assets	115,284	104,612
On-balance sheet assets, investment securities	627,599	561,876
On-balance sheet assets, loans	344,799	341,525
Trust Arrangements [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	25,573	27,252
Total assets of significant non-consolidated variable interest entities	25,738	29,908
Maximum exposure	26,555	28,285
On-balance sheet assets, loans	25,573	27,252
On-balance sheet liabilities, total	5,958	5,791
On-balance sheet liabilities, all other liabilities	5,958	5,791
Others [Member]
Variable Interest Entity [Line Items]
On-balance sheet assets, total	1,031,612	1,051,194
Total assets of significant non-consolidated variable interest entities	12,337,891	10,456,456
Maximum exposure	1,412,158	1,319,938
On-balance sheet assets, trading account assets	20,734	13,348
On-balance sheet assets, investment securities	302,416	302,544
On-balance sheet assets, loans	708,462	735,302
On-balance sheet liabilities, total		1
On-balance sheet liabilities, all other liabilities		¥ 1

Business Segments (Summary Of Net Revenue, Operating Expenses And Profit By Business Segment) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Segment Reporting Information [Line Items]
Net revenue	¥ 1,847.9		¥ 1,879.9
BTMU and MUTB, net revenue	1,209.3		1,208
BTMU and MUTB, net interest income	651.3		689.6
BTMU and MUTB, net fees	263.1		259.6
BTMU and MUTB, other revenue	294.9		258.8
Other than BTMU and MUTB, net revenue	638.6	[1]	671.9	[1]
Operating expenses	1,053.6		1,080.5
Operating profit (loss)	794.3		799.4
Offices outside Japan			500
Integrated Retail Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	644.1		683.7
BTMU and MUTB, net revenue	312.4		320.1
BTMU and MUTB, net interest income	243.1		257
BTMU and MUTB, net fees	65.8		58.9
BTMU and MUTB, other revenue	3.5		4.2
Other than BTMU and MUTB, net revenue	331.7	[1]	363.6	[1]
Operating expenses	450.8		476.1
Operating profit (loss)	193.3		207.6
Integrated Corporate Banking Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	438.5		450
BTMU and MUTB, net revenue	394		400.7
BTMU and MUTB, net interest income	211.9		220.4
BTMU and MUTB, net fees	149.7		152.7
BTMU and MUTB, other revenue	32.4		27.6
Other than BTMU and MUTB, net revenue	44.5	[1]	49.3	[1]
Operating expenses	223		232.3
Operating profit (loss)	215.5		217.7
Integrated Trust Assets Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	77.4		78
BTMU and MUTB, net revenue	28.6		29.8
BTMU and MUTB, net fees	28.6		29.8
Other than BTMU and MUTB, net revenue	48.8	[1]	48.2	[1]
Operating expenses	49.1		48.7
Operating profit (loss)	28.3		29.3
Global Markets [Member]
Segment Reporting Information [Line Items]
Net revenue	388		399.1
BTMU and MUTB, net revenue	366.6		367.2
BTMU and MUTB, net interest income	117.7		151
BTMU and MUTB, net fees	(5.4)		(4.8)
BTMU and MUTB, other revenue	254.3		221
Other than BTMU and MUTB, net revenue	21.4	[1]	31.9	[1]
Operating expenses	48.6		54.5
Operating profit (loss)	339.4		344.6
Other [Member]
Segment Reporting Information [Line Items]
Net revenue	(17.8)		(27)
BTMU and MUTB, net revenue	(21.5)		(23.5)
BTMU and MUTB, net interest income	11.3		0.8
BTMU and MUTB, net fees	(28.4)		(24)
BTMU and MUTB, other revenue	(4.4)		(0.3)
Other than BTMU and MUTB, net revenue	3.7	[1]	(3.5)	[1]
Operating expenses	79.8		76.4
Operating profit (loss)	(97.6)		(103.4)
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Net revenue	317.7		296.1
BTMU and MUTB, net revenue	129.2		113.7
BTMU and MUTB, net interest income	67.3		60.4
BTMU and MUTB, net fees	52.8		47
BTMU and MUTB, other revenue	9.1		6.3
Other than BTMU and MUTB, net revenue	188.5	[1]	182.4	[1]
Operating expenses	202.3		192.5
Operating profit (loss)	115.4		103.6
Integrated Global Business Group [Member] | Other Than UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	182		154.9
BTMU and MUTB, net revenue	129.2		113.7
BTMU and MUTB, net interest income	67.3		60.4
BTMU and MUTB, net fees	52.8		47
BTMU and MUTB, other revenue	9.1		6.3
Other than BTMU and MUTB, net revenue	52.8	[1]	41.2	[1]
Operating expenses	111.7		102.2
Operating profit (loss)	70.3		52.7
Integrated Global Business Group [Member] | UNBC [Member]
Segment Reporting Information [Line Items]
Net revenue	135.7		141.2
Other than BTMU and MUTB, net revenue	135.7	[1]	141.2	[1]
Operating expenses	90.6		90.3
Operating profit (loss)	¥ 45.1		¥ 50.9

[1]	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Business Segments (Reconciliation Of Operating Profit (Loss) From Segments To Consolidated Statements Of Income) (Details) (JPY ¥) In Billions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Business Segments [Abstract]
Operating profit	¥ 794.3	¥ 799.4
Provision for credit losses	(89)	(186)
Foreign exchange gains-net	78	163
Trading account profits-net	330	270
Equity investment securities gains (losses)-net	(118)	24
Debt investment securities losses-net	(119)	(87)
Equity in losses of equity method investees	(515)	(45)
Impairment of intangible assets	(27)	(16)
Other-net	60	28
Income before income tax expense	¥ 394	¥ 950

Fair Value (Narrative) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Fair Value [Abstract]
Estimated period within which underlying investments of private equity funds would be liquidated, year	10
Estimated period within which underlying investments of real estate funds would be liquidated, year	4
Carrying value of nonmarketable securities issued by nonpublic companies	¥ 512	¥ 515
Carrying amounts of investments in equity method investees	¥ 1,126	¥ 771
Minimum days upon notification of which the investment in hedged funds can be redeemed	30
Maximum days upon notification of which the investment in hedged funds can be redeemed	90

Fair Value (Fair Value Of Assets And Liabilities By Level Measured On A Recurring Basis) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	¥ 4,520,144		¥ 3,267,775
Fair Value, Assets Measured on Recurring Basis, Total	91,790,999		83,868,982
Fair Value, Liabilities Measured on Recurring Basis, Total	16,384,115		13,637,878
Trading securities classified as equity securities valued at net asset value	182,278		193,249
Unfunded commitment of trading securities classified as equity securities valued at net asset value	5,428		5,780
Real estate funds classified as other assets valued at net asset value	6,575		7,332
Hedged funds classified as other assets valued at net asset value	3,814		3,986
Private equity funds classified as other assets valued at net asset value	3,572		3,220
Unfunded commitment of real estate funds classified as other assets valued at net asset value	1,676		1,940
Unfunded commitment of hedged funds classified as other assets valued at net asset value	2,217		2,542
Unfunded commitment of private equity funds classified as other assets valued at net asset value	2,155		2,901
Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	67,172,496		61,226,350
Fair Value, Liabilities Measured on Recurring Basis, Total	4,395,435		3,128,352
Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	21,440,806		19,148,718
Fair Value, Liabilities Measured on Recurring Basis, Total	11,836,245		10,352,512
Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Fair Value, Assets Measured on Recurring Basis, Total	3,177,697		3,493,914
Fair Value, Liabilities Measured on Recurring Basis, Total	152,435		157,014
Trading Account Assets [Member] | Trading Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	22,925,754	[1]	18,791,655	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	16,454,180	[1]	12,644,634	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	5,410,790	[1]	5,009,610	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities	1,060,784	[1]	1,137,411	[1]
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	4,553,369		2,872,355
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	4,329,731		2,739,773
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	223,638		132,582
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	119,964		70,279
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	119,964		70,279
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	10,068,296		8,015,165
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,489,207		6,857,423
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,457,996		1,042,185
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	121,093		115,557
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	2,009,834		1,831,440
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,507,264		1,277,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	502,570		554,364
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	3,198,648		2,515,557
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	2,866,861		2,151,410
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	312,578		310,459
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	19,209		53,688
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	13,437		39,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	13,437		39,076
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	411,543		440,303
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	27,356		86,468
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	384,187		353,835
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,936		6,896
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	8,936		6,896
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,124,750		1,457,637
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,124,750		1,457,637
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	1,416,977	[2]	1,542,947	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	768,381	[2]	896,028	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	628,308	[2]	626,028	[2]
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading account assets, Trading securities	20,288	[2]	20,891	[2]
Trading Account Assets [Member] | Trading Derivative Assets [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	11,858,251		10,033,140
Interest rate contracts	8,682,847		7,420,538
Foreign exchange contracts	2,884,245		2,314,500
Equity contracts	64,064		81,778
Commodity contracts	159,845		171,323
Credit derivatives	67,250		45,001
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	39,327		76,514
Interest rate contracts	2,931		14,201
Foreign exchange contracts	144		169
Equity contracts	21,615		48,101
Commodity contracts	14,637		14,043
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	11,710,823		9,854,646
Interest rate contracts	8,664,619		7,391,719
Foreign exchange contracts	2,797,556		2,232,386
Equity contracts	39,413		32,266
Commodity contracts	143,013		154,768
Credit derivatives	66,222		43,507
Trading Account Assets [Member] | Trading Derivative Assets [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading derivative assets	108,101		101,980
Interest rate contracts	15,297		14,618
Foreign exchange contracts	86,545		81,945
Equity contracts	3,036		1,411
Commodity contracts	2,195		2,512
Credit derivatives	1,028		1,494
Investment Securities [Member] | Securities Available For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	56,257,325		54,329,881
Investment Securities [Member] | Securities Available For Sale [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	50,209,234		48,073,048
Investment Securities [Member] | Securities Available For Sale [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	4,086,609		4,053,521
Investment Securities [Member] | Securities Available For Sale [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, securities available for sale	1,961,482		2,203,312
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	3,228,269		3,659,334
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	3,092,847		3,534,077
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	135,222		125,062
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	200		195
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	47,498,170		44,719,622
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	46,510,987		43,813,364
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese National Government And Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	987,183		906,258
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	203,393		200,281
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	202,410		199,227
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	983		1,054
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	888,957		988,791
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	605,054		723,020
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	148,124		135,362
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	135,779		130,409
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	2,902,293		3,139,542
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,165,177		1,131,570
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,737,116		2,007,972
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	1,010,034		1,138,571
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	346		2,587
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	985,212		1,112,201
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	24,476		23,783
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	66,517		30,390
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	60,933		22,243
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	5,584		8,147
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	458,770		452,390
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	402,348		421,598
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	56,422		30,792
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	922		960
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Securities available for sale by type	922		960
Investment Securities [Member] | Other Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	32,808		37,024
Investment Securities [Member] | Other Investment Securities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	1,189		1,116
Investment Securities [Member] | Other Investment Securities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Investment securities, Other investment securities	31,619		35,908
Others [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	716,861	[3],[4]	677,282	[3],[4]
Others [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	469,755	[3],[4]	432,154	[3],[4]
Others [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	231,395	[3],[4]	229,825	[3],[4]
Others [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other Assets	15,711	[3],[4]	15,303	[3],[4]
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	52,924		30,568
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	47,929		27,988
Trading Account Liabilities [Member] | Trading Securities Sold, Not Yet Purchased [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Trading securities sold, not yet purchased	4,995		2,580
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	8,642,925		7,330,318
Foreign exchange contracts	2,473,937		2,279,273
Equity contracts	92,943		84,343
Commodity contracts	126,923		137,269
Credit derivatives	59,846		47,203
Trading derivative liabilities	11,396,574		9,878,406
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	14,619		2,116
Foreign exchange contracts	339		279
Equity contracts	20,260		19,581
Commodity contracts	11,081		8,671
Trading derivative liabilities	46,299		30,647
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	8,559,483		7,253,626
Foreign exchange contracts	2,427,851		2,229,960
Equity contracts	61,284		52,870
Commodity contracts	113,844		127,065
Credit derivatives	58,791		45,407
Trading derivative liabilities	11,221,253		9,708,928
Trading Account Liabilities [Member] | Trading Derivative Liabilities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Interest rate contracts	68,823		74,576
Foreign exchange contracts	45,747		49,034
Equity contracts	11,399		11,892
Commodity contracts	1,998		1,533
Credit derivatives	1,055		1,796
Trading derivative liabilities	129,022		138,831
Obligation To Return Securities Received As Collateral [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	4,520,144		3,267,775
Obligation To Return Securities Received As Collateral [Member] | Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	4,301,207		3,069,717
Obligation To Return Securities Received As Collateral [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Obligations to return securities received as collateral	218,937		198,058
Others Liabilities [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	414,473	[5]	461,129	[5]
Others Liabilities [Member] | Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	391,060	[5]	442,946	[5]
Others Liabilities [Member] | Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Recurring Basis [Line Items]
Other liabilities	¥ 23,413	[5]	¥ 18,183	[5]

[1]	Includes securities under fair value option.
[2]	Includes investments valued at net asset value of ¥193,249 million and ¥182,278 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments at March 31, 2011 and September 30, 2011 are ¥5,780 million and ¥5,428 million, respectively. These investments are mainly hedge funds.
[3]	Includes interest-earning deposits in other banks, receivables under resale agreements, securities under lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivatives designated as hedging instruments.
[4]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2011 were ¥7,332 million, ¥3,986 million and ¥3,220 million, respectively, and those at September 30, 2011 were ¥6,575 million, ¥3,814 million and ¥3,572 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2011 were ¥1,940 million, ¥2,542 million and ¥2,901 million, respectively, and those at September 30, 2011 were ¥1,676 million, ¥2,217 million and ¥2,155 million, respectively.
[5]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Fair Value (Reconciliation Of Assets And Liabilities Measured At Fair Value On A Recurring Basis Using Level 3 Inputs) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	¥ 3,355,083		¥ 3,552,656
Total realized/unrealized gains (losses) included in earnings, assets	(36,253)		1,878
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	2,465		13,214
Purchases, issuances and settlements, assets			(173,176)
Purchases, Assets	531,171
Issuances, Assets	(1,408)
Sales, Assets	(248,887)
Settlements, Assets	(490,966)
Issuances, Liabilities	1,620
Settlements, Liabilities	(9,856)
Transfer into Level 3, assets	159,092	[1]	423,179	[1]
Transfer out of level 3, assets	(221,622)	[1]	(222,972)	[1]
Level 3 assets, ending balance	3,048,675		3,594,779
Change in unrealized gains (losses) included in earnings for assets still held at period end	(32,035)		(10,179)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, liabilities	(9,806)		(23,721)
Total realized gains (losses) included in other changes in equity from nonowner sources, Liabilities	(3,576)		14,786
Purchases, issuances and settlements, liabilities			(1,035)
Transfer into Level 3, liabilities	186	[1]	378	[1]
Transfer out of Level 3, liabilities	(102)	[1]	12,796	[1]
Level 3 liabilities, ending balance	23,413		66,421
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	7,176	[2]	(20,531)
Trading Account Assets [Member] | Trading Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	1,137,411	[3]	1,166,538	[3]
Total realized/unrealized gains (losses) included in earnings, assets	(46,610)	[3],[4]	(13,790)	[3],[4]
Purchases, issuances and settlements, assets			17,218	[3]
Purchases, Assets	344,148	[3]
Sales, Assets	(231,699)	[3]
Settlements, Assets	(123,913)	[3]
Transfer into Level 3, assets	28,366	[1],[3]	54,753	[1],[3]
Transfer out of level 3, assets	(46,919)	[1],[3]	(13,852)	[1],[3]
Level 3 assets, ending balance	1,060,784	[3]	1,210,867	[3]
Change in unrealized gains (losses) included in earnings for assets still held at period end	(37,384)	[3],[4]	(17,528)	[3],[4]
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	115,557		171,534
Total realized/unrealized gains (losses) included in earnings, assets	35		6,281
Purchases, issuances and settlements, assets			(25,090)
Purchases, Assets	136,428
Sales, Assets	(99,616)
Settlements, Assets	(37,304)
Transfer into Level 3, assets	5,993	[1]	10,208	[1]
Level 3 assets, ending balance	121,093		162,933
Change in unrealized gains (losses) included in earnings for assets still held at period end	(777)		3,038
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	554,364		494,987
Total realized/unrealized gains (losses) included in earnings, assets	(21,480)		(13,471)
Purchases, issuances and settlements, assets			60,872
Purchases, Assets	62,353
Sales, Assets	(26,142)
Settlements, Assets	(44,358)
Transfer into Level 3, assets	22,341	[1],[5]	44,545	[1],[5]
Transfer out of level 3, assets	(44,508)	[1],[5]	(12,292)	[1],[5]
Level 3 assets, ending balance	502,570		574,641
Change in unrealized gains (losses) included in earnings for assets still held at period end	(20,603)		(10,054)
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	53,688		56,468
Total realized/unrealized gains (losses) included in earnings, assets	(8,212)		(1,185)
Purchases, issuances and settlements, assets			(4,275)
Purchases, Assets	3
Sales, Assets	(22,845)
Settlements, Assets	(3,425)
Level 3 assets, ending balance	19,209		51,008
Change in unrealized gains (losses) included in earnings for assets still held at period end	(2,691)		(1,631)
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	39,076		17,315
Total realized/unrealized gains (losses) included in earnings, assets	(2,978)		293
Purchases, issuances and settlements, assets			(2,179)
Purchases, Assets	13,458
Sales, Assets	(34,146)
Settlements, Assets	(1,973)
Level 3 assets, ending balance	13,437		15,429
Change in unrealized gains (losses) included in earnings for assets still held at period end	889		296
Trading Account Assets [Member] | Trading Securities [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	353,835		389,061
Total realized/unrealized gains (losses) included in earnings, assets	(16,241)		(6,554)
Purchases, issuances and settlements, assets			(10,556)
Purchases, Assets	131,685
Sales, Assets	(46,003)
Settlements, Assets	(36,678)
Transfer out of level 3, assets	(2,411)	[1]	(1,560)	[1]
Level 3 assets, ending balance	384,187		370,391
Change in unrealized gains (losses) included in earnings for assets still held at period end	(14,874)		(7,717)
Trading Account Assets [Member] | Trading Securities [Member] | Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	20,891		37,173
Total realized/unrealized gains (losses) included in earnings, assets	2,266		846
Purchases, issuances and settlements, assets			(1,554)
Purchases, Assets	221
Sales, Assets	(2,947)
Settlements, Assets	(175)
Transfer into Level 3, assets	32	[1]
Level 3 assets, ending balance	20,288		36,465
Change in unrealized gains (losses) included in earnings for assets still held at period end	672		(1,460)
Trading Account Assets [Member] | Trading Derivatives, Net [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(36,851)		(28,612)
Total realized/unrealized gains (losses) included in earnings, assets	8,887	[4]	18,766	[4]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1,182)		3,531
Purchases, issuances and settlements, assets			(11,510)
Purchases, Assets	92
Issuances, Assets	(1,408)
Settlements, Assets	(8,880)
Transfer into Level 3, assets	28,751	[1]	18,019	[1]
Transfer out of level 3, assets	(10,330)	[1]	7,867	[1]
Level 3 assets, ending balance	(20,921)		8,061
Change in unrealized gains (losses) included in earnings for assets still held at period end	14,289	[4]	22,283	[4]
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Interest Rate Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(59,958)		(45,467)
Total realized/unrealized gains (losses) included in earnings, assets	6,142		6,786
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(17)
Purchases, issuances and settlements, assets			(8,503)
Issuances, Assets	(14)
Settlements, Assets	(1,870)
Transfer into Level 3, assets	2,875	[1]	5,841	[1]
Transfer out of level 3, assets	(684)	[1]	8,277	[1]
Level 3 assets, ending balance	(53,526)		(33,066)
Change in unrealized gains (losses) included in earnings for assets still held at period end	(577)		1,838
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Foreign Exchange Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	32,911		6,440
Total realized/unrealized gains (losses) included in earnings, assets	88		12,015
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1,177)		3,546
Purchases, issuances and settlements, assets			(1,208)
Purchases, Assets	86
Issuances, Assets	(1,383)
Settlements, Assets	(6,657)
Transfer into Level 3, assets	25,841	[1]	12,291	[1]
Transfer out of level 3, assets	(8,911)	[1]	11,583	[1]
Level 3 assets, ending balance	40,798		44,667
Change in unrealized gains (losses) included in earnings for assets still held at period end	10,969		18,118
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Equity Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(10,481)		(8,272)
Total realized/unrealized gains (losses) included in earnings, assets	2,395		2,666
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	1		(15)
Purchases, issuances and settlements, assets			(799)
Issuances, Assets	(5)
Settlements, Assets	(273)
Level 3 assets, ending balance	(8,363)		(6,420)
Change in unrealized gains (losses) included in earnings for assets still held at period end	5,188		2,415
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Commodity Contracts (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	979		14,003
Total realized/unrealized gains (losses) included in earnings, assets	46		(61)
Purchases, issuances and settlements, assets			(1,202)
Purchases, Assets	6
Issuances, Assets	(6)
Settlements, Assets	(128)
Transfer into Level 3, assets	35	[1]	(113)	[1]
Transfer out of level 3, assets	(735)	[1]	(11,993)	[1]
Level 3 assets, ending balance	197		634
Change in unrealized gains (losses) included in earnings for assets still held at period end	31		186
Trading Account Assets [Member] | Trading Derivatives, Net [Member] | Credit Derivative (Net) [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	(302)		4,684
Total realized/unrealized gains (losses) included in earnings, assets	216		(2,640)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	11
Purchases, issuances and settlements, assets			202
Settlements, Assets	48
Level 3 assets, ending balance	(27)		2,246
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1,322)		(274)
Investment Securities [Member] | Securities Available For Sale [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	2,203,312		2,363,609
Total realized/unrealized gains (losses) included in earnings, assets	1,624	[6]	(1,111)	[6]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	3,663		9,819
Purchases, issuances and settlements, assets			(177,702)
Purchases, Assets	185,684
Sales, Assets	(12,786)
Settlements, Assets	(358,150)
Transfer into Level 3, assets	101,975	[1]	350,407	[1]
Transfer out of level 3, assets	(163,840)	[1]	(216,250)	[1]
Level 3 assets, ending balance	1,961,482		2,328,772
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,546)	[6]	(12,523)	[6]
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Japanese Prefectural And Municipal Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	1,054		3,069
Total realized/unrealized gains (losses) included in earnings, assets			4
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(1)		8
Purchases, issuances and settlements, assets			(122)
Settlements, Assets	(70)
Level 3 assets, ending balance	983		2,959
Change in unrealized gains (losses) included in earnings for assets still held at period end			4
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Foreign Governments And Official Institutions Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	130,409		87,597
Total realized/unrealized gains (losses) included in earnings, assets	(294)		(221)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	2,346		1,567
Purchases, issuances and settlements, assets			(4,795)
Purchases, Assets	3,485
Sales, Assets	(106)
Settlements, Assets	(61)
Level 3 assets, ending balance	135,779		84,148
Change in unrealized gains (losses) included in earnings for assets still held at period end	(212)		(221)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	2,007,972		2,163,465
Total realized/unrealized gains (losses) included in earnings, assets	1,795		1,458
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	1,643		8,331
Purchases, issuances and settlements, assets			(159,432)
Purchases, Assets	140,342
Sales, Assets	(12,472)
Settlements, Assets	(340,299)
Transfer into Level 3, assets	101,975	[1],[5]	350,407	[1],[5]
Transfer out of level 3, assets	(163,840)	[1],[5]	(197,642)	[1],[5]
Level 3 assets, ending balance	1,737,116		2,166,587
Change in unrealized gains (losses) included in earnings for assets still held at period end	(7,092)		(10,883)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Residential Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	23,783		26,827
Total realized/unrealized gains (losses) included in earnings, assets	(10)		(1,063)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	43		51
Purchases, issuances and settlements, assets			1,083
Purchases, Assets	2,999
Sales, Assets	(206)
Settlements, Assets	(2,133)
Level 3 assets, ending balance	24,476		26,898
Change in unrealized gains (losses) included in earnings for assets still held at period end	(1)		(1,104)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Commercial Mortgage-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	8,147		14,475
Total realized/unrealized gains (losses) included in earnings, assets	106		(299)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	311		(27)
Purchases, issuances and settlements, assets			(893)
Settlements, Assets	(2,980)
Level 3 assets, ending balance	5,584		13,256
Change in unrealized gains (losses) included in earnings for assets still held at period end			(300)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Asset-Backed Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	30,792		67,095
Total realized/unrealized gains (losses) included in earnings, assets	65		(971)
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(686)		(132)
Purchases, issuances and settlements, assets			(13,666)
Purchases, Assets	38,858
Settlements, Assets	(12,607)
Transfer out of level 3, assets			(18,608)	[1]
Level 3 assets, ending balance	56,422		33,718
Change in unrealized gains (losses) included in earnings for assets still held at period end	(203)
Investment Securities [Member] | Securities Available For Sale [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	960		990
Total realized/unrealized gains (losses) included in earnings, assets	(38)		(19)
Level 3 assets, ending balance	922		971
Change in unrealized gains (losses) included in earnings for assets still held at period end	(38)		(19)
Investment Securities [Member] | Securities Available For Sale [Member] | Marketable Equity Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	195		91
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	7		21
Purchases, issuances and settlements, assets			123
Sales, Assets	(2)
Level 3 assets, ending balance	200		235
Investment Securities [Member] | Other Investment Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	35,908		33,904
Total realized/unrealized gains (losses) included in earnings, assets	(496)	[2]	(1,441)	[2]
Total realized/unrealized gains (losses) included in other changes in equity from nonowner sources, assets	(16)		(136)
Purchases, issuances and settlements, assets			(419)
Purchases, Assets	844
Sales, Assets	(4,364)
Settlements, Assets	(12)
Transfer out of level 3, assets	(245)	[1]	(737)	[1]
Level 3 assets, ending balance	31,619		31,171
Change in unrealized gains (losses) included in earnings for assets still held at period end	(684)	[2]	(1,865)	[2]
Other Assets [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 assets, beginning balance	15,303		17,217
Total realized/unrealized gains (losses) included in earnings, assets	342	[2]	(546)	[2]
Purchases, issuances and settlements, assets			(763)
Purchases, Assets	403
Sales, Assets	(38)
Settlements, Assets	(11)
Transfer out of level 3, assets	(288)	[1]
Level 3 assets, ending balance	15,711		15,908
Change in unrealized gains (losses) included in earnings for assets still held at period end	(710)	[2]	(546)	[2]
Other Liabilities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuances, Liabilities	1,620
Settlements, Liabilities	(9,856)
Level 3 liabilities, beginning balance	18,183		45,347
Total realized/unrealized gains (losses) included in earnings, liabilities	(9,806)	[2]	(23,721)	[2]
Total realized gains (losses) included in other changes in equity from nonowner sources, Liabilities	(3,576)		14,786
Purchases, issuances and settlements, liabilities			(1,035)
Transfer into Level 3, liabilities	186	[1]	378	[1]
Transfer out of Level 3, liabilities	(102)	[1]	12,796	[1]
Level 3 liabilities, ending balance	23,413		66,421
Change in unrealized gains (losses) included in earnings for liabilities still held at period end	¥ 7,176		¥ (20,531)	[2]

[1]	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the period.
[2]	Included in Trading account profits—net.
[3]	Includes trading securities under fair value option.
[4]	Included in Trading account profits—net and in Foreign exchange gains—net.
[5]	Transfer out of and transfer into Level 3 for corporate bonds were due principally to changes in the impact of unobservable credit worthiness inputs of the private placement bonds.
[6]	Included in Investment securities gains (losses)—net.

Fair Value (Carrying Value Of Assets Measured At Fair Value On A Nonrecurring Basis By Level) (Details) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2011		Mar. 31, 2011
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 901,704		¥ 585,090
Investment securities valued at net asset value	4,399		14,098
The unfunded commitments related to investment securities valued at net asset value	2,473		5,407
Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	27,448	[1]	5,185	[1]
Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	362,376		370,782
Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	4,500		6,627
Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	357,876		364,155
Premises And Equipment [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,426		10,371
Intangible Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	25,921		32,833
Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	477,533		165,919
Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	469,218	[1],[2]	159,644	[1]
Other Assets [Member] | Other [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,315		6,275
Level 1 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	471,889		158,034
Level 1 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	7,070		12,243
Level 1 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	7,070		12,243
Level 1 [Member] | Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	464,819		145,791
Level 1 [Member] | Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	464,819	[1]	145,791	[1]
Level 2 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	14,670		14,843
Level 2 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	14,670		14,843
Level 2 [Member] | Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	2,598		1,901
Level 2 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	12,072		12,942
Level 3 [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	415,145		412,213
Level 3 [Member] | Investment Securities [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	27,448	[1]	5,185	[1]
Level 3 [Member] | Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	340,636		343,696
Level 3 [Member] | Loans [Member] | Loans Held For Sale [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	1,902		4,726
Level 3 [Member] | Loans [Member] | Collateral Dependent Loans [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	338,734		338,970
Level 3 [Member] | Premises And Equipment [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	8,426		10,371
Level 3 [Member] | Intangible Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	25,921		32,833
Level 3 [Member] | Other Assets [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	12,714		20,128
Level 3 [Member] | Other Assets [Member] | Investments In Equity Method Investees [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	4,399	[1]	13,853	[1]
Level 3 [Member] | Other Assets [Member] | Other [Member]
Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis [Line Items]
Carrying value of assets measured at fair value on a nonrecurring basis	¥ 8,315		¥ 6,275

[1]	Includes investments valued at net asset value of ¥14,098 million and ¥4,399 million at March 31, 2011 and September 30, 2011, respectively. The unfunded commitments related to these investments are ¥5,407 million and ¥2,473 million at March 31, 2011 and September 30, 2011, respectively. These investments are private equity funds.
[2]	Reflected impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details.

Fair Value (Nonrecurring Changes In Fair Value) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 718,609		¥ 159,463
Investment Securities [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	5,202		2,591
Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	99,470		93,668
Loans Held For Sale [Member] | Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	50		(40)
Collateral Dependent Loans [Member] | Loans [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	99,420		93,708
Premises And Equipment [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	4,443		2,828
Intangible Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	27,040		16,363
Other Assets [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	582,454		44,013
Other Assets [Member] | Investments In Equity Method Investees [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	580,895	[1]	43,851	[1]
Other Assets [Member] | Other [Member]
Nonrecurring Changes In Fair Value [Line Items]
Nonrecurring changes in fair value	¥ 1,559		¥ 162

[1]	Includes impairment losses on Morgan Stanley's common stock, which were converted from Morgan Stanley convertible preferred stock on June 30, 2011. See Note 2 for the details on the impairment losses for the six months ended September 30, 2011.

Fair Value (Schedule Of Gains (Losses) Related To Instruments For Which Fair Value Option Was Elected) (Details) (JPY ¥) In Millions, unless otherwise specified	6 Months Ended
	Sep. 30, 2011		Sep. 30, 2010
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	¥ (665,503)		¥ (513,574)
Gain (loss) on financial liabilities for which fair value option was elected	5,493		(80,968)
Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	341,383		329,883
Gain (loss) on financial liabilities for which fair value option was elected	5,493		(80,968)
Foreign Exchange Gains (Losses)-Net [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(1,006,886)		(843,457)
Interest-Earning Deposits In Other Bank [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(168)		1,536
Interest-Earning Deposits In Other Bank [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(168)		1,536
Receivables Under Resale Agreements [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(813)	[1]	3,889	[1]
Receivables Under Resale Agreements [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(813)	[1]	3,889	[1]
Trading Account Securities [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(664,522)		(518,999)
Trading Account Securities [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	342,364		324,458
Trading Account Securities [Member] | Foreign Exchange Gains (Losses)-Net [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial assets for which fair value option was elected	(1,006,886)		(843,457)
Other Short-Term Borrowing [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	93	[1]	(305)	[1]
Other Short-Term Borrowing [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	93	[1]	(305)	[1]
Long-Term Debt [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	5,400	[1]	(80,663)	[1]
Long-Term Debt [Member] | Trading Account Profits (Losses) [Member]
Gains Or Losses Related To The Eligible Instruments Fair Value Option [Line Items]
Gain (loss) on financial liabilities for which fair value option was elected	¥ 5,400	[1]	¥ (80,663)	[1]

[1]	Change in value attributable to the instrument-specific credit risk related to those financial assets and liabilities are not material.

Fair Value (Schedule Of Differences Between Aggregate Fair Value And Aggregate Remaining Contractual Balance For Long-Term Receivables And Debt Instruments) (Details) (JPY ¥)
In Millions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	¥ 26,000	¥ 26,000
Fair value	26,079	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding	79	192
Financial Assets [Member] | Receivables Under Resale Agreements [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	26,000	26,000
Fair value	26,079	26,192
Fair value over (under) remaining aggregate contractual amounts outstanding	79	192
Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	654,950	722,752
Fair value	519,188	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding	(135,762)	(146,783)
Financial Liabilities [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Remaining aggregate contractual amounts outstanding	654,950	722,752
Fair value	519,188	575,969
Fair value over (under) remaining aggregate contractual amounts outstanding	¥ (135,762)	¥ (146,783)

Fair Value (Estimated Fair Value Of Financial Instruments Not Carried On Balance Sheet At Fair Value) (Details) (JPY ¥) In Billions, unless otherwise specified	Sep. 30, 2011	Mar. 31, 2011
Financial Assets [Member] | Cash And Due From Banks, Interest-Earning Deposits In Other Banks, Call Loans And Funds Sold, Receivables Under Resale Agreements And Receivable Under Securities Borrowing Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	¥ 20,691	¥ 19,486
Estimated fair value	20,691	19,486
Financial Assets [Member] | Trading Account Assets, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	22,926	18,792
Estimated fair value	22,926	18,792
Financial Assets [Member] | Investment Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	59,220	58,536
Estimated fair value	59,500	59,002
Financial Assets [Member] | Loans, Net Of Allowance For Credit Losses [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	85,689	86,262
Estimated fair value	86,644	87,054
Financial Assets [Member] | Other Financial Assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	7,059	4,677
Estimated fair value	7,059	4,677
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	11,858	10,033
Estimated fair value	11,858	10,033
Financial Assets [Member] | Derivative Financial Instruments, Assets [Member] | Activities Qualifying For Hedges [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount		2
Estimated fair value		2
Financial Liabilities [Member] | Non-Interest-Bearing Deposits, Call Money And Funds Purchased, Payables Under Repurchase Agreements And Payable Under Securities Lending Transactions [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	38,727	35,544
Estimated fair value	38,727	35,544
Financial Liabilities [Member] | Interest-Bearing Deposits [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	116,197	117,894
Estimated fair value	116,269	117,960
Financial Liabilities [Member] | Trading Account Liabilities, Excluding Derivatives [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	53	31
Estimated fair value	53	31
Financial Liabilities [Member] | Obligations To Return Securities Received As Collateral [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	4,520	3,268
Estimated fair value	4,520	3,268
Financial Liabilities [Member] | Due To Trust Account [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	621	634
Estimated fair value	621	634
Financial Liabilities [Member] | Other Short-Term Borrowing [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	10,234	8,488
Estimated fair value	10,234	8,488
Financial Liabilities [Member] | Long-Term Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	12,811	13,357
Estimated fair value	13,043	13,557
Financial Liabilities [Member] | Other Financial Liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	9,101	4,635
Estimated fair value	9,101	4,635
Financial Liabilities [Member] | Derivative Financial Instruments, Liabilities [Member] | Trading Activities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amount	11,397	9,878
Estimated fair value	¥ 11,397	¥ 9,878

Stock-Based Compensation (Narrative) (Details) (JPY ¥)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Number of shares to be issued or transferred on exercise of each stock acquisition right	100
The contractual term of the stock acquisition rights, in years	30
Weighted average grant date fair value of stock acquisition rights	¥ 33,700
Compensation cost related to the stock acquisition rights	1,704,000,000
Tax benefit for compensation cost for share-based payment arrangements	693,000,000
Total unrecognized compensation cost	1,645,000,000
Number of months for total unrecognized compensation cost related to the stock acquisition to be recognized	6
Cash received from exercise of the stock acquisition rights	4,000,000
The actual tax benefit realized	¥ 817,000,000
Exercise price per share	¥ 1

Stock-Based Compensation (Summary Of The Stock Acquisition Rights Transactions) (Details) (JPY ¥) In Millions, except Share data, unless otherwise specified	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Number of shares outstanding, Beginning of the period	14,857,200
Number of shares, Granted	8,323,100
Number of shares, Exercised	(3,613,600)
Number of shares, Forfeited	(154,200)
Number of shares outstanding, End of the period	19,412,500
Weighted-average exercise price, Beginning of the period	¥ 1
Weighted-average exercise price, Granted	¥ 1
Weighted-average exercise price, Exercised	¥ 1
Weighted-average exercise price, Forfeited	¥ 1
Weighted-average exercise price, End of the period	¥ 1
Weighted-average remaining contractual term, in years, End of the period	28.83
Aggregate intrinsic value, End of the period	¥ 6,853

Stock-Based Compensation (Fair Value Assumption Of The Stock Acquisition Rights) (Details)	6 Months Ended
Sep. 30, 2011
Stock-Based Compensation [Abstract]
Risk-free interest rate	0.29%
Expected volatility	44.96%
Expected term (in years)	4
Expected dividend yield	3.13%

Securities Joint Ventures With Morgan Stanley (Narrative) (Details) (MUFG [Member], JPY ¥) In Billions, unless otherwise specified	Apr. 22, 2011	May 01, 2010
MUMSS [Member]
Investments in and Advances to Affiliates [Line Items]
Noncontrolling interest in Mitsubishi UFJ Morgan Stanley Securities, Co., Ltd.		¥ 127
Amount of capital surplus related to MUFG Group		21
MUFG, percentage of economic and voting rights interests in the joint venture		60.00%
MUFG, percentage of original interest in joint venture		100.00%
Morgan Stanley, percentage of economic and voting rights interests in the joint venture		40.00%
MUFG, amount of capital contribution to MUMSS	30
MUFG, a change in ownership interest of MUMSS from capital surplus to noncontrolling interests	¥ 12
MUFG, percentage of economic interest in the joint venture	60.00%
Morgan Stanley, percentage share of the increase in the net asset value of MUMSS	40.00%
MSMS [Member]
Investments in and Advances to Affiliates [Line Items]
Morgan Stanley, percentage of economic interest in the joint venture		40.00%
MUFG, percentage of voting rights interest in the joint venture		49.00%
Morgan Stanley, percentage of voting rights interest in the joint venture		51.00%
MUFG, percentage of economic interest in the joint venture		60.00%

Subsequent Events (Narrative) (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	0 Months Ended	6 Months Ended
	Nov. 30, 2011	Sep. 30, 2011	Sep. 30, 2010
Subsequent Event [Line Items]
Semi-annual interim cash dividends preferred stock approved, Total		¥ 8,970
Common stock semi-annual interim cash dividend per share		¥ 6	¥ 6
Semi-annual interim cash dividends common stock share		¥ 84,926
Percentage of annual taxable income up to which net operating loss carryforward can be utilized	80.00%
Increase in the net operating loss carryforward period in years	2
Net operating loss carryforward period in years	9
Reduction in the effective statutory rate of corporate income tax	5.00%
Effective statutory rate of corporate income tax for three years ending March 31, 2012	40.60%
Effective statutory rate of corporate income tax for the three year period between April 1, 2012 and March 31, 2015	38.00%
Effective statutory rate of corporate income tax for the fiscal years beginning April 1, 2015 and thereafter	35.60%
Class 5 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share declared on November 14, 2011		¥ 57.5
Class 11 Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred stock semi-annual interim cash dividends per share declared on November 14, 2011		¥ 2.65